   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 1998


                                                      REGISTRATION NOS. 33-46488
                                                                        811-6603

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 11


                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 15


                        (CHECK APPROPRIATE BOX OR BOXES)

                             PERFORMANCE FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 737-3676

                             ELLEN STOUTAMIRE, ESQ.

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             STEVEN R. HOWARD, ESQ.

                    PAUL, WEISS, RIFKIND, WHARTON & GARRISON
                          1285 AVENUE OF THE AMERICA'S
                            NEW YORK, NEW YORK 10019

             It is proposed that this filing will become effective:


                    X      immediately upon filing pursuant to Rule 485(b)


                           on , 1998 pursuant to Rule 485(b)

                           60 days after filing pursuant to Rule 485(a)

                           75 days after filing pursuant to Rule 485(a)

                           on       , 1998 pursuant to Rule 485(a)

                             PERFORMANCE FUNDS TRUST

                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                        UNDER THE SECURITIES ACT OF 1933

                      THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                            THE LARGE CAP EQUITY FUND

                              THE MONEY MARKET FUND

                             THE MID CAP EQUITY FUND
                            THE SMALL CAP EQUITY FUND


                         INSTITUTIONAL CLASS PROSPECTUS
PART A                                                                          PROSPECTUS CAPTION

Item 1.             Cover Page                                                  Cover Page


Item 2.             Synopsis                                                    Description of Funds; Fund
                                                                                Expenses


Item 3.             Financial Highlights                                        Financial Highlights

Item 4.             General Description of Registrant                           The Investment Policies and
                                                                                Practices of the Funds;
                                                                                Description of Securities and
                                                                                Investment Practices

Item 5.             Management of the Fund                                      Management of the Funds; Purchase
                                                                                of Shares

Item 5(a).          Management's Discussion of
                    Fund Performance                                            Index Comparison

Item 6.             Capital Stock and Other Securities                          Dividends, Distributions and
                                                                                Federal Income Tax; Other
                                                                                Information

Item 7.             Purchase of Securities Being Offered                        Fund Share Valuation; Purchase of
                                                                                Fund Shares; Individual Retirement
                                                                                Accounts; Exchange Privileges;
                                                                                Determination of Net Asset Value
                                                                                (Part B)

Item 8.             Redemption or Repurchase                                    Redemption of Fund Shares;
                                                                                Redemptions (Part B)

Item 9.             Legal Proceedings                                           Not Applicable

                            PERFORMANCE FUNDS TRUST
                    3435 STELZER ROAD, COLUMBUS, OHIO 43219

                        GENERAL AND ACCOUNT INFORMATION:
                            (800) PERFORM (737-3676)

                       TRUSTMARK NATIONAL BANK -- ADVISER

                      BISYS FUND SERVICES -- ADMINISTRATOR

               PERFORMANCE FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

     This Prospectus describes six investment funds (the "Funds") managed by Trustmark National Bank. The Funds are:

                             THE MONEY MARKET FUND
                     THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

            THE SMALL CAP EQUITY FUND (FORMERLY, THE SMALL CAP FUND)


          THE MID CAP EQUITY FUND (FORMERLY, THE MID CAP GROWTH FUND)

                           THE LARGE CAP EQUITY FUND

     This Prospectus relates only to the "Institutional Class" of each Fund's shares which only certain investors are qualified to purchase. Each Fund also has a Class A and Class B shares. See, "Other Information -- Capitalization." The Funds are separate investment funds of Performance Funds Trust (the "Trust"), a Delaware business trust and registered management investment company, with distinct investment objectives and policies.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds and should be read and retained for information about each Fund.

     INVESTMENTS IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE UNITED STATES GOVERNMENT. SHARES OF THE FUNDS ARE NOT AN OBLIGATION OF OR GUARANTEED BY TRUSTMARK NATIONAL BANK OR ITS AFFILIATES AND SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES IN THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING LOSS OF PRINCIPAL. THE MONEY MARKET FUND ATTEMPTS TO MAINTAIN THE VALUE OF ITS SHARES AT A CONSTANT $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCES THAT IT WILL ALWAYS BE ABLE TO DO SO.

     A Statement of Additional Information, dated September 30, 1998 (the "SAI") containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information number printed above. The SAI is also available along with other material on the SEC Internet website (http:/www.sec.gov)
                            ------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
                            ------------------------
                               September 30, 1998

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
Fund Expenses...............................................    3
Fee Table...................................................    3
Financial Highlights........................................    5
Description of the Funds....................................   16
The Investment Policies and Practices of the Funds..........   19
Description of Securities and Investment Practices..........   23
Investment Restrictions.....................................   34
Management of the Funds.....................................   35
Fund Share Valuation........................................   38
Purchase of Fund Shares.....................................   38
Individual Retirement Accounts..............................   40
Exchange Privileges.........................................   40
Redemption of Fund Shares...................................   41
Dividends, Distributions and Federal Income Tax.............   43
Other Information...........................................   45
Appendix....................................................  A-1


     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy such securities in any circumstances in which such offer or solicitation is unlawful.

                                 FUND EXPENSES


     The following expense table lists the estimated costs and expenses that an investor in the Institutional Class may incur either directly or indirectly as a shareholder of a Fund. The information is based on expenses incurred during the fiscal year ended May 31, 1998 (except for The Money Market Fund and The Intermediate Term Government Income Fund, the reduction or voluntary waiver of advisory fees). Actual expenses in the future may be greater or less than those shown. Shareholders in Class A and B shares of the Funds may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% for Class A shares and 1.00% for Class B shares of the average net assets of a Fund), to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified investors (see "Purchase of Fund Shares").


                                   FEE TABLE


                                                             THE
                                               THE       INTERMEDIATE
                                    THE     SHORT TERM       TERM          THE        THE        THE
                                   MONEY    GOVERNMENT    GOVERNMENT    SMALL CAP   MID CAP   LARGE CAP
                                   MARKET     INCOME        INCOME       EQUITY     EQUITY     EQUITY
                                    FUND       FUND          FUND         FUND       FUND       FUND
                                   ------   ----------   ------------   ---------   -------   ---------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on
  Purchases (as a percentage
  price).........................   none       none          none         none       none       none
Maximum Sales Load Imposed on
  Reinvested Dividends...........   none       none          none         none       none       none
Deferred Sales Load..............   none       none          none         none       none       none
Redemption Fees..................   none       none          none         none       none       none
Exchange Fees....................   none       none          none         none       none       none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net
  assets annualized)
Investment Advisory Fees (after
  waiver)(2).....................   0.15%      0.40%         0.45%        1.00%      0.75%      0.60%
12b-1 Fees.......................   none       none          none         none       none       none
Other Expenses(after
  waiver)(3).....................   0.19%      0.24%         0.27%        0.45%      0.32%      0.31%
                                    ----       ----          ----         ----       ----       ----
Total Portfolio Operating
  Expenses (after waiver)(4).....   0.34%      0.64%         0.72%        1.45%      1.07%      0.91%
                                    ====       ====          ====         ====       ====       ====


---------------

(1) Shares of the Institutional Class of each Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser or its correspondents or affiliates. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.


(2) Reflects a voluntary reduction for the Money Market Fund and Intermediate Term Government Income Fund in contractual fee. Had this reduction not been in effect, the ratio of investment advisory fees to net assets would have been 0.30% for the Money Market Fund and 0.50% for the Intermediate Term Government Income Fund.



(3) Reflects voluntary reduction of administration fee of 0.08% for the Money Market Fund. Without such waiver, administration fees for the Money Market Fund would total 0.15%.



(4) Absent voluntary fee waivers, "Total Operating Expenses" for the Money Market Fund and the Intermediate Term Government Income Fund would have been 0.57% and 0.77%, respectively.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Funds will bear.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:


                                                    THE
                                      THE       INTERMEDIATE
                           THE     SHORT TERM       TERM          THE        THE        THE
                          MONEY    GOVERNMENT    GOVERNMENT    SMALL CAP   MID CAP   LARGE CAP
                          MARKET     INCOME        INCOME       EQUITY     EQUITY     EQUITY
                           FUND       FUND          FUND         FUND       FUND       FUND
                          ------   ----------   ------------   ---------   -------   ---------
 1 year.................   $ 3        $ 7           $ 7          $ 15       $ 11       $  9
 3 years................   $11        $20           $23          $ 46       $ 34       $ 29
 5 years................   $19        $36           $40          $ 79       $ 59       $ 50
10 years................   $42        $80           $89          $174       $131       $112


---------------

* This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS


     The financial data shown below is to assist investors in evaluating the performance of the Funds since their commencement of operations through May 31, 1998. The following financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements, including this data appears in the Funds' 1998 Annual Report to Shareholders incorporated by reference into the Statement of Additional Information. This financial data should be read in conjunction with the related financial statements and notes thereto.



THE MONEY MARKET FUND



For a share of beneficial interest
outstanding throughout each period:



                                                    INSTITUTIONAL CLASS SHARES
                                       ----------------------------------------------------
                                                                                   FOR THE
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED      ENDED
                                       MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                         1998       1997       1996       1995      1994*
                                       --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period.............................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       --------   --------   --------   --------   --------
Income from Investment Operations:
  Net investment income..............      0.05       0.05       0.05       0.05       0.02
                                       --------   --------   --------   --------   --------
Distributions to shareholders from:
  Net investment income..............     (0.05)     (0.05)     (0.05)     (0.05)     (0.02)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period.......  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       ========   ========   ========   ========   ========
Total Return.........................      5.43%      5.34%      5.60%      5.27%      2.17%
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, End of Period (000)....  $349,024   $320,732   $366,966   $324,942   $139,157
  Net investment income before
     waivers/reimbursements..........      5.07%      4.94%      5.12%      4.91%      2.77%**
  Net investment income net of
     waivers/reimbursements..........      5.31%      5.20%      5.42%      5.27%      3.30%**
  Expenses before waivers/
     reimbursements..................      0.57%      0.51%      0.54%      0.59%      0.68%**
  Expenses net of waivers/
     reimbursements..................      0.33%      0.25%      0.24%      0.23%      0.15%**


---------------


*  Fund commenced operations on September 30, 1993



** Annualized

THE SHORT TERM GOVERNMENT INCOME FUND



For a share of beneficial interest
outstanding throughout each period:



                                                 INSTITUTIONAL CLASS SHARES
                               ---------------------------------------------------------------
                                                                                      FOR THE
                                 YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                 1998       1997       1996       1995       1994      1993*
                               --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period.....................  $   9.75   $   9.75   $   9.84   $   9.77   $  10.10   $  10.00
                               --------   --------   --------   --------   --------   --------
Income from Investment
  Operations:
  Net investment income......      0.54       0.55       0.54       0.53       0.40       0.44
  Net realized and unrealized
     gains/(loss) on
     investments.............      0.10      (0.01      (0.09)      0.07      (0.25)      0.22
                               --------   --------   --------   --------   --------   --------
Total from investment
  operations.................      0.64       0.54       0.45       0.60       0.15       0.66
                               --------   --------   --------   --------   --------   --------
Distributions to shareholders
  from:
  Net investment income......     (0.54)     (0.54)     (0.54)     (0.53)     (0.40)     (0.44)
  Net realized gain on
     investments.............       .--        .--        .--        .--      (0.05)     (0.12)
  In excess of net realized
     gain on investments.....       .--        .--        .--        .--      (0.03)       .--
                               --------   --------   --------   --------   --------   --------
Total distributions to
  shareholders...............     (0.54)     (0.54)     (0.54)     (0.53)     (0.48)     (0.56)
                               --------   --------   --------   --------   --------   --------
Net Asset Value, End of
  Period.....................  $   9.85   $   9.75   $   9.75   $   9.84   $   9.77   $  10.10
                               ========   ========   ========   ========   ========   ========
Total Return.................      6.73%      5.70%      4.65%      6.37%      1.49%      6.74%
Ratios to Average Net
  Assets/Supplemental Data:
  Net Assets, End of Period
     (000)...................  $120,203   $126,428   $106,617   $104,730   $111,657   $138,822
  Net investment income
     before
    waivers/reimbursements...      5.53%      5.63%      5.47%      5.40%      3.95%      4.27%
  Net investment income net
     of
    waivers/reimbursements...      5.53%      5.63%      5.48%      5.43%      4.00%      4.32%
  Expenses before waivers/
     reimbursements..........      0.64%      0.66%      0.72%      0.77%      0.74%      0.72%
  Expenses net of waivers/
     reimbursements..........      0.64%      0.66%      0.71%      0.74%      0.69%      0.67%
  Portfolio turnover rate....     65.07%     85.21%    120.00%    267.65%    213.43%    216.52%


---------------

* Fund commenced operations on June 1, 1992

THE INTERMEDIATE TERM GOVERNMENT INCOME FUND



For a share of beneficial interest
outstanding throughout each period:



                                                 INSTITUTIONAL CLASS SHARES
                                -------------------------------------------------------------
                                                                                     FOR THE
                                  YEAR      YEAR      YEAR       YEAR       YEAR      PERIOD
                                 ENDED      ENDED     ENDED     ENDED      ENDED      ENDED
                                MAY 31,    MAY 31,   MAY 31,   MAY 31,    MAY 31,    MAY 31,
                                  1998      1997      1996       1995       1994      1993*
                                --------   -------   -------   --------   --------   --------
Net Asset Value, Beginning of
  Period......................  $   9.93   $  9.82   $ 10.11   $   9.87   $  10.56   $  10.00
                                --------   -------   -------   --------   --------   --------
Income from Investment
  Operations:
  Net investment income.......      0.59      0.60      0.56       0.62       0.58       0.62
  Net realized and unrealized
     gains/(loss) on
     investments..............      0.42      0.09     (0.29)      0.25      (0.52)      0.61
                                --------   -------   -------   --------   --------   --------
Total from investment
  operations..................      1.01      0.69      0.27       0.87       0.06       1.23
                                --------   -------   -------   --------   --------   --------
Distributions to shareholders
  from:
  Net investment income.......     (0.59)    (0.58)    (0.56)     (0.62)     (0.58)     (0.62)
  In excess of net investment
     Income...................     (0.01)      .--       .--        .--        .--
  Net realized gain on
     investments..............       .--       .--       .--        .--      (0.11)     (0.05)
  In excess of net realized
     gain on investments......       .--       .--       .--      (0.01)     (0.06)       .--
                                --------   -------   -------   --------   --------   --------
Total distributions to
  shareholders................     (0.60)    (0.58)    (0.56)     (0.63)     (0.75)     (0.67)
                                --------   -------   -------   --------   --------   --------
Net Asset Value, End of
  Period......................  $  10.34   $  9.93   $  9.82   $  10.11   $   9.87   $  10.56
                                ========   =======   =======   ========   ========   ========
Total Return..................     10.42%     7.20%     2.66%      9.31%      0.34%     12.66%
Ratios to Average Net
  Assets/Supplemental Data:
  Net Assets, End of Period
     (000)....................  $118,743   $94,242   $77,677   $108,052   $158,420   $150,115
  Net investment income before
   waivers / reimbursements...      5.73%     6.43%     5.50%      6.33%      5.35%      5.85%
  Net investment income net of
     waivers/reimbursements...      5.78%     6.48%     5.55%      6.44%      5.50%      6.00%
  Expenses before waivers/
     Reimbursements...........      0.77%     0.91%     0.86%      0.82%      0.80%      0.82%
  Expenses net of waivers/
     reimbursements...........      0.72%     0.86%     0.81%      0.71%      0.65%      0.67%
  Portfolio turnover rate.....     35.62%    46.23%   183.00%    339.95%    102.46%     54.43%


---------------

*  Fund commenced operations on June 1, 1992

THE LARGE CAP EQUITY FUND



For a share of beneficial interest
outstanding throughout each period:



                                                 INSTITUTIONAL CLASS SHARES
                                -------------------------------------------------------------
                                                                                      FOR THE
                                  YEAR       YEAR       YEAR       YEAR      YEAR     PERIOD
                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,   MAY 31,
                                  1998       1997       1996       1995      1994      1993*
                                --------   --------   --------   --------   -------   -------
Net Asset Value, Beginning of
  Period......................  $  19.16   $  15.29   $  12.51   $  11.33   $ 11.21   $ 10.00
                                --------   --------   --------   --------   -------   -------
Income from Investment
  Operations:
  Net investment income.......      0.19       0.24       0.23       0.25      0.23      0.22
  Net realized and unrealized
     gains/(loss) on
     investments..............      6.00       4.13       3.29       1.42      0.12      1.21
                                --------   --------   --------   --------   -------   -------
Total from investment
  operations..................      6.19       4.37       3.52       1.67      0.35      1.43
                                --------   --------   --------   --------   -------   -------
Distributions to shareholders
  from:
  Net investment income.......     (0.19)     (0.25)     (0.23)     (0.24)    (0.23)    (0.22)
  Net realized gain on
     investments..............     (0.18)     (0.25)     (0.51)     (0.25)      .--       .--
                                --------   --------   --------   --------   -------   -------
Total distributions to
  shareholders................     (0.37)     (0.50)     (0.74)     (0.49)    (0.23)    (0.22)
                                --------   --------   --------   --------   -------   -------
Net Asset Value, End of
  Period......................  $  24.98   $  19.16   $  15.29   $  12.51   $ 11.33   $ 11.21
                                ========   ========   ========   ========   =======   =======
Total Return..................     32.53%     29.06%     28.73%     15.35%     3.10%    14.48%
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, End of Period
     (000)....................  $259,585   $233,454   $140,144   $100,110   $93,983   $87,755
  Net investment income before
     waivers/reimbursements...      0.83%      1.34%      1.55%      2.02%     1.84%     2.00%
  Net investment income net of
     waivers/reimbursements...      0.83%      1.43%      1.65%      2.15%     1.99%     2.20%
  Expenses before waivers/
     reimbursements...........      0.91%      0.92%      0.91%      0.92%     0.98%     1.03%
  Expenses net of waivers/
     reimbursements...........      0.91%      0.83%      0.81%      0.79%     0.83%     0.83%
  Portfolio turnover rate.....      4.78%      1.41%      6.00%     58.08%    27.11%     2.61%


---------------

*  Fund commenced operations on June 1, 1992

THE MID CAP EQUITY FUND



For a share of beneficial interest
outstanding throughout each period:



                                                     INSTITUTIONAL CLASS SHARES
                                          -------------------------------------------------
                                                                                    FOR THE
                                            YEAR       YEAR      YEAR      YEAR     PERIOD
                                           ENDED      ENDED      ENDED     ENDED     ENDED
                                          MAY 31,    MAY 31,    MAY 31,   MAY 31,   MAY 31,
                                            1998       1997      1996      1995      1994*
                                          --------   --------   -------   -------   -------
Net Asset Value, Beginning of Period....  $  16.71   $  14.05   $ 11.11   $  9.60   $ 10.00
                                          --------   --------   -------   -------   -------
Income from Investment Operations:
  Net investment income.................      0.08       0.13      0.13      0.13      0.03
  Net realized and unrealized
     gain/(loss) on investments.........      4.40       2.99      3.44      1.51     (0.40)
                                          --------   --------   -------   -------   -------
Total from investment operations........      4.48       3.12      3.57      1.64     (0.37)
                                          --------   --------   -------   -------   -------
Distributions to shareholders from:
  Net investment income.................     (0.08)     (0.13)    (0.13)    (0.13)    (0.03)
  Net realized gain on investments......     (1.00)     (0.33)    (0.50)      .--       .--
                                          --------   --------   -------   -------   -------
Total distribution to shareholders......     (1.08)     (0.46)    (0.63)    (0.13)    (0.03)
                                          --------   --------   -------   -------   -------
Net Asset Value, End of Period..........  $  20.11   $  16.71   $ 14.05   $ 11.11   $  9.60
                                          ========   ========   =======   =======   =======
Total Return............................     27.15%     22.62%    33.06%    17.31%    (3.66%)
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, End of Period (000).......  $168,116   $125,035   $80,704   $48,068   $33,779
  Net investment income before
     waivers/reimbursements.............      0.41%      0.75%     0.90%     1.11%     0.60%**
  Net investment income net of
     waivers/reimbursements.............      0.41%      0.89%     1.06%     1.37%     1.60%**
  Expenses before waivers/
     reimbursements.....................      1.07%      1.06%     1.14%     1.22%     1.93%**
  Expenses net of waivers/
     reimbursements.....................      1.07%      0.92%     0.98%     0.96%     0.93%**
  Portfolio turnover rate...............     20.48%      7.72%    28.00%    20.39%     5.88%


---------------

*  Fund commenced operations on February 24, 1994



** Annualized

THE SMALL CAP EQUITY FUND



For a share of beneficial interest
outstanding throughout each period:



                                                              INSTITUTIONAL CLASS SHARES
                                                              --------------------------
                                                                    FOR THE PERIOD
                                                                 ENDED MAY 31, 1998*
                                                              --------------------------
Net Asset Value, Beginning of Period........................          $    10.00
                                                                      ----------
Income from Investment Operations:
  Net investment income/(loss)..............................               (0.03)(a)
  Net realized and unrealized gain/(loss) on investments....               (0.05)
                                                                      ----------
Total from investment operations............................               (0.08)
                                                                      ----------
Net Asset Value, End of Period..............................          $     9.92
                                                                      ==========
Total Return................................................               (0.80%)
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, End of Period (000)...........................          $   61,450
  Ratio of net investment Income/(loss) to average net
     assets.................................................               (0.41%)**
  Ratio of expenses to average net assets...................                1.45%**
  Portfolio turnover rate...................................               12.28%


---------------

*  Fund commenced operations on October 1, 1997



** Annualized



(a) Calculated based on average shares during the period.

INDEX COMPARISON



     The information set forth below compares the investment performance of a hypothetical investment of $10,000 in each Fund's Institutional Class of shares to an unmanaged industry index since the commencement of each Fund's operations. Each graph assumes all dividends and distributions were reinvested at net asset value. The index returns are based solely on market returns without deductions of fees or transaction costs.



                       SHORT TERM GOVERNMENT INCOME FUND



     The investment performance of the Institutional Class of the Short Term Fund is compared to the performance of the Lehman Bros. 1-3 Year Government Index in the following chart from June 1, 1992 (commencement of operations) through May 31, 1993 and for the fiscal years ended May 31, 1994, May 31, 1995, May 31, 1996, May 31, 1997 and May 31, 1998.


                                                'Redemption Value
                                                    ($10,000'                  Lehman
'Aug. 31,'                                            10322                    10300
'Nov. 30,'                                            10326                    10326
'Feb, 28,'                                            10606                    10811
'May 31,'                                             10874                    10682
'Aug. 31,'                                            10847                    10874
'Nov. 30,'                                            10869                    10936
'Feb. 28,'                                            10921                    10981
'May 31,'                                             10432                    10696
'Aug. 31,'                                            10971                    11059
'Nov. 30,'                                            10923                    11014
'Feb. 28,'                                            11186                    11338
'May 31,'                                             11522                    11700
'Aug. 31,'                                            11690                    11880
'Nov. 30,'                                            11912                    12140
'Feb. 29,'                                            12046                    12288
'May 31,'                                             12057                    12318
'Aug. 31,'                                            12197                    12501
'Nov. 30,'                                            12531                    12851
'Feb. 28,'                                            12591                    12946
'May 31,'                                             12744                    13132
'Aug. 31,'                                            12980                    13385
'Nov. 30,'                                            13199                    13620
'Feb. 28,'                                            13420                    13855
'May 31,'                                             13604                    14050


                                                               MAY 31,
                                      ---------------------------------------------------------
                                       1993      1994      1995      1996      1997      1998
                                      -------   -------   -------   -------   -------   -------
Redemption Value ($10,000
  investment) Since Inception.......  $10,674   $10,832   $11,522   $12,057   $12,744   $13,604
Lehman Bros. 1-3 Yr. Govt. .........   10,682    10,898    11,700    12,318    13,132    13,604



Without fee waiver, performance would have been lower. Past performance does not predict future results.



--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                              AS OF 5/31/98
--------------------------------------------------------------------------
         1 YEAR                   5 YEAR          SINCE INCEPTION (6/1/92)
--------------------------------------------------------------------------
         6.73%                    4.97%                    5.27%
--------------------------------------------------------------------------

                    INTERMEDIATE TERM GOVERNMENT INCOME FUND



     The investment performance of the Institutional Class of the Intermediate Fund is compared to the performance of the Lehman Bros. Government/Corporate Index in the following chart from June 1, 1992 (commencement of operations) through May 31, 1993 and for the fiscal years ended May 31, 1994, May 31, 1995, May 31, 1996, May 31, 1997 and May 31, 1998.


                                                'Redemption Value
                                                    ($10,000'                  Lehman
'Aug. 31,'                                            10543                    10494
'Nov. 30,'                                            10466                    10471
'Feb. 28,'                                            11146                    11108
'May 31,'                                             11266                    11226
'Aug. 31,'                                            11810                    11819
'Nov. 30,'                                            11759                    11774
'Feb. 28,'                                            11708                    11742
'May 31,'                                             11304                    11338
'Aug. 31,'                                            11465                    11544
'Nov. 30,'                                            11187                    11336
'Feb. 28,'                                            11695                    11900
'May 31,'                                             12356                    12655
'Aug. 31,'                                            12496                    12820
'Nov. 30,'                                            12995                    13409
'Feb. 29,'                                            12905                    13401
'May 31,'                                             12686                    13175
'Aug. 31,'                                            12792                    13349
'Nov. 30,'                                            13521                    14159
'Feb. 28,'                                            13407                    14000
'May 31,'                                             13398                    14216
'Aug. 31,'                                            13936                    14661
'Nov. 30,'                                            14451                    15210
'Feb. 28,'                                            14746                    15555
'May 31,'                                             15017                    15849


                                                               MAY 31,
                                      ---------------------------------------------------------
                                       1993      1994      1995      1996      1997      1998
                                      -------   -------   -------   -------   -------   -------
Redemption Value ($10,000
  investment) Since Inception.......  $11,266   $11,304   $12,356   $12,685   $13,598   $15,017
Lehman Bros. Govt./Corp. ...........   11,226    11,339    12,655    13,175    14,215    15,849



Without fee waiver, performance would have been lower. Past performance does not predict future results.



--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                              AS OF 5/31/98
--------------------------------------------------------------------------
         1 YEAR                   5 YEAR          SINCE INCEPTION (6/1/92)
--------------------------------------------------------------------------
         10.42%                   5.92%                    7.01%
--------------------------------------------------------------------------

                              MID CAP EQUITY FUND



     The investment performance of the Institutional Class of shares of the Mid Cap Equity Fund is compared to the Standard & Poors Mid Cap 400 Index in the following chart from February 24, 1994 (commencement of operations) through May 31, 1994 and for the fiscal years ended May 31, 1995, 1996, 1997 and 1998.


                                                'Redemption Value
                                                    ($10,000'                  Lehman
'May 31,'                                              9634                     9610
'Aug. 31,'                                            10100                    10096
'Nov. 30,'                                             9563                     9585
'Feb. 28,'                                            10500                    10264
'May 31,'                                             11301                    10909
'Aug. 31,'                                            12676                    12167
'Nov. 30,'                                            13180                    12671
'Feb. 29,'                                            13849                    13258
'May 31,'                                             15037                    14014
'Aug. 31,'                                            14925                    13612
'Nov. 30,'                                            16480                    15050
'Feb. 28,'                                            17345                    15504
'May 31,'                                             18439                    16559
'Aug. 31,'                                            20772                    18505
'Nov. 30,'                                            21556                    18995
'Feb. 28,'                                            23193                    20961
'May 31,'                                             23446                    21302


                                                                   MAY 31,
                                                ----------------------------------------------
                                                 1994     1995      1996      1997      1998
                                                ------   -------   -------   -------   -------
Redemption Value ($10,000 investment)
  Since Inception.............................  $9,610   $10,909   $14,014   $16,559   $23,446
S&P MidCap 400................................   9,634    11,302    15,038    18,440    21,302



Without fee waiver, performance would have been lower. Past performance does not predict future results.



---------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN
                      AS OF 5/31/98
---------------------------------------------------------
           1 YEAR             SINCE INCEPTION (2/24/94)
---------------------------------------------------------
           27.15%                       22.13%
---------------------------------------------------------

                             LARGE CAP EQUITY FUND



     The investment performance of the Institutional Class of the Large Cap Equity Fund is compared to the performance of the Standard & Poor's 500 Index in the following chart from June 1, 1992 (commencement of operations) through May 31, 1993 and for the fiscal years ended May 31, 1994, May 31, 1995, May 31, 1996, May 31, 1997 and May 31, 1998.


                                                'Redemption Value
                                               ($10,000 Investment)
                                                 Since Inception'             S&P 500
'Aug. 31,'                                             9979                    10047
'Nov. 30,'                                            10685                    10543
'Feb. 28,'                                            10997                    10908
'May 31,'                                             11448                    11159
'Aug. 31,'                                            12014                    11569
'Nov. 30,'                                            12061                    11605
'Feb. 28,'                                            12158                    11875
'May 31,'                                             11803                    11633
'Aug. 31,'                                            12293                    12200
'Nov. 30,'                                            11835                    11726
'Feb. 28,'                                            12535                    12683
'May 31,'                                             13815                    13978
'Aug. 31,'                                            14329                    14813
'Nov. 30,'                                            15665                    16057
'Feb. 29,'                                            16783                    17060
'May 31,'                                             17527                    17949
'Aug. 31,'                                            17388                    17586
'Nov. 30,'                                            20284                    20529
'Feb. 28,'                                            21123                    21146
'May 31,'                                             22620                    23234
'Aug. 31,'                                            24010                    24736
'Nov. 30,'                                            25885                    26387
'Feb. 28,'                                            28678                    29096
'May 31,'                                             29976                    30363


                                                               MAY 31,
                                      ---------------------------------------------------------
                                       1993      1994      1995      1996      1997      1998
                                      -------   -------   -------   -------   -------   -------
Redemption Value ($10,000
  investment) Since Inception.......  $11,448   $11,803   $13,615   $17,527   $22,620   $29,976
S&P 500.............................   11,159    11,633    13,978    17,949    23,234    30,363



Without fee waiver, performance would have been lower. Past performance does not predict future results.



--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                              AS OF 5/31/98
--------------------------------------------------------------------------
         1 YEAR                   5 YEAR          SINCE INCEPTION (6/1/92)
--------------------------------------------------------------------------
         32.53%                   21.23%                   20.09%
--------------------------------------------------------------------------

                             SMALL CAP EQUITY FUND



     The investment performance of the Institutional Class of the Small Cap Equity Fund is compared to the performance of the Standard & Poor's SmallCap 600 Index in the following chart from October 1, 1997 (commencement of operations) through May 31, 1998.


                                                'Redemption Value
                                               ($10,000 Investment)
                                                 Since Inception'        S&P Small Cap 600
'Nov. 30,'                                             9200                    10126
'Feb. 28,'                                            10030                    11052
'May 31,'                                              9920                    10930


                                                                NOV. 30,    FEB. 28,    MAY 31,
                                                                  1997        1998       1998
                                                                --------    --------    -------
Redemption Value ($10,000 investment) Since Inception.......    $ 9,200     $10,020     $ 9,920
S&P SmallCap 600............................................     10,126      11,052      10,930



Without fee waiver, performance would have been lower. Past performance does not predict future results.



---------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN
                      AS OF 5/31/98
---------------------------------------------------------
           1 YEAR             SINCE INCEPTION (10/1/97)
---------------------------------------------------------
              n/a                       -0.80%
---------------------------------------------------------

                            DESCRIPTION OF THE FUNDS


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


     The Money Market Fund, the Short Term Government Income Fund (the "Short Term Fund"), the Intermediate Term Government Income Fund (the "Intermediate Fund") (the Short Term Fund and Intermediate Fund together referred to herein as the "Government Income Funds"), the Small Cap Equity Fund, the Mid Cap Equity Fund (the "Mid Cap Equity Fund") and the Large Cap Equity Fund (the Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund together referred to herein as the "Equity Funds") are six separate investment funds managed by Trustmark National Bank.


     The investment objective of the Funds, and certain of their investment restrictions described herein and in the SAI are fundamental and may not be changed without shareholder approval.

THE MONEY MARKET FUND

     The investment objective of the Money Market Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market instruments in which the Fund may invest include: U.S. Government securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality which are generally subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

THE GOVERNMENT INCOME FUNDS:


     The Short Term Fund. The investment objective of the Short Term Fund is to provide investors with as high a level of current income as is consistent with limiting the risk of potential loss. Under normal conditions, the Short Term Fund pursues its objective by investing primarily (at least 65% of total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") which results in a dollar weighted average portfolio maturity of less than three years. The maximum effective maturity for any individual security held by the Short Term Fund is approximately five years. Securities purchased by the Short Term Fund will consist of U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper rated in the two highest rating categories, investment grade corporate debt securities, investment grade mortgage- and asset-backed securities and other instruments which the Adviser believes are of comparable quality to those above. The Short Term Fund is intended for investors who seek higher returns than are generally available from money market instruments, with low risk of significant per share price volatility relative to other non-money market investments. Money market funds, however, generally enjoy more stability of principal and invest in portfolio securities which are of higher quality.



     The Intermediate Fund. The investment objective of the Intermediate Fund is to provide investors with a high level of current income. Total return, within given quality parameters, is a secondary consideration of the Intermediate Fund. Under normal conditions, the Intermediate Fund pursues these objectives by investing primarily (at least 65% of total assets) in U.S. Government Securities. The Intermediate Fund may also invest in the same types of securities as the Short Term Fund, except that there are no restrictions on the maturity of any individual assets of the Intermediate Fund. The Intermediate Fund will normally have a dollar weighted average portfolio maturity of 3-10 years.

     By investing in longer-term maturities than the Short Term Fund, the Intermediate Fund attempts to achieve higher returns but with greater risk of volatility in principal value.

THE EQUITY FUNDS:


  The Small Cap Equity Fund



     The investment objective of the Small Cap Equity Fund is long term capital appreciation. The Fund invests primarily in the universe of companies comprising the Standard and Poor's SmallCap 600 Index (the "Index"). As a result, a principal goal of the Fund is to be a broadly diversified portfolio of smaller-capitalized common stocks with holdings in each of the major economic sectors comprising the Index. Not an index fund, the Fund seeks to achieve its objective by investing in publicly traded companies the Fund's Adviser believes are likely to outperform the Index and other companies that the Adviser deems necessary to maintain the Index's general sector weighting. Although the Fund may also invest in the types of investment grade fixed income instruments described under "The Investment Policies and Practices of the Funds" herein, and may use various special investment techniques, under normal market conditions, the Fund will invest at least 65% of its total assets in common stock of companies that, at the time of purchase, fall within the Index. Under normal market conditions, up to 35% of the Fund's total assets may be invested in larger capitalization companies' equity securities and equivalents, preferred stock, foreign securities, investment grade debt securities, securities convertible into common or preferred stock, warrants, money market instruments and stock or index options and futures contracts. See "The Investment Policies and Practices of the Funds" in this Prospectus. There is no assurance the Fund will achieve its investment objective.



  The Mid Cap Equity Fund



     The investment objective of the Mid Cap Equity Fund is to seek to achieve growth of capital by attempting to outperform the S&P MidCap Index. The Fund will seek to achieve this objective by investing primarily in common stocks of mid-sized companies (those with market capitalization ranging from $200 million to $5.2 billion at the time of purchase), including common stocks listed on the S&P MidCap Index (collectively, "Mid Cap Common Stocks") which the Fund's Adviser believes are likely to outperform the S&P MidCap Index. Although the Fund may also invest in the types of investment grade fixed income instruments described under "The Investment Policies and Practices of the Funds" herein, and may use various special investment techniques, under normal market conditions the Fund will invest at least 65% of its total assets in Mid Cap Common Stocks. Under normal market conditions, up to 35% of the Fund's total assets may be invested in options, warrants, preferred stock, foreign securities and money market instruments, investment grade debt securities and securities convertible into common or preferred stock and futures contracts. See "The Investment Policies and Practices of the Funds." There is no assurance that the Fund will achieve its investment objective.


  The Large Cap Equity Fund

     The investment objective of the Large Cap Equity Fund is to provide investors with long-term capital appreciation. The Large Cap Equity Fund pursues this objective by investing primarily (at least 65% of total assets) in common stocks of large, well established U.S. companies with market capitalization exceeding $1 billion at the time of purchase. The Fund may also invest in smaller capitalization companies. It is anticipated that the Fund will invest primarily in companies found in the S&P 500 Index. Income generation is a secondary consideration for the Large Cap Equity Fund. However, the Large Cap Equity Fund may purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the market value of the securities. The price of an issuer's common stock can be significantly affected by market fluctuations and other short term factors, including the stability of the dividend level. Dividend paying stocks are generally less volatile than securities which pay a low level of dividend income and will generally not appreciate as much during rising markets or decline as much during adverse market periods as non-dividend paying stocks. Under normal market conditions, up to 35% of the Fund's total assets may be invested in preferred stock, investment grade debt securities, warrants, securities convertible into common or preferred stock, money market instruments and stock futures contracts.

RISK FACTORS

     There is no assurance that the Funds will achieve their investment objective. Except for the Money Market Fund, each Fund's net asset value is expected to fluctuate, reflecting fluctuations in the market value of its portfolio securities. Investors in the Short Term Fund and the Intermediate Fund are exposed to three types of risk from fixed income securities. (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. (2) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to a Fund. (3) Prepayment risk (for mortgage-backed securities) or call risk (for corporate bonds) is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring a Fund to invest the proceeds at generally lower interest rates.

     Because the Equity Funds invest primarily in common stocks, each Fund is subject to market risk -- i.e., the possibility that stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.


     Small- and mid-size company stocks in which the Small Cap Equity Fund and the Mid Cap Equity Fund will, and the Large Cap Equity Fund may invest in, have historically been more volatile in price than the stock market as a whole. Among the likely reasons for the greater price volatility of small and mid size company stocks are the less certain growth prospects of smaller firms, a low degree of liquidity in the markets for small and mid size company stocks, and the small to negligible dividends generally paid by small and mid size companies as compared to a larger cap company. Besides exhibiting greater volatility, small and mid size company stocks have at times fluctuated in value independently of the broad stock market.



     In addition, small and mid size companies in which the Equity Funds may invest, may have limited product lines, markets or financial resources and may lack management depth. The liquidity and marketability of such companies may be limited and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or the market averages in general. To possibly compensate for this risk exposure, the investor will have an opportunity to participate, through a residual ownership interest, in companies with potentially higher growth rates, versus those found in larger-capitalization issues, and by locating value perhaps overlooked by investment analysts and other investors. The Equity Funds may invest in options, warrants, investment grade convertible securities and futures transactions and the Mid Cap Equity Fund and Small Cap Equity Fund may engage in short sales. Accordingly, an investment in the Equity Funds may not be suitable for all investors.


     For additional information concerning the investment policies, practices and risk considerations of the Funds, see "The Investment Policies and Practices of the Funds" in this Prospectus. See also the SAI.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund has its own investment objectives, and follows its own investment policies and practices, including certain investment restrictions. The Statement of Additional Information (the "SAI") contains specific investment restrictions which govern the Funds' investments. Except as otherwise noted, those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the applicable Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     The Adviser selects investments and makes investment decisions based on the investment objectives and policies of each Fund.

     The Money Market Fund. The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

     The Adviser selects only those U.S. dollar-denominated debt instruments which meet the high quality and credit risk standards established by the Board of Trustees. The Fund will purchase commercial paper which, at the time of investment, is rated in the top category by at least two Nationally Recognized Statistical Rating Organizations ("NRSRO"), or the only NRSRO rating the security or, if not rated, are, in the opinion of the Adviser of an investment quality comparable to rated commercial paper in which the Fund may invest. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are rated AA or better by Standard & Poor's Corporation ("S&P") or Aa or better by Moody's Investors Service ("Moody's"). The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or if unrated are of comparable investment quality as determined by the Adviser.


     The Government Income Funds. The investment objective of the Short Term Fund is to provide investors with as high a level of current income as is consistent with limiting the risk of potential loss. Under normal conditions, the Short Term Fund pursues its objective by investing at least 65% of its total assets in government income securities which results in a dollar weighted average portfolio maturity of less than three years. The maximum effective maturity of any individual security held by the Short Term Fund is approximately five years.


     The investment objective of the Intermediate Fund is to provide investors with a high level of current income. Total return, within certain parameters, is a secondary consideration. Under normal conditions the Intermediate Fund will invest at least 65% of its total assets in government income securities.

     When selecting debt securities for the Short Term Fund and the Intermediate Fund (collectively, the "Government Income Funds"), the Adviser seeks to select those instruments that appear best calculated to achieve each Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Government Income Funds may purchase commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's, investment grade corporate debt securities rated BBB or better by S&P or Baa or better by Moody's, investment grade mortgage and asset-backed securities and other debt instruments, including money market securities, which are of comparable quality in the Adviser's opinion pursuant to guidelines adopted by the Board of Trustees and in interest rate futures. See the Appendix for a description of bond ratings. The remaining net assets may be invested in bank obligations, commercial paper, corporate debt securities, mortgage-related securities and other asset-backed securities. The Government Income Funds will generally not pay brokerage commissions when purchasing portfolio securities but will incur certain transaction costs. For temporary defensive purposes, e.g., during periods in which adverse market or economic conditions warrant, or when, in the opinion of the Advisor it is in the best interests of the Fund, the Fund may invest up to 100% of its assets in money market instruments.


     The Small Cap Equity Fund. The investment objective of the Small Cap Equity Fund is long-term capital appreciation. Under normal market conditions, the Small Cap Equity Fund will invest at least 65% of its assets in the common stock of issuers comprising the Standard & Poor's SmallCap 600 Index at the time of purchase. The Fund may invest up to 35% of its total assets in foreign securities and American Depository Receipts ("ADRs"), equity securities and equivalents of larger capitalized companies, investment grade fixed income securities, such as preferred stock, mortgage related and asset backed securities, debt securities and securities convertible into common or preferred stock, and in obligations of the U.S. government, its agencies or instrumentalities, (including such obligations subject to repurchase agreements) and in options, warrants and futures contracts as determined by the Adviser (see "Description of Securities and Investment Practices"). Investment grade bonds, for example, are those rated "Baa" or better by Moody's or "BBB" or better by S&P or of a comparable rating by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable investment quality. While "Baa'/"BBB" securities and comparable unrated securities may produce a higher return, they are subject to a greater degree of market fluctuation and credit risks than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well. The Fund may also invest in short term (maturing in less than one year) money market instruments, including commercial paper rated "A-1" or better by S&P or "P-1" or better by Moody's. For temporary defensive purposes, e.g., during periods in which adverse market or economic conditions warrant, or when, in the opinion of the Adviser it is in the best interests of the Fund, the Fund may invest up to 100% of its assets in non-equity securities and money market instruments and in equity securities of larger capitalized companies.



     On December 31, 1993, Standard and Poor's introduced the S&P Small Cap 600 Index covering smaller capitalized, publicly traded companies domiciled in the United States. As of June 30, 1998 the Index contains 600 issues with market capitalizations ranging from approximately $50 million to $3.3 billion. The median market capitalization of the Index is approximately $514 million and complements both the S&P 500 Index and the S&P 400 Mid Cap Index. The Index was developed in response to a widespread interest in smaller capitalized issues, which, though more volatile than larger capitalized indices, have historically provided for periods of greater price appreciation.


     The Adviser will rely extensively upon computer models developed by it for stock selection. This disciplined approach, which is based on input of company fundamentals, allows the model to rank the companies in the S&P Small Cap 600 Index in order of attractiveness. It is anticipated that in order to maintain economic sector weightings comparable to that of the Index, the Fund, depending on asset size, will contain anywhere from approximately 40 to 200 of the most attractive companies ranked by the model. The Adviser may also rely upon other factors, both qualitative and quantitative, in determining the composition of the Fund.

     Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) earnings volatility; (3) relative valuation and earnings momentum; (4) composite rank; (5) dividend yield; and (6) proprietary analysis of earnings momentum and valuation.

     The common shares of small capitalization companies often pay no dividends, thus current income is not a significant factor in the selection of stocks. The Adviser will select portfolio securities based on characteristics such as the financial strength and profitability of the company, the expertise of management and the growth potential of the company. A majority of the companies in which the Fund invests are expected to be traded in the over-the-counter market, although the common shares of many companies are traded on the New York Stock Exchange or the American Stock Exchange.

     The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies, thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.

     The Fund should not be considered suitable for investors who are unable or unwilling to assume the risk of loss inherent in a program of investment in small capitalization companies. Small capitalization companies are more volatile than larger capitalization companies. The Fund may invest in relatively new or unseasoned firms, which are in their early stages of development, or small companies positioned in new and emerging industries. Securities of small and unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have limited revenues and product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. They may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may incur significant losses, therefore, investments in such companies are speculative.


     Mid Cap Equity Fund. The investment objective of the Mid Cap Equity Fund is to seek to achieve growth of capital by attempting to outperform the S&P MidCap Index. The Mid Cap Equity Fund will purchase common stocks of mid-sized companies (companies with market capitalization ranging from $200 million to $5.2 billion at the time of purchase), including common stocks listed on the S&P MidCap Index (collectively, "Mid Cap Common Stocks"). There is no assurance that the Fund will achieve its investment objective.



     Although under normal market conditions the Fund intends to invest all of its assets in Mid Cap Common Stocks (and in no event less than 65% of the Fund's total assets), the Fund may invest up to 35% of its assets in other types of investment grade fixed income securities (primarily preferred stock, debt securities and securities convertible into common or preferred stock), mortgage related and asset backed securities, equity securities of larger capitalized companies and foreign securities and ADRs, and in options and warrants, as determined by the Adviser (see "Description of Securities and Investment Practices"). When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is in the best interests of the Fund, the Fund may invest temporarily for defensive purposes without limitation in equity securities of larger capitalized companies, investment grade debt securities, preferred stock, obligations of the U.S. government, its agencies or instrumentalities (including such obligations subject to repurchase agreements), or in short-term (maturing in less than one year) money market instruments, including commercial paper rated "A-1" or better by S&P or "P-1" or better by Moody's.


     In June 1991, S&P introduced the S&P MidCap Index covering middle size companies traded in the United States. The S&P MidCap Index contains 400 domestic stocks with market capitalization ranging from $200 million to $5.2 billion. The median market capitalization is about $600 million. This index, which complements the widely used S&P's 500 Index, was developed in response to widespread interest in the U.S. and international investment communities as a way to track and invest in a broad base of companies with market capitalizations smaller than those in the "500" but still large enough to be liquid and easily traded by large investors.

     The Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

     Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and
(7) composite rank.

     Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in Mid Cap Common Stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     The Large Cap Equity Fund. The investment objective of the Large Cap Equity Fund is to provide investors with long-term capital appreciation. In selecting equity investments (which include common stocks of U.S. companies and ADRs of foreign companies) for the Large Cap Equity Fund, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value, (2) yield, (3) price and earnings momentum, (4) historical and projected earnings growth, (5) price and earnings risk, and (6) liquidity. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States.


     The Adviser may also select other equity investments for the Large Cap Equity Fund such as preferred stocks, high grade securities convertible into common stocks, and warrants. Normally, the Large Cap Equity Fund will invest at least 65% of its total assets in common stocks or securities convertible into common stocks of large, well established companies with market capitalization in excess of $1 billion at the time of purchase ("Large Cap Common Stocks"). Under normal conditions, up to 35% of the Fund's total assets may be invested in investment grade fixed income securities, mortgage related and asset backed securities, U.S. Government securities, foreign securities and options and futures transactions. When warranted by business or financial conditions, or when in the opinion of the Adviser it is in the best interests of the Fund, the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in U.S. Government securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements (maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated A or better by at least two rating organizations.


     The following describes in greater detail different types of securities and investment practices used by certain of the Funds.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities (all Funds). The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Other Asset-Backed Securities" below.


     Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act. The Funds limit their investments in United States bank obligations to obligations of United States banks (including foreign branches). The Funds limit their investments in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.


     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Commercial Paper (all Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.

     Corporate Debt Securities (all Funds). The Funds may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers, including, for the Equity and Government Funds, those described below under "Foreign Securities and American Depository Receipts." Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see "Foreign Securities and American Depository Receipts" below for more details). The Money Market Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet previously disclosed minimum ratings or if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Repurchase Agreements (all Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, repurchase agreements with a maturity of greater than seven days will be considered illiquid. See "Investment Restrictions." In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

     Loans of Portfolio Securities (all Funds). To increase income, the Funds may lend their securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan,
(4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed one third of the value of the Fund's total assets.

     If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

     Variable and Floating Rate Demand and Master Demand Notes (all Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to the Money Market Fund) of that Fund's net assets.

     The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for short term debt securities.

     Foreign Securities and American Depository Receipts ("ADRs") (the Equity Funds). The Equity Funds may invest in foreign securities through the purchase of ADRs and may also invest directly in certain debt securities of foreign issuers. The foreign debt securities in which the Equity Funds may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Each Equity Fund's investment in foreign debt securities is limited to 5% of its total assets.

     The Equity Funds may invest in securities represented by ADRs. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. The Funds will not invest more than 20% of their total assets in ADRs.

     Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies.


     When Issued, Delayed Delivery Securities and Forward Commitments (All Funds, except Money Market Fund). The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.


     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate cash or liquid high-grade debt securities with the Fund's custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.

     Mortgage-Related Securities (all Funds). The Funds may invest in various mortgage-related securities. Mortgage loans made by banks, savings and loans institutions and other lenders are often assembled into pools, the interests in which may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities."

     Most mortgage securities are pass-through securities, which means they provide investors with payments consisting of both principal and interest from mortgages in the underlying mortgage pool. Investors receive a pro rata share of both regular interest and principal payments (less issuer fees and applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool. The dominant issuers or guarantors of mortgage securities today are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA guarantees mortgage-backed securities composed of Government-guaranteed or insured (Federal Housing Authority, Veterans Administration or Farmers Home Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. GNMA and FHLMC guarantee mortgage securities composed of pools of conventional and Federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers.

     The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC currently guarantees timely payment and ultimate payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they have a close relationship with the U.S. Government. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities. However, like most mortgage-backed securities, the experienced yield is sensitive to interest rates and the rate of principal payments (including prepayments). Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Fund may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise, the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. Because the average life of mortgage-related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which a Fund is invested may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio weighted average life.

     In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.


     The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Advisor will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a

Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

     The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

     Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share value and yield are not guaranteed and the Government Income Funds' and the Equity Funds' share values will fluctuate, and there can be no assurance that each Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.


     Other Asset-Backed Securities (all Funds). The Funds may also invest in other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile Receivables(sm)("CARS(sm)"). CARS(sm) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS(sm) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(sm) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.



     Interest Rate Futures (the Government Income Funds only). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates, provided that not more than 25% of each Fund's net assets are at risk due to such transactions. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

     Generally, if market interest rates increase, the value of outstanding debt securities decline (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of selling its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have declined. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued investment of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. The Funds will maintain a segregated account when engaged in transactions regarding interest rate futures contracts in an amount sufficient to cover the obligations of the Government Income Funds pursuant to such contracts.

     Options on Common Stocks and Stock Indices (the Equity Funds only). Each Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns or has the right to acquire the optioned securities and maintains, in a segregated account with its custodian, liquid assets with a value sufficient to meet its obligations under the call, or if a Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, each Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

     Each Fund also may purchase put options ("puts"). When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, a Fund will have lost the premium and this will have the effect of reducing the Fund's return.

     Each Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which the Fund has written lapses unexercised, because the Fund would retain the premium.

     Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets. There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

     Stock Index Futures Contracts (Equity Funds only). Each Fund may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 25% of the Fund's assets are at risk due to such transactions. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

     Each Fund intends to buy stock index futures contracts for the purpose of maintaining a fully invested position during periods of relatively large cash inflows and therefore would normally be a buyer of stock index futures contracts. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If a Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. Each Fund may buy or sell stock index futures contracts to close out existing futures positions.

     Put Options on Stock Index Futures Contracts (Equity Funds only). Each Fund may purchase put options on stock index futures as another method of protecting the Large Cap Equity Fund's assets against market declines. See the SAI for further information about these options contracts.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. Each Fund will maintain a segregated account when engaged in transactions regarding put options on stock index futures contracts in an amount sufficient to cover the obligation of the Fund pursuant to such contracts.

     The use of stock index futures contracts and put options on stock index futures contracts may impair the liquidity of the Fund's assets and the ability to operate as an open-end investment company. The Adviser will monitor the Fund's use of such techniques and report to the Board of Trustees concerning their impact, if any, on liquidity and the Fund's ability to meet redemptions. For additional information regarding options and futures contracts see, "Additional Permitted Investment Activities" in the SAI.

     Illiquid Investments (all Funds). It is the policy of each Fund that illiquid securities (including repurchase agreements of more than seven days' duration and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice) may not constitute, at the time of purchase or at any time, more than 15% (10% with respect to the Money Market Fund) of the value of the total net assets of each such Fund.

     Illiquid securities include (a) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market, (b) participation interests in loans that are not subject to puts and (c) repurchase agreements not terminable within seven days. See "Repurchase Agreements" above.

     Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. Consequently, investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the

Fund's Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% (10% with respect to the Money Market Fund) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% (10% with respect to the Money Market Fund) of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     Warrants and Rights (the Equity Funds). The Funds may invest in warrants or rights of securities of companies (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser for inclusion in the Funds. In the event the underlying security does not sufficiently increase in value during the period when the warrant may be exercised so as to provide an attractive investment for the Funds, the warrant will expire and the Funds will suffer a loss on the price it paid for the warrant. The Funds will not invest more than 2% of its total assets in warrants or rights which are not listed on the New York or American Stock Exchanges.


     The Small Cap Equity Fund will only invest in warrants or rights when the security is issued and distributed by a company found within the Index universe and only then when it is owned by the Fund prior to the security's distribution of record. For the foreseeable future, it is not anticipated warrants and rights will be included as a security comprising the S&P Small Cap 600 Index.



     Investment Company Securities (All Funds). Each Fund may invest in securities issued by other investment companies including shares of the Money Market Fund. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities in the aggregate Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative fees. In order to avoid the imposition of additional fees as a result of investments by the Trust's Funds in the Money Market Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fee from the Money Market Fund that are attributable to those Fund investments. The Advisor and the Administrator will promptly forward such fees to the Trust's Funds.


     Convertible Securities (the Equity Funds). Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     The Funds may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in Common Stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the SAI.

     The Funds will purchase only investment grade convertible securities having a rating of, or equivalent to, at least an S&P rating of BBB (which rating may have speculative characteristics) or, if unrated, judged by the Adviser to be of comparable quality. Securities in the lowest investment grade debt category generally have higher yields, may have speculative characteristics and, as a result, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher investment grade securities. See "Description of Corporate Debt Ratings" in the SAI.


     Corporate Reorganizations (the Equity Funds). Subject to the Small Cap policy of investing at least 65% of its total assets in S&P SmallCap 600 Index, the Mid Cap Equity Fund's policy of investing at least 65% of its total assets in Mid Cap Common Stocks and the Large Cap Equity Fund's policy of investing at least 65% of its total assets in Large Cap Common Stock, the Funds may invest without limit in securities listed on the S&P SmallCap 600 Index, the S&P MidCap Index and the S&P 500 Index, respectively, for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Funds may sustain losses. For further information on such investments, see "Description of the Fund's Investment Securities" in the SAI.


     Investments in Small, Unseasoned Companies (the Equity Funds). The Funds may invest in small, less well known companies. Some of these companies may have limited operating history and limited liquidity. To lessen the liquidity concerns, the Funds will not invest in illiquid, nonmarketable securities of small, unseasoned companies. The Mid Cap and Large Cap Equity Fund will not invest more than 5% of its respective net assets in small, unseasoned companies.


     Short Sales (the Mid Cap Equity and the Small Cap Equity Funds). The Funds may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.


     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

     A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Funds will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payments received by a Fund on such security, such Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

     If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, such Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

     The market value of the securities sold short of any one issuer will not exceed either 5% of a Fund's total assets or 5% of such issuer's voting securities. A Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. Each Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.


     Reverse Repurchase Agreements (Small Cap Equity Fund and Mid Cap Equity Fund only). The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities during market conditions deemed unfavorable by the Adviser to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as are consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.


     Zero Coupon Securities (all Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

     Currently Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

Portfolio Turnover


     Purchases and sales are made for the Funds whenever necessary, in the Adviser's opinion, to meet each Fund's objectives. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund's total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund. The Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund do not anticipate that the portfolio turnover rate will exceed 200%, 200% and 100% respectively. The portfolio turnover rate is not expected to exceed 250% for the Short Term Fund and 150% for the Intermediate Fund.


                            INVESTMENT RESTRICTIONS
                        (ALL FUNDS, EXCEPT AS INDICATED)

     Each Fund is a diversified fund. As such, it will not, with respect to 75% (100% with respect to the Money Market Fund) of its total assets, invest more than 5% of such Fund's total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any single issuer. The Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time. Also, each Fund will invest less than 25% of its total assets in the securities of any one industry (except that the Money Market Fund may invest more than 25% of its total assets in instruments issued by domestic banks). For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry. The classification of each Fund as a diversified investment company is a fundamental policy of each Fund and may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. As used in this prospectus, the term "majority of outstanding shares" of each Fund means, respectively, the vote of lesser of (i) 67% or more of the shares of the Fund present at the meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. In addition to other restrictions listed in the SAI, the Funds may not (except where specified):


     (1) borrow money or pledge or mortgage its assets, except that each Fund may borrow from banks and the Small Cap and Mid Cap Equity Funds may engage in reverse repurchase agreements. The Funds may borrow from banks up to 33 1/3% of the current value of their total assets and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of such Fund's total assets.


     (2) make loans, and loans of portfolio securities in excess of 33 1/3% of the value of such Fund's total assets except that a Fund may enter into repurchase agreements with respect to its portfolio securities;

     (3) invest more than 15% (10% with respect to the Money Market Fund) of the market value of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days.

     Except as indicated otherwise, the foregoing investment restrictions and those described in the SAI are fundamental policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "Other Information -- Voting."

     The Money Market Fund's diversification tests are measured at the time of initial purchase, and calculated as specified in Rule 2a-7 of the Investment Company Act of 1940, which may allow the Fund to exceed the limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in this Prospectus to the extent that the Fund satisfies Rule 2a-7's maturity requirements.

     It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law (for example, Rule 2a-7 with respect to the Money Market Fund), the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

     If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

     The Adviser. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion.


     Trustmark's Financial Services Group, has assets in excess of $1.6 billion under management in addition to the Trust's Funds. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been managing trust monies for over 40 years. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.



     Trustmark has an investment management staff of highly trained professionals who manage the assets of each Fund. Kelly Collins is the Portfolio Manager responsible for the day-to-day management of the Money Market Fund's portfolio. Mr. Collins has been with Trustmark since 1991. Jonathan Rogers, CFA, Vice President and Portfolio Manager at Trustmark National Bank since 1985, is responsible for the day-to-day management of the Short Term Fund's portfolio. Robert H. Spaulding is responsible for the day-to-day management of the Intermediate Fund's portfolio. Mr. Spaulding, a Vice President, has 20 years of trust experience with Trustmark. Douglas P. Muenzenmay, who joined Trustmark in 1997 is responsible for day-to-day management of the Small Cap Equity Fund with Douglas H. Ralston, CFA, acting as Associate Manager. Mr. Muenzenmay was previously employed by Brenton Bank, Inc. as an equity fund portfolio manager. Mr. Ralston, Vice President and Trust Officer with over 12 years investment experience joined Trustmark in 1991. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville. Mr. Ralston is also responsible for the day-to-day management of the Mid Cap Equity Fund. Charles H. Windham, Jr., a Vice President of Trustmark since 1970, is responsible for the day-to-day management of the

Large Cap Equity Fund's portfolio. Zachariah Wasson, CFA, and Senior Vice President of Trustmark, serves as Chief Investment Officer and has overall supervisory responsibility. Mr. Wasson joined Trustmark in 1990 and has over 20 years of bank and investment experience.



     For the advisory services it provides to the Funds, Trustmark may receive fees based on average daily net assets up to the following annualized rates:
Money Market Fund, 0.30%; Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; Small Cap Equity Fund, 1.00%; Mid Cap Equity Fund, 0.75%; and the Large Cap Equity Fund, 0.60%.


     Based upon the advice of its counsel, Trustmark believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Trustmark from continuing to perform such services for the Funds. If Trustmark were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


     The Distributor and Administrator. BISYS Fund Services Ohio, Inc. ("BISYS") acts as the Administrator of the Funds. Performance Funds Distributor, Inc. ("PFD"), an affiliate of BISYS, is the Distributor for the Trust and distributes the Funds' shares and may be reimbursed for certain of its distribution related expenses.



     Administrative Services. The Funds have entered into an Administration Agreement with BISYS pursuant to which BISYS provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the service performed by the Funds' Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds, (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees, and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, BISYS receives from each Fund a monthly fee at the annual rate of 0.15% of the average daily net assets of each Fund. BISYS also serves as the Funds' Transfer Agent and Fund Accountant.



     Service Organizations. Various banks (including Trustmark), trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship. Institutional Class investors are not required to purchase shares through or maintain an account with a Service Organization.


     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Funds' minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities law on this issue may differ from interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by BISYS, BISYS Fund Services, Inc. or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund and are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class which bears such expense.

     Portfolio Transactions. Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion.

     In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best execution of each Fund's orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser on behalf of the Funds. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received on behalf of the Funds.

YEAR 2000


     Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds or their service providers and counterparties do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds are in the process of assessing and formulating responses to these potential problems with the Adviser and all other major service providers and counter parties. There can be no assurance that the Funds' actions will be sufficient to avoid any adverse impact.


                              FUND SHARE VALUATION

     The net asset value per share is calculated at 12 noon (eastern time) for the Money Market Fund and at 4:00 p.m. (eastern time) for all other Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor, Inc. are accrued daily and taken into account for the purpose of determining the net asset value.

     The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that a net asset value of $1.00 per share can be maintained. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

     Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by or at the direction of the Board of Trustees.

     With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

                            PURCHASE OF FUND SHARES

     Orders for purchases of Institutional Class shares will be executed at the net asset value next determined after an order has been received. All monies received by the Funds for purchase of Institutional Class shares are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Trust maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Trust and the Funds reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. The Funds reserve the right to reject any purchase order. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.


     Shares of the Institutional Class of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (i) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement,
(ii) employees of Trustmark (and family members), the Distributor, Administrator, and affiliates and correspondents, (iii) or Trustees of the Trust (and family members) or Directors of Trustmark (and family members), (iv) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (v) other persons or organizations authorized by the Distributor.


     An investment may be made using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.

     Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. (eastern time) (1:30 p.m. (eastern time) in the case of the Money Market Fund), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date.

     By Mail. Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Where purchases are made by check in any Fund redemption proceeds will not be available until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.


     By Automatic Investment. Investors may participate in the Automatic Investment Plan, which is an investment plan that automatically debits money from the shareholder's designated bank account and invests it in one or more of the Funds through the use of electronic fund transfers or automatic bank drafts. Shareholders may elect to make investments by transfers of a minimum of $25.00 on either the fifth or twentieth day of each month into their established Fund Account. No minimum initial investment applies when an account is established through the Automatic Investment Plan. Contact the Funds for more information about the Automatic Investment Plan.


     By Payroll Direct Deposits. Investors may set up a payroll direct deposit arrangement for amounts to be automatically invested in any of the Funds. Participants in the Payroll Direct Deposit program may make periodic investments of at least $20.00 per pay period. Contact the Fund for more information about Payroll Direct Deposits.

                         INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians. For more information on IRAs, call the Fund toll free at 1-800-737-3676.

                              EXCHANGE PRIVILEGES

     Shares of each Fund may be exchanged for shares of another Fund in the same class only. Before engaging in an exchange transaction, a shareholder should read carefully the portions of the applicable Trust Prospectus which describes the Fund into which the exchange will be made. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an exchange is $100. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.

     A new account opened by exchange must be established with the same name(s), address and social security number or TIN as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order. No service fee is imposed for exchanges.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Funds. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. No signature guarantee is required.

     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions, simply call the Funds toll free at 1-800-737-3676. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. Telephone exchanges are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. See "Redemption of Fund Shares -- By Telephone" below for a discussion of telephone transactions generally. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the exchange request to the Fund at the address listed under "Purchase of Fund Shares."

                           REDEMPTION OF FUND SHARES


     Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. If shares are redeemed through a broker-dealer or investment adviser, such redemption is complete upon receipt by the broker-dealer or investment adviser of the shareholder's redemption request. See "Fund Share Valuation." A redemption is a taxable transaction on which gain or loss may be recognized. Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund because the Fund seeks to maintain a constant net asset value per share of $1.00.


     Where the shares to be redeemed have been purchased by check, the Funds will make redemption proceeds available immediately upon clearance of the purchase check which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day (unless a shareholder who has previously established wire transfer procedures with the Trust's Transfer Agent has requested that proceeds be sent by wire transfer), although each Fund may take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.


     Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communication, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

     You may redeem your shares using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him to redeem your shares. He will then contact PFD and place a redemption trade on your behalf. You will receive the next determined net asset value per share after receipt of such request by your broker or investment adviser. It will be the responsibility of such broker or investment adviser to transmit your redemption request to the Fund in a timely manner. Such broker or investment adviser may charge you a fee for this service.

     By Mail. You may redeem your shares by sending a letter directly to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares, (ii) your account number, (iii) the amount to be redeemed, and (iv) the signatures of all registered owners. A signature guarantee will be required when redemptions proceeds are to be sent to an address other than the registered address.

     If you elect to receive distributions in cash and checks that (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     By Telephone. You may redeem your shares by calling the Funds toll free at 1-800-737-3676. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, records telephone instructions and provides written confirmation to investors of such transactions. Telephone redemptions are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. Wire redemptions are available to the shareholder unless otherwise indicated by checking the box on the Purchase Application. Please attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

     Check Writing. A check redemption ($100 minimum, no maximum) feature is available with respect to the Money Market Fund. Checks are free and may be obtained from the Fund. It is not possible to use a check to close out your account since additional shares accrue daily.

     The above mentioned services "Telephone," "Wire" and "Checkwriting" are not available for IRAs and trust clients of Trustmark.


     Automatic Withdrawal Plan. An owner of $25,000 or more of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


     Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by shareholder redemption of the account to $500 ($250 for IRAs) or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500 ($250 for IRAs), this restriction will not apply.

     Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Any such redemption in kind will be made in readily marketable securities. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

     Each Fund has elected to qualify, has qualified and intends to continue to qualify to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.


     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Money Market Fund will declare dividends of such income daily and pay those dividends monthly. Investment company taxable income will be distributed by the Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund monthly. The Government Income Funds will declare dividends of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.


     In the case of the Government Income Funds, the amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution or may receive such distribution in cash. If no election is made, distributions will be automatically reinvested in additional shares of the applicable Fund.

     Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

     In the case of the Money Market Fund, shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of shares of the Government Income Fund and Large Cap Equity Fund, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.

     Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     Distributions of net investment income (regardless of whether derived from dividends, interest or short-term capital gains), generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

     A distribution, will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Special tax rules may apply to a Fund's acquisition of financial futures contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

     It is anticipated that a portion of the dividends paid by the Equity Funds will qualify for the dividends-received deduction available to corporations. The dividends paid by the Money Market Fund and Government Income Funds are not expected to so qualify.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

                               OTHER INFORMATION

CAPITALIZATION

     Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separate portfolios or series, six of which are offered in this Prospectus. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid and non-assessable.

     This Prospectus relates to the Institutional Class of each Fund's shares. Each Fund also offers Class A and Class B shares. Institutional Class shares and Class A and B shares are identical in all respects with the exception that the Class A shares are subject to a front end sales charge and Class B shares may be subject to a contingent deferred sales charge and Class A and B shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-737-3676, or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares.

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. Each Fund may vote separately on items which affect only that particular Fund and each class within a Fund may vote separately on matters which affect only that class. For example, Class A and B shareholders will vote on matters related to each Fund's Distribution Plan under Rule 12b-1. See "Other
Information -- Voting Rights" in the SAI.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund.

PERFORMANCE INFORMATION

     Each Fund may, from time to time, include its yield and/or total return in advertisements or reports to shareholders or prospective investors. Shareholders of the Class A and Class B shares may experience a lower net return on their investment than shareholders of the Institutional Class of shares because of sales charges and Rule 12b-1 Plan distribution fees paid by such shareholders. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of "yield" for the Money Market Fund will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for the Money Market Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect only the Fund's performance during the particular seven-day period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Quotations of "yield" for all other Funds will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the net asset value per share on the last day of the period.


     Quotations of average annual total return for all Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.


     Performance information for each Fund may be compared to various unmanaged indices, such as the S&P Small Cap 600 Index, S&P MidCap Index, Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. Indices prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of each Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for each Fund, see the SAI.

ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.


SHAREHOLDER INQUIRIES


     All shareholder inquiries should be directed to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

     General and Account Information: (800) PERFORM (737-3676).

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's description of its four highest bond ratings are listed as follows:

          X Aaa -- judged to be the best quality and they carry the smallest degree of investment risk;

          X Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds;

          X A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations";

          X Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time;

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     Excerpts from S&P's description of its four highest bond ratings are listed as follows:

          X AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong;

          X AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from issues only in a small degree;

          X A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;

          X BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                            [PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISER

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR

BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036




                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                                 THE SHORT TERM
                             GOVERNMENT INCOME FUND

                              THE INTERMEDIATE TERM
                             GOVERNMENT INCOME FUND


                            THE SMALL CAP EQUITY FUND



                             THE MID CAP EQUITY FUND


                            THE LARGE CAP EQUITY FUND

                               INSTITUTIONAL CLASS
                                   PROSPECTUS

                                [TRUSTMARK LOGO]
                 National Bank
                 Performance Funds'
                 Investment Adviser

                               SEPTEMBER 30, 1998

                              CROSS REFERENCE SHEET
                      THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                              THE MONEY MARKET FUND

                            THE LARGE CAP EQUITY FUND

                             THE MID CAP EQUITY FUND
                            THE SMALL CAP EQUITY FUND

                         CLASS A AND CLASS B PROSPECTUS
PART A                                                                          PROSPECTUS CAPTION

Item 1.             Cover page                                                  Cover Page

Item 2.             Synopsis                                                    Class Shares; Fund Expenses

Item 3.             Financial Highlights                                        Financial Highlights

Item 4.             General Description of Registrant                           The Investment Policies and
                                                                                Practices of the Funds;
                                                                                Description of Securities and
                                                                                Investment Practices;

Item 5.             Management of the Fund                                      Management of the Fund; Purchase
                                                                                of Shares

Item 5(a).          Management's Discussion of
                    Fund Performance                                            Index Comparison

Item 6.             Capital Stock and Other Securities                          Dividends, Distributions and
                                                                                Federal Income Tax; Other
                                                                                Information

Item 7.             Purchase of Securities Being Offered                        Fund Share Valuation; Purchase of
                                                                                Fund Shares; Individual Retirement
                                                                                Accounts; Exchange Privileges;
                                                                                Determination of Net Asset Value
                                                                                (Part B)

Item 8.             Redemption or Repurchase                                    Redemption of Fund Shares;
                                                                                Redemptions (Part B)

Item 9.             Legal Proceedings                                           Not Applicable

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                      THE SHORT TERM GOVERNMENT INCOME FUND

                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                            THE SMALL CAP EQUITY FUND

                             THE MID CAP EQUITY FUND

                            THE LARGE CAP EQUITY FUND

                               CLASS A and CLASS B
                                   PROSPECTUS

                                [TRUSTMARK LOGO]
                            National Bank
                            Performance Funds'
                            Investment Adviser

                               SEPTEMBER 30, 1998

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Fund Expenses...............................................     3
Fee Table...................................................     3
Financial Highlights........................................     6
Description of the Funds....................................    17
The Investment Policies and Practices of the Funds..........    19
Description of Securities and Investment Practices..........    23
Investment Restrictions.....................................    33
Management of the Funds.....................................    34
Fund Share Valuation........................................    38
Purchase of Fund Shares.....................................    38
Individual Retirement Accounts..............................    42
Defined Contribution Plans..................................    43
Exchange Privileges.........................................    43
Redemption of Fund Shares...................................    44
Dividends, Distributions and Federal Income Tax.............    47
Other Information...........................................    49
Appendix....................................................   A-1


     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy such securities in any circumstances in which such offer or solicitation is unlawful.

                            PERFORMANCE FUNDS TRUST

                    3435 STELZER ROAD, COLUMBUS, OHIO 43219

                        GENERAL AND ACCOUNT INFORMATION:
                            (800) PERFORM (737-3676)

                       TRUSTMARK NATIONAL BANK -- ADVISER

                      BISYS FUND SERVICES -- ADMINISTRATOR

               PERFORMANCE FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                                 THE FUNDS ARE:

                             THE MONEY MARKET FUND
                     THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

            THE SMALL CAP EQUITY FUND (formerly, the Small Cap Fund)


          THE MID CAP EQUITY FUND (formerly, the Mid Cap Growth Fund)


                           THE LARGE CAP EQUITY FUND


     This Prospectus describes six investment funds (the "Funds") managed by Trustmark National Bank. The Funds are separate investment funds of Performance Funds Trust (the "Trust"), a Delaware business trust and registered management investment company, with distinct investment objectives and policies.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds and should be read and retained for information about each Fund.

     Each Fund offers and this Prospectus relates to Class A Shares (formerly Consumer Service Class) and Class B Shares (with the exception of the Short Term Government Income Fund which does not offer Class B shares). Certain investors may qualify to invest in a Fund's "Institutional Class" which is offered in a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities but are subject to different sales charges and expenses. These alternatives permit investors to choose the most beneficial method of purchasing shares given the amount of the purchase, the length of time the investor expects to hold shares, and other circumstances. When you purchase shares of the Funds be sure to specify the class of shares of the Fund(s) you wish to purchase.

     INVESTMENTS IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE UNITED STATES GOVERNMENT. SHARES OF THE FUNDS ARE NOT AN OBLIGATION OF OR GUARANTEED BY TRUSTMARK NATIONAL BANK OR ITS AFFILIATES AND SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES IN THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING LOSS OF PRINCIPAL. THE MONEY MARKET FUND ATTEMPTS TO MAINTAIN THE VALUE OF ITS SHARES AT A CONSTANT $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL ALWAYS BE ABLE TO DO SO.

     A Statement of Additional Information, dated September 30, 1998 (the "SAI") containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information number printed above. The SAI is also available along with other material on the SEC Internet website (http:/www.sec.gov).
                            ------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY
                  OR ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
                            ------------------------
                               September 30, 1998

CLASSES OF SHARES


     The Funds offer investors a choice among classes of shares with different sales charges and expenses. These alternatives permit choosing the most beneficial method of purchasing shares given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances.


     Class A Shares. Generally, an investor who purchases Class A shares pays a sales charge at the time of purchase (except in the case of the Money Market Fund which does not impose a sales charge). As a result, Class A shares are not subject to any charges when they are redeemed (except for sales at net asset value in excess of $1 million which may be subject to a contingent deferred sales charge.) The initial sales charge may be reduced for certain purchases. Class A shares are also subject to an annual Rule 12b-1 fee of up to 0.35% of average daily net assets attributable to Class A shares. This fee is lower than Class B and therefore Class A shares have lower expenses and pay higher dividends.


     Class B Shares. Class B shares are not sold with an initial sales charge, but are subject to a contingent deferred sales charge of 5.00% if redeemed within one year of purchase with declining charges for redemptions thereafter up to 8 years of purchase. Class B shares are also subject to a higher annual Rule 12b-1 fee than Class A shares of 1.00% of the Fund's average daily net assets attributable to Class B shares. However, after 8 years, Class B shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses.


     In selecting which class of shares to purchase, you should consider, among other things, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares and (5) the fact that Class B shares automatically convert to Class A shares after 8 years.

                                 FUND EXPENSES


     The following expense table lists the estimated costs and expenses that an investor in the Class A and B shares may incur either directly or indirectly as a shareholder of a Fund. The information is based on expenses incurred during the fiscal year ended May 31, 1998 (except for The Money Market Fund and The Intermediate Term Government Income Fund, the reduction or voluntary waiver of advisory fees). Actual expenses in the future may be greater or less than those shown. Shareholders in the Class A and B shares of the Funds may be subject to sales charges and Rule 12b-1 Plan distribution fees (annually up to 0.35% and 1.00%, respectively, of the average net assets of a Fund).


                                   FEE TABLE


                                                        THE              THE
                                       THE          SHORT TERM      INTERMEDIATE
                                      MONEY         GOVERNMENT     TERM GOVERNMENT
                                   MARKET FUND      INCOME FUND      INCOME FUND
                                -----------------   -----------   -----------------
                                CLASS A   CLASS B     CLASS A     CLASS A   CLASS B
                                -------   -------   -----------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES
Maximum Sales Load Imposed on
  Purchases (as a percentage
  of offering price)..........   none      none        3.00%       5.25%     none
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering
  price)......................   none      none        none        none      none
Maximum Contingent Deferred
  Sales Load (as a percentage
  of redemption
  proceeds)(1)(3).............   none      5.00%       none        none      5.00%
Redemption Fees(3)............   none      none        none        none      none
Exchange Fees.................   none      none        none        none      none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average
     net assets)
Investment Advisory Fees
  (after waivers)(2)..........   0.15%     0.15%       0.40%       0.45%     0.45%
12b-1 Fees(4).................   0.25%     1.00%       0.25%       0.25%     1.00%
Other Expenses(5).............   0.19%     0.19%       0.24%       0.27%     0.27%
                                 ----      ----        ----        ----      ----
Total Portfolio Operating
  Expenses (after
  waivers)(6).................   0.59%     1.34%       0.89%       0.97%     1.72%
                                 ====      ====        ====        ====      ====



                                       THE                 THE                 THE
                                    SMALL CAP            MID CAP            LARGE CAP
                                   EQUITY FUND         EQUITY FUND         EQUITY FUND
                                -----------------   -----------------   -----------------
                                CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES
Maximum Sales Load Imposed on
  Purchases (as a percentage
  of offering price)..........   5.25%     none      5.25%     none      5.25%     none
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering
  price)......................
Maximum Contingent Deferred
  Sales Load (as a percentage
  of redemption
  proceeds)(1)(3).............   none      5.00%     none      5.00%     none      5.00%
Redemption Fees(3)............   none      none      none      none      none      none
Exchange Fees.................   none      none      none      none      none      none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average
     net assets)
Investment Advisory Fees
  (after waivers)(2)..........   1.00%     1.00%     0.75%     0.75%     0.60%     0.60%
12b-1 Fees(4).................   0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
Other Expenses(5).............   0.45%     0.45%     0.32%     0.32%     0.31%     0.31%
                                 ----      ----      ----      ----      ----      ----
Total Portfolio Operating
  Expenses (after
  waivers)(6).................   1.70%     2.45%     1.32%     2.07%     1.16%     1.91%
                                 ====      ====      ====      ====      ====      ====


---------------


(1) If you purchase Class B shares, you do not pay an initial sales charge but you may incur Contingent Deferred Sales Charge ("CDSC") if you redeem some or all of your Class B shares before the end of the 6th year after which you purchased such shares. The CDSC is 5%, 4%, 3%, 3%, 2% and 1% for redemptions occurring in the years one through 6, respectively. No CDSC is charged after the 6th year.

(2) Reflects a voluntary reduction for the Money Market Fund and Intermediate Term Government Income Fund in contractual fee. Had this reduction not been in effect, the ratio of investment advisory fees to average net assets would have been 0.30% and 0.50% for the Money Market Fund and the Intermediate Term Government Income Fund, respectively.



(3) Under certain circumstances, purchases of Class A Shares not subject to an initial sales charge will be subject to a redemption fee if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A redemption fees, see this Prospectus under "Purchase of Fund Shares."



(4) The Class A Shares and Class B Shares may be subject to Rule 12b-1 Plan distribution fees (annual up to 0.35% and 1.00% respectively of the average net assets of each class of each Fund) to which the Institutional Class is not subject. Payment of distribution fees for Class A is currently not expected to exceed 0.25%.



(5) Reflects voluntary reduction of administration fees of 0.08% for the Money Market Fund. Without such waiver, administration fees for the Money Market Fund would total 0.15%. Each Fund has adopted, but not yet implemented, a Shareholder Servicing Plan under which certain Service Organizations may receive additional fees from a Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares. See "Management of the Funds -- Service Organizations" herein.



(6) Absent the voluntary reductions in investment advisory fees, administration fees and 12b-1 distribution fees, "Total Operating Expenses" as a percentage of average daily net assets would be 0.92% for Class A Shares and 1.57% for Class B Shares of the Money Market Fund; 0.99% for Class A Shares of the Short Term Government Income Fund; 1.12% for Class A Shares and 1.77% for Class B Shares of the Intermediate Term Government Income Fund; 1.80% for Class A Shares of the Small Cap Equity Fund; 1.42% for Class A Shares of the Mid Cap Equity Fund; and 1.26% for Class A Shares of the Large Cap Equity Fund.


     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Funds will bear.

EXPENSE EXAMPLES:

     Full Redemption. You would have paid the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown below:


                                                                          3        5       10
                                                              1 YEAR    YEARS    YEARS    YEARS
                                                              ------    -----    -----    -----
MONEY MARKET FUND
  Class A Shares............................................     6        19       32       73
  Class B Shares............................................    64        75       99      169
SHORT TERM GOVERNMENT INCOME FUND
  Class A Shares............................................    39        58       78      136
INTERMEDIATE TERM GOVERNMENT INCOME FUND
  Class A Shares............................................    62        82      103      165
  Class B Shares............................................    67        84      113      174
SMALL CAP EQUITY FUND
  Class A Shares............................................    69       103      140      243
  Class B Shares............................................    75       106      151      251
MID CAP EQUITY FUND
  Class A Shares............................................    65        92      121      203
  Class B Shares............................................    71        95      131      212
LARGE CAP EQUITY FUND
  Class A Shares............................................    64        87      113      186
  Class B Shares............................................    69        90      123      195



     No Redemption. You would have paid the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown below:



                                                                          3        5       10
                                                              1 YEAR    YEARS    YEARS    YEARS
                                                              ------    -----    -----    -----
MONEY MARKET FUND
  Class A Shares............................................   n/a       n/a      n/a      n/a
  Class B Shares............................................    14        45       79      173
SHORT TERM GOVERNMENT INCOME FUND
  Class A Shares............................................   n/a       n/a      n/a      n/a
INTERMEDIATE TERM GOVERNMENT INCOME FUND
  Class A Shares............................................   n/a       n/a      n/a      n/a
  Class B Shares............................................    17        54       93      203
SMALL CAP EQUITY FUND
  Class A Shares............................................   n/a       n/a      n/a      n/a
  Class B Shares............................................    25        76      131      279
MID CAP EQUITY FUND
  Class A Shares............................................   n/a       n/a      n/a      n/a
  Class B Shares............................................    21        65      111      240
LARGE CAP EQUITY FUND
  Class A Shares............................................   n/a       n/a      n/a      n/a
  Class B Shares............................................    19        60      103      223

                              FINANCIAL HIGHLIGHTS


     The financial data shown below is to assist investors in evaluating the performance of the Funds since their commencement of operations through May 31, 1998. The following financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements, including this data appears in the Funds' 1998 Annual Report to Shareholders incorporated by reference into the Statement of Additional Information. This financial data should be read in conjunction with the related financial statements and notes thereto.



For a share of beneficial interest
outstanding throughout each period:



                                                      THE MONEY MARKET FUND
                               --------------------------------------------------------------------
                                                          CLASS A SHARES
                               --------------------------------------------------------------------
                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                MAY 31,       MAY 31,       MAY 31,       MAY 31,        MAY 31,
                                  1998          1997          1996          1995          1994*
                               ----------    ----------    ----------    ----------    ------------
Net Asset Value, Beginning of
  Period.....................   $  1.00       $  1.00       $  1.00        $ 1.00        $   1.00
                                -------       -------       -------        ------        --------
Income from Investment
  Operations:
  Net investment income......      0.05          0.04          0.05          0.05            0.02
                                -------       -------       -------        ------        --------
Distributions to shareholders
  from:
  Net investment income......     (0.05)        (0.04)        (0.05)        (0.05)          (0.02)
                                -------       -------       -------        ------        --------
Net Asset Value, End of
  Period.....................   $  1.00       $  1.00       $  1.00        $ 1.00        $   1.00
                                =======       =======       =======        ======        ========
Total Return.................      5.18%         5.07%         5.33%         5.02%           2.03%
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, End of Period
     (000)...................   $73,794       $92,220       $25,216        $3,564        $    797
  Net investment income
     before waivers/
      reimbursements.........     4.82%         5.13%         4.87%         4.66%           2.52%**
  Net investment income net
     of waivers/
      reimbursements.........      5.06%         5.23%         5.17%         5.02%           3.05%**
  Expenses before waivers/
     reimbursements..........      0.82%         0.48%         0.79%         0.84%           0.93%**
  Expenses net of waivers/
     reimbursements..........      0.58%         0.38%         0.49%         0.48%           0.40%**


---------------


*  Fund commenced operations on September 30, 1993



** Annualized

For a share of beneficial interest
outstanding throughout each period:



                                                THE SHORT TERM GOVERNMENT INCOME FUND
                            -----------------------------------------------------------------------------
                                                           CLASS A SHARES
                            -----------------------------------------------------------------------------
                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                             MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,       MAY 31,
                               1998         1997         1996         1995         1994         1993*
                            ----------   ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning
  of Period...............    $ 9.75       $ 9.75       $ 9.84      $  9.77       $10.10        $10.10
                              ------       ------       ------      -------       ------        ------
Income from Investment
  Operations:
  Net investment income...      0.52         0.49         0.51         0.50         0.37          0.43
  Net realized and
     unrealized
     gains/(loss) on
     investments..........      0.10          .--        (0.09)        0.07        (0.25)         0.22
                              ------       ------       ------      -------       ------        ------
Total from investment
  operations..............      0.62         0.49         0.42         0.57         0.12          0.65
Distributions to
  shareholders from:
  Net investment income...     (0.52)       (0.49)       (0.51)       (0.50)       (0.37)        (0.43)
  Net realized gain on
     investments..........       .--          .--          .--          .--        (0.05)        (0.12)
  In excess of net
     realized gain on
     investments..........       .--          .--          .--          .--        (0.03)          .--
                              ------       ------       ------      -------       ------        ------
Total distributions to
  shareholders............     (0.52)       (0.49)       (0.51)       (0.50)       (0.45)        (0.55)
Net Asset Value, End of
  Period..................    $ 9.85       $ 9.75       $ 9.75      $  9.84       $ 9.77        $10.00
                              ======       ======       ======      =======       ======        ======
Total Return..............      6.48%        5.44%        4.38%        6.12%        1.23%         6.67%
Ratios to Average Net
  Assets/Supplemental
  Data:
  Net Assets, End of
     Period (000).........    $3,181       $1,205       $1,477      $   739          654        $1,125
  Net investment income
     before waivers/
     reimbursements.......      5.28%        5.01%        5.22%        5.15%        3.70%         4.19%
  Net investment income
     net of waivers/
     reimbursements.......      5.28%        5.01%        5.23%        5.18%        3.75%         4.24%
  Expenses before waivers/
     reimbursements.......      0.89%        0.87%        0.96%        1.02%        0.99%         0.80%
  Expenses net of waivers/
     reimbursements.......      0.89%        0.87%        0.95%        0.99%        0.94%         0.75%
  Portfolio turnover
     rate.................     65.07%       85.21%      120.00%      267.65%      213.43%       216.43%


---------------


* Fund commenced operations on June 1, 1992

For a share of beneficial interest
outstanding throughout each period:



                                            THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                            -----------------------------------------------------------------------------
                                                           CLASS A SHARES
                            -----------------------------------------------------------------------------
                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                             MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,       MAY 31,
                               1998         1997         1996         1995         1994         1993*
                            ----------   ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning
  of Period...............    $ 9.93       $ 9.82       $10.11       $ 9.87       $10.56        $10.00
                              ------       ------       ------       ------       ------        ------
Income from Investment
  Operations:
  Net investment income...      0.57         0.57         0.54         0.60         0.55          0.62
  Net realized and
     unrealized
     gains/(loss) on
     investments..........      0.42         0.10        (0.29)        0.25        (0.52)         0.61
                              ------       ------       ------       ------       ------        ------
Total from investment
  operations..............      0.99         0.67         0.25         0.85         0.03          1.23
Distributions to
  shareholders from:
  Net investment income...     (0.57)       (0.56)       (0.54)       (0.60)       (0.55)        (0.62)
  In excess of net
     realized gain on
     investments..........     (0.01)          --           --        (0.01)       (0.06)          .--
                              ------       ------       ------       ------       ------        ------
  Net realized gain on
     investments..........        --           --           --           --        (0.11)        (0.05)
Total distributions to
  shareholders............     (0.58)       (0.56)       (0.54)       (0.61)       (0.72)        (0.67)
Net Asset Value, End of
  Period..................    $10.34       $ 9.93       $ 9.82       $10.11       $ 9.87        $10.56
                              ======       ======       ======       ======       ======        ======
Total Return..............     10.15%        6.92%        2.40%        9.06%        0.08%        12.58%
Ratios to Average Net
  Assets/Supplemental
  Data:
  Net Assets, End of
     Period (000).........    $3,965       $1,465       $2,174       $3,225       $3,384        $1,952
  Net investment income
     before waivers/
     reimbursements.......      5.48%        5.55%        5.25%        6.08%        5.10%         5.74%
  Net investment income
     net of waivers/
     reimbursements.......      5.53%        5.60%        5.30%        6.19%        5.25%         5.89%
  Expenses before waivers/
     reimbursements.......      1.02%        1.08%        1.11%        1.07%        1.05%         0.93%
  Expenses net of waivers/
     reimbursements.......      0.97%        1.03%        1.06%        0.96%        0.90%         0.78%
  Portfolio turnover
     rate.................     35.62%       46.23%      183.00%      339.95%      102.46%        54.43%


---------------


* Fund commenced operations on June 1, 1992

For a share of beneficial interest
outstanding throughout each period:



                                                      THE LARGE CAP EQUITY FUND
                            -----------------------------------------------------------------------------
                                                           CLASS A SHARES
                            -----------------------------------------------------------------------------
                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                             MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,       MAY 31,
                               1998         1997         1996         1995         1994         1993*
                            ----------   ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning
  of Period...............   $ 19.16      $ 15.29       $12.51       $11.33       $11.21        $10.00
                             -------      -------       ------       ------       ------        ------
Income from Investment
  Operations:
  Net investment income...      0.13         0.20         0.19         0.22         0.20          0.21
  Net realized and
     unrealized
     gains/(loss) on
     investments..........      5.99         4.13         3.29         1.42         0.12          1.21
                             -------      -------       ------       ------       ------        ------
Total from investment
  operations..............      6.12         4.33         3.48         1.64         0.32          1.42
                             -------      -------       ------       ------       ------        ------
Distributions to
  shareholders from:
  Net investment income...     (0.13)       (0.21)       (0.19)       (0.21)       (0.20)        (0.21)
  Net realized gain on
     investments..........     (0.18)       (0.25)       (0.51)       (0.25)         .--           .--
                             -------      -------       ------       ------       ------        ------
Total distributions to
  shareholders............     (0.31)       (0.46)       (0.70)       (0.46)       (0.20)        (0.21)
Net Asset Value, End of
  Period..................   $ 24.97      $ 19.16       $15.29       $12.51       $11.33        $11.21
                             =======      =======       ======       ======       ======        ======
Total Return..............     32.20%       28.75%       28.42%       15.10%        2.85%        14.37%
Ratios to Average Net
  Assets/Supplemental
  Data:
  Net Assets, End of
     Period (000).........   $41,474      $19,531       $9,831       $5,234       $5,287        $3,348
  Net investment income
     before waivers/
     reimbursements.......      0.58%        1.10%        1.30%        1.77%        1.59%         1.89%
  Net investment income
     net of waivers/
     reimbursements.......      0.58%        1.18%        1.40%        1.90%        1.74%         2.09%
  Expenses before waivers/
     reimbursements.......      1.16%        1.14%        1.16%        1.17%        1.23%         1.14%
  Expenses net of waivers/
     reimbursements.......      1.16%        1.06%        1.06%        1.04%        1.08%         0.94%
  Portfolio turnover
     rate.................      4.78%        1.41%        6.00%       58.08%       27.11%         2.61%


---------------


* Fund commenced operations on June 1, 1992

For a share of beneficial interest
outstanding throughout each period:



                                                          THE MID CAP EQUITY FUND
                                      ----------------------------------------------------------------
                                                               CLASS A SHARES
                                      ----------------------------------------------------------------
                                      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                       MAY 31,      MAY 31,      MAY 31,      MAY 31,       MAY 31,
                                         1998         1997         1996         1995         1994*
                                      ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of
  Period............................   $ 16.72       $14.05       $11.11       $ 9.60        $10.00
                                       -------       ------       ------       ------        ------
Income from Investment Operations:
  Net investment income.............      0.03         0.09         0.10         0.11          0.03
  Net realized and unrealized
     gain/(loss) on investments.....      4.39         3.00         3.44         1.51         (0.40)
                                       -------       ------       ------       ------        ------
Total from investment operations....      4.42         3.09         3.54         1.62         (0.37)
                                       -------       ------       ------       ------        ------
Distributions to shareholders from:
  Net investment income.............     (0.03)       (0.09)       (0.10)       (0.11)        (0.03)
  In excess of net investment
     income.........................     (0.01)          --           --           --            --
  Net realized gain on
     investments....................     (1.00)       (0.33)       (0.50)          --            --
                                       -------       ------       ------       ------        ------
Total distribution to
  shareholders......................     (1.04)       (0.42)       (0.60)       (0.11)        (0.03)
                                       -------       ------       ------       ------        ------
Net Asset Value, End of Period......   $ 20.10       $16.72       $14.05       $11.11        $ 9.60
                                       =======       ======       ======       ======        ======
Total Return........................     26.82%       22.33%       32.76%       17.06%        (3.70%)
Ratios to Average Net
  Assets/Supplemental Data:
  Net Assets, End of Period (000)...   $19,298       $5,911       $1,437       $  277        $   35
  Net investment income before
     waivers/reimbursements.........      0.16%        0.54%        0.63%        0.86%         0.35%**
  Net investment income net of
     waivers/reimbursements.........      0.16%        0.65%        0.79%        1.12%         1.35%**
  Expenses before waivers/
     reimbursements.................      1.32%        1.30%        1.39%        1.47%         2.18%**
  Expenses net of waivers/
     reimbursements.................      1.32%        1.19%        1.23%        1.21%         1.18%**
  Portfolio turnover rate...........     20.48%        7.72%       28.00%       20.39%         5.88%


---------------


 * Fund commenced operations on February 24, 1994



** Annualized

For a share of beneficial interest
outstanding throughout each period:



                                                                 THE SMALL CAP
                                                                  EQUITY FUND
                                                              -------------------
                                                                CLASS A SHARES
                                                              -------------------
                                                                FOR THE PERIOD
                                                              ENDED MAY 31, 1998*
                                                              -------------------
Net Asset Value, Beginning of Period........................        $10.00
                                                                    ------
Income from Investment Operations:
  Net investment income/(loss)..............................         (0.04)(a)
                                                                    ------
  Net realized and unrealized gain/(loss) on investments....         (0.05)
Total from investment operations............................         (0.09)
                                                                    ------
Net Asset Value, End of Period..............................        $ 9.91
                                                                    ======
Total Return................................................         (0.90%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (000)...........................        $3,704
  Ratio of net investment Income/(loss) to average net
     assets.................................................         (0.66%)**
  Ratio of expenses to average net assets...................          1.70%**
  Portfolio turnover rate...................................         12.28%


---------------


 * Fund commenced operations on October 1, 1997



 ** Annualized



(a) Calculated based on average shares during the period.

INDEX COMPARISON



     The information set forth below compares the investment performance of a hypothetical investment of $10,000 in each Fund's Class A Shares to an unmanaged industry index since the commencement of each Fund's operations. Each graph assumes all dividends and distributions were reinvested at net asset value. The index returns are based solely on market returns without deductions of fees or transaction costs.



                       SHORT TERM GOVERNMENT INCOME FUND



     The investment performance of the Class A Shares of the Short Term Fund (excluding the effects of sales loads) is compared to the performance of the Lehman Bros. 1-3 Year Government Index in the following chart from June 1, 1992 (commencement of operations) through May 31, 1993 and for the fiscal years ended May 31, 1994, May 31, 1995, May 31, 1996, May 31, 1997 and May 31, 1998.

SHORT TERM GOVERNMENT INCOME FUND CHART

                                                   Redemption Value
                                                ($100,000 Investment)     Lehman Bros. 1-3 Yr.
                                                   Since Inception               Govt.
Aug. 31, 1992                                           10322                    10300
Nov. 30, 1992                                           10326                    10224
Feb. 28, 1993                                           10605                    10811
May 31, 1993                                            10667                    10882
Aug. 31, 1993                                           10839                    10874
Nov. 30, 1993                                           10868                    10926
Feb. 28, 1994                                           10893                    10981
May 31, 1994                                            10798                    10896
Aug. 31, 1994                                           10930                    11059
Nov. 30, 1994                                           10875                    11011
Feb. 28, 1995                                           11131                    11228
May 31, 1995                                            11457                    11700
Aug. 31, 1995                                           11617                    11880
Nov. 30, 1995                                           11830                    12140
Feb. 29, 1996                                           11956                    12288
May 31, 1996                                            11959                    12318
Aug. 31, 1996                                           12001                    12501
Nov. 30, 1996                                           12418                    12851
Feb. 28, 1997                                           12488                    12948
May 31, 1997                                            12910                    13132
Aug. 31, 1997                                           12836                    13385
Nov. 30, 1997                                           13046                    13620
Feb. 28, 1998                                           13256                    13855
May 31, 1998                                            13428                    14050


                                                               MAY 31,
                                      ---------------------------------------------------------
                                       1993      1994      1995      1996      1997      1998
                                      -------   -------   -------   -------   -------   -------
Redemption Value
  ($10,000 investment)
  Since Inception..................   $10,667   $10,798   $11,457   $11,959   $12,610   $13,428
Lehman Bros. 1-3 Yr. Govt..........    10,682    10,898    11,700    12,318    13,132    13,604



     Without fee waiver, performance would have been lower. Past performance does not predict future results.





--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                              AS OF 5/31/98
--------------------------------------------------------------------------
         1 YEAR                   5 YEAR          SINCE INCEPTION (6/1/92)
--------------------------------------------------------------------------
         6.48%                    4.71%                    5.04%
--------------------------------------------------------------------------

                    INTERMEDIATE TERM GOVERNMENT INCOME FUND



     The investment performance of the Class A Shares of the Intermediate Fund (excluding the effects of sales loads) is compared to the performance of the Lehman Bros. Government/Corporate Index in the following chart from June 1, 1992 (commencement of operations) through May 31, 1993 and for the fiscal years ended May 31, 1994, May 31, 1995, May 31, 1996, May 31, 1997 and May 31, 1998.

INTERMEDIATE TERM GOVERNMENT INCOME FUND CHART

                                                Redemption Value
                                              ($100,000 Investment)         Lehman Bros.
                                                 Since Inception            Gov't/Corp
Aug. 31, 1992                                        10543                    10499
Nov. 30, 1992                                        10456                    10471
Feb. 28, 1993                                        11148                    11108
May 31, 1993                                         11258                    11226
Aug. 31, 1993                                        11794                    11819
Nov. 30, 1993                                        11736                    11774
Feb. 28, 1994                                        11678                    11742
May 31, 1994                                         11269                    11399
Aug. 31, 1994                                        11422                    11544
Nov. 30, 1994                                        11147                    11336
Feb. 28, 1995                                        11837                    11900
May 31, 1995                                         12286                    12655
Aug. 31, 1995                                        12419                    12870
Nov. 30, 1995                                        12906                    13409
Feb. 29, 1996                                        12866                    13401
May 31, 1996                                         12652                    13175
Aug. 31, 1996                                        12660                    13349
Nov. 30, 1996                                        13394                    14158
Feb. 28, 1997                                        13272                    14048
May 31, 1997                                         13453                    14215
Aug. 31, 1997                                        13777                    14661
Nov. 30, 1997                                        14279                    15210
Feb. 28, 1998                                        14549                    15555
May 31, 1998                                         14821                    15849


                                                               MAY 31,
                                      ---------------------------------------------------------
                                       1993      1994      1995      1996      1997      1998
                                      -------   -------   -------   -------   -------   -------
Redemption Value
  ($10,000 investment)
  Since Inception..................   $11,258   $11,268   $12,286   $12,582   $13,453   $14,821
Lehman Bros. Govt./Corp............    11,226    11,339    12,655    13,175    14,215    15,849



     Without fee waiver, performance would have been lower. Past performance does not predict future results.





--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                              AS OF 5/31/98
--------------------------------------------------------------------------
         1 YEAR                   5 YEAR          SINCE INCEPTION (6/1/92)
--------------------------------------------------------------------------
         10.15%                   5.65%                    6.78%
--------------------------------------------------------------------------

                              MID CAP EQUITY FUND



     The investment performance of the Class A Shares of shares of the Mid Cap Equity Fund (excluding the effects of sales loads) is compared to the Standard & Poors Mid Cap 400 Index in the following chart from February 24, 1994 (commencement of operations) through May 31, 1994 and for the fiscal years ended May 31, 1995, 1996, 1997 and 1998.

MID CAP EQUITY FUND CHART

                                                 Redemption Value
                                               ($10,000 Investment)
                                                 Since Inception          S&P Mid Cap 400
May 31, 1994                                            9630                     9610
Aug. 31, 1994                                          10090                    10096
Nov. 30, 1994                                           9548                     9565
Feb. 28, 1995                                          10478                    10264
May 31, 1995                                           11270                    10909
Aug. 31, 1995                                          12635                    12167
Nov. 30, 1995                                          13129                    12671
Feb. 29, 1996                                          13787                    13258
May 31, 1996                                           14962                    14014
Aug. 31, 1996                                          14842                    13612
Nov. 30, 1996                                          16378                    15050
Feb. 28, 1997                                          17228                    15504
May 31,  1997                                          18303                    16559
Aug. 31, 1997                                          20608                    18505
Nov. 30, 1997                                          21374                    18995
Feb. 28, 1998                                          22984                    20961
May 31, 1998                                           23213                    21302


                                                                   MAY 31,
                                                ----------------------------------------------
                                                 1994     1995      1996      1997      1998
                                                ------   -------   -------   -------   -------
Redemption Value
  ($10,000 investment)
  Since Inception............................   $9,630   $11,270   $14,962   $18,303   $23,213
S&P MidCap 400...............................    9,610    10,909    14,014    16,559    21,302



     Without fee waiver, performance would have been lower. Past performance does not predict future results.



---------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN
                      AS OF 5/31/98
---------------------------------------------------------
           1 YEAR             SINCE INCEPTION (2/24/94)
---------------------------------------------------------
           26.82%                       21.84%
---------------------------------------------------------

                             LARGE CAP EQUITY FUND



     The investment performance of the Class A Shares of the Large Cap Equity Fund (excluding the effects of sales loads) is compared to the performance of the Standard & Poor's 500 Index in the following chart from June 1, 1992 (commencement of operations) through May 31, 1993 and for the fiscal years ended May 31, 1994, May 31, 1995, May 31, 1996, May 31, 1997 and May 31, 1998.

LARGE CAP EQUITY FUND CHART

                                                   Redemption Value
                                                 ($10,000 Investment)
                                                   Since Inception              S&P 500
Aug. 31, 1992                                            9979                    10044
Nov. 30, 1992                                           10695                    10543
Feb. 28, 1993                                           10997                    10908
May 31, 1993                                            11437                    11159
Aug. 31, 1993                                           11996                    11569
Nov. 30, 1993                                           12036                    11605
Feb. 28, 1994                                           12123                    11815
May 31, 1994                                            11763                    11633
Aug. 31, 1994                                           12244                    12200
Nov. 30, 1994                                           11582                    11726
Feb. 28, 1995                                           12469                    12663
May 31, 1995                                            13635                    13974
Aug. 31, 1995                                           14236                    14813
Nov. 30, 1995                                           15554                    16057
Feb. 29, 1996                                           16664                    17080
May 31, 1996                                            17382                    17949
Aug. 31, 1996                                           17234                    17588
Nov. 30, 1996                                           20092                    20529
Feb. 28, 1997                                           20811                    21546
May 31, 1997                                            23378                    23234
Aug. 31, 1997                                           23740                    24736
Nov. 30, 1997                                           25578                    26387
Feb. 28, 1998                                           28321                    29096
May 31, 1998                                            29586                    30363


                                                               MAY 31,
                                      ---------------------------------------------------------
                                       1993      1994      1995      1996      1997      1998
                                      -------   -------   -------   -------   -------   -------
Redemption Value
  ($10,000 investment)
  Since Inception..................   $11,437   $11,763   $13,535   $17,382   $22,378   $29,586
S&P 500............................    11,159    11,633    13,978    17,949    23,234    30,363



     Without fee waiver, performance would have been lower. Past performance does not predict future results.





--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                              AS OF 5/31/98
--------------------------------------------------------------------------
         1 YEAR                   5 YEAR          SINCE INCEPTION (6/1/92)
--------------------------------------------------------------------------
         32.20%                   20.93%                   19.83%
--------------------------------------------------------------------------

                             SMALL CAP EQUITY FUND



     The investment performance of the Class A Shares of the Small Cap Equity Fund (excluding the effects of sales loads) is compared to the performance of the Standard & Poor's SmallCap 600 Index in the following chart from October 1, 1997 (commencement of operations) through May 31, 1998.

SMALL CAP EQUITY FUND CHART

                                                 Redemption Value
                                               ($10,000 Investment)
                                                 Since Inception         S&P Small Cap 600
Nov. 30, 1997                                            9200                    10126
Feb. 28, 1998                                           10020                    11052
May 31, 1998                                             9910                    10930


                                                                NOV. 30,    FEB. 28,    MAY 31,
                                                                  1997        1998       1998
                                                                --------    --------    -------
Redemption Value
  ($10,000 investment)
  Since Inception...........................................    $ 9,200     $10,020     $ 9,910
S&P SmallCap 600............................................     10,126      11,052      10,930



     Without fee waiver, performance would have been lower. Past performance does not predict future results.



---------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN
                      AS OF 5/31/98
---------------------------------------------------------
           1 YEAR             SINCE INCEPTION (10/1/97)
---------------------------------------------------------
              n/a                       -0.90%
---------------------------------------------------------

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


     The Money Market Fund, the Short Term Government Income Fund (the "Short Term Fund"), the Intermediate Term Government Income Fund (the "Intermediate Fund") (the Short Term Fund and Intermediate Fund together referred to herein as the "Government Income Funds"), the Small Cap Equity Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund (the Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund together referred to herein as the "Equity Funds") are six separate investment funds (the "Funds") managed by Trustmark National Bank.


     The investment objective of the Funds, and certain of their investment restrictions described herein and in the SAI are fundamental and may not be changed without shareholder approval.

THE MONEY MARKET FUND

     The investment objective of the Money Market Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market instruments in which the Fund may invest include: U.S. Government securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality which are generally subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

THE GOVERNMENT INCOME FUNDS:


     The Short Term Fund. The investment objective of the Short Term Fund is to provide investors with as high a level of current income as is consistent with limiting the risk of potential loss. Under normal conditions, the Short Term Fund pursues its objective by investing primarily (at least 65% of total assets) in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") which results in a dollar weighted average portfolio maturity of less than three years. The maximum effective maturity for any individual security held by the Short Term Fund is approximately five years. Securities purchased by the Short Term Fund will consist of U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper rated in the two highest rating categories, investment grade corporate debt securities, investment grade mortgage- and asset-backed securities and other instruments which the Adviser believes are of comparable quality to those above. The Short Term Fund is intended for investors who seek higher returns than are generally available from money market instruments, with low risk of significant per share price volatility relative to other non-money market investments. Money market funds, however, generally enjoy more stability of principal and invest in portfolio securities which are of higher quality.



     The Intermediate Fund. The investment objective of the Intermediate Fund is to provide investors with a high level of current income. Total return, within given quality parameters, is a secondary consideration of the Intermediate Fund. Under normal conditions, the Intermediate Fund pursues these objectives by investing primarily (at least 65% of total assets) in U.S. Government Securities. The Intermediate Fund may also invest in the same types of securities as the Short Term Fund, except that there are no restrictions on the maturity of any individual assets of the Intermediate Fund. The Intermediate Fund will normally have a dollar weighted average portfolio maturity of 3-10 years.


     By investing in longer-term maturities than the Short Term Fund, the Intermediate Fund attempts to achieve higher returns but with greater risk of volatility in principal value.

THE EQUITY FUNDS:


THE SMALL CAP EQUITY FUND



     The investment objective of the Small Cap Equity Fund is long term capital appreciation. The Fund invests primarily in the universe of companies comprising the Standard and Poor's SmallCap 600 Index (the "Index"). As a result, a principal goal of the Fund is to be a broadly diversified portfolio of smaller-capitalized common stocks with holdings in each of the major economic sectors comprising the Index. Not an index fund, the Fund seeks to achieve its objective by investing in publicly traded companies the Fund's Adviser believes are likely to outperform the Index and other companies that the Adviser deems necessary to maintain the Index's general sector weighting. Although the Fund may also invest in the types of investment grade fixed income instruments described under "The Investment Policies and Practices of the Funds" herein, and may use various special investment techniques, under normal market conditions, the Fund will invest at least 65% of its total assets in common stock of companies that, at the time of purchase, fall within the Index. Under normal market conditions, up to 35% of the Fund's total assets may be invested in larger capitalization companies' equity securities and equivalents, preferred stock, foreign securities, investment grade debt securities, securities convertible into common or preferred stock, warrants, money market instruments and stock or index options and futures contracts. See "The Investment Policies and Practices of the Funds" in this Prospectus. There is no assurance the Fund will achieve its investment objective.



THE MID CAP EQUITY FUND



     The investment objective of the Mid Cap Equity Fund is to seek to achieve growth of capital by attempting to outperform the S&P MidCap Index. The Fund will seek to achieve this objective by investing primarily in common stocks of mid-sized companies (those with market capitalization ranging from $200 million to $5.2 billion at the time of purchase), including common stocks listed on the S&P MidCap Index (collectively, "Mid Cap Common Stocks") which the Fund's Adviser believes are likely to outperform the S&P MidCap Index. Although the Fund may also invest in the types of investment grade fixed income instruments described under "The Investment Policies and Practices of the Funds" herein, and may use various special investment techniques, under normal market conditions the Fund will invest at least 65% of its total assets in Mid Cap Common Stocks. Under normal market conditions, up to 35% of the Fund's total assets may be invested in options, warrants, preferred stock, foreign securities and money market instruments, investment grade debt securities and securities convertible into common or preferred stock and futures contracts. See "The Investment Policies and Practices of the Funds." There is no assurance that the Fund will achieve its investment objective.


THE LARGE CAP EQUITY FUND

     The investment objective of the Large Cap Equity Fund is to provide investors with long-term capital appreciation. The Large Cap Equity Fund pursues this objective by investing primarily (at least 65% of total assets) in common stocks of large, well established U.S. companies with market capitalization exceeding $1 billion at the time of purchase. The Fund may also invest in smaller capitalization companies. It is anticipated that the Fund will invest primarily in companies found in the S&P 500 Index. Income generation is a secondary consideration for the Large Cap Equity Fund. However, the Large Cap Equity Fund may purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the market value of the securities. The price of an issuer's common stock can be significantly affected by market fluctuations and other short term factors, including the stability of the dividend level. Dividend paying stocks are generally less volatile than securities which pay a low level of dividend income and will generally not appreciate as much during rising markets or decline as much during adverse market periods as non-dividend paying stocks. Under normal market conditions, up to 35% of the Fund's total assets may be invested in preferred stock, investment grade debt securities, warrants, securities convertible into common or preferred stock, money market instruments and stock futures contracts.

RISK FACTORS

     There is no assurance that the Funds will achieve their investment objective. Except for the Money Market Fund each Fund's net asset value is expected to fluctuate, reflecting fluctuations in the market value of its portfolio securities. Investors in the Short Term Fund and the Intermediate Fund are exposed to three types of risk from fixed income securities. (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. (2) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to a Fund. (3) Prepayment risk (for mortgage-backed securities) or call risk (for corporate bonds) is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring a Fund to invest the proceeds at generally lower interest rates.

     Because the Equity Funds invest primarily in common stocks, each Fund is subject to market risk -- i.e., the possibility that stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.


     Small- and mid-size company stocks in which the Small Cap Equity Fund and the Mid Cap Equity Fund will, and the Large Cap Equity Fund may invest in, have historically been more volatile in price than the stock market as a whole. Among the likely reasons for the greater price volatility of small and mid size company stocks are the less certain growth prospects of smaller firms, a low degree of liquidity in the markets for small and mid size company stocks, and the small to negligible dividends generally paid by small and mid size companies as compared to a larger cap company. Besides exhibiting greater volatility, small and mid size company stocks have at times fluctuated in value independently of the broad stock market.


     In addition, small and mid size companies in which the Equity Funds may invest, may have limited product lines, markets or financial resources and may lack management depth. The liquidity and marketability of such companies may be limited and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or the market averages in general. To possibly compensate for this risk exposure, the investor will have an opportunity to participate, through a residual ownership interest, in companies with potentially higher growth rates, versus those found in larger-capitalization issues, and by locating value perhaps overlooked by investment analysts and other investors. The Equity Funds may invest in options, warrants, investment grade convertible securities and futures transactions and may engage in short sales. Accordingly, an investment in the Equity Funds may not be suitable for all investors.

     For additional information concerning the investment policies, practices and risk considerations of the Funds, see "The Investment Policies and Practices of the Funds" in this Prospectus. See also the SAI.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund has its own investment objectives, and follows its own investment policies and practices, including certain investment restrictions. The Statement of Additional Information (the "SAI") contains specific investment restrictions which govern the Funds' investments. Except as otherwise noted, those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the applicable Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     The Adviser selects investments and makes investment decisions based on the investment objectives and policies of each Fund.

     The Money Market Fund. The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

     The Adviser selects only those U.S. dollar-denominated debt instruments which meet the high quality and credit risk standards established by the Board of Trustees. The Fund will purchase commercial paper which, at the time of investment, is rated in the top category by at least two Nationally Recognized Statistical Rating Organizations ("NRSRO"), or the only NRSRO rating the security or, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are rated AA or better by Standard & Poor's Corporation ("S&P") or Aa or better by Moody's Investors Service ("Moody's"). The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or if unrated are of comparable investment quality as determined by the Adviser.


     The Government Income Funds. The investment objective of the Short Term Fund is to provide investors with as high a level of current income as is consistent with limiting the risk of potential loss. Under normal conditions, the Short Term Fund pursues its objective by investing at least 65% of its total assets in government income securities which results in a dollar weighted average portfolio maturity of less than three years. The maximum effective maturity of any individual security held by the Short Term Fund is approximately five years.


     The investment objective of the Intermediate Fund is to provide investors with a high level of current income. Total return, within certain parameters, is a secondary consideration. Under normal conditions the Intermediate Fund will invest at least 65% of its total assets in government income securities.

     When selecting debt securities for the Short Term Fund and the Intermediate Fund (collectively, the "Government Income Funds"), the Adviser seeks to select those instruments that appear best calculated to achieve each Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Government Income Funds may purchase commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's, investment grade corporate debt securities rated BBB or better by S&P or Baa or better by Moody's, investment grade mortgage and asset-backed securities and other debt instruments, including money market securities, which are of comparable quality in the Adviser's opinion pursuant to guidelines adopted by the Board of Trustees and in interest rate futures. See the Appendix for a description of bond ratings. The remaining net assets may be invested in bank obligations, commercial paper, corporate debt securities, mortgage-related securities and other asset-backed securities. The Government Income Funds will generally not pay brokerage commissions when purchasing portfolio securities but will incur certain transaction costs. For temporary defensive purposes, e.g., during periods in which adverse market or economic conditions warrant, or when, in the opinion of the Adviser it is in the best interests of the Fund, the Fund may invest up to 100% of its assets in money market instruments.


     The Small Cap Equity Fund. The investment objective of the Small Cap Equity Fund is long-term capital appreciation. Under normal market conditions, the Small Cap Equity Fund will invest at least 65% of its assets in the common stock of issuers comprising the Standard & Poor's SmallCap 600 Index at the time of purchase. The Fund may invest up to 35% of its total assets in foreign securities and American Depository Receipts ("ADRs"), equity securities and equivalents of larger capitalized companies, investment grade fixed income securities, such as preferred stock, mortgage related and asset backed securities, debt securities and securities convertible into common or preferred stock, and in obligations of the U.S. government, its agencies or instrumentalities, (including such obligations subject to repurchase agreements and in options, warrants and futures contracts as determined by the Adviser (see "Description of Securities and Investment Practices")). Investment grade bonds, for example, are those rated "Baa" or better by Moody's or "BBB" or better by S&P or of a comparable rating by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable investment quality. While "Baa"/"BBB" securities and comparable unrated securities may produce a higher return, they are subject to a greater degree of market fluctuation and credit risks than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well. The Fund may also invest in short term (maturing in less than one year) money market instruments, including commercial paper rated "A-1" or better by S&P or "P-1" or better by Moody's. (See "Other Investments," "U.S. Government Securities," "Corporate Debt Securities," "Mortgage-Related Securities," "Asset Backed Securities," "Zero Coupon Securities," "Convertible Securities," "Repurchase Agreements," "Foreign Securities and American Depository Receipts.") For temporary defensive purposes, e.g., during periods in which adverse market or economic conditions warrant, or when, in the opinion of the Adviser, it is in the best interests of the Fund, the Fund may invest up to 100% of its assets in non-equity securities, money market instruments and, in the equity securities of larger capitalized companies.


     On December 31, 1993, Standard and Poor's introduced the S&P Small Cap 600 Index covering smaller capitalized, publicly traded companies domiciled in the United States. As of June 30, 1998 the Index contains 600 issues with market capitalizations ranging from approximately $50 million to $3.3 billion. The median market capitalization of the Index is approximately $514 million and complements both the S&P 500 Index and the S&P 400 Mid Cap Index. The Index was developed in response to a widespread interest in smaller capitalized issues, which, though more volatile than larger capitalized indices, have historically provided for periods of greater price appreciation.


     The Adviser will rely extensively upon computer models developed by it for stock selection. This disciplined approach, which is based on input of company fundamentals, allows the model to rank the companies in the S&P Small Cap 600 Index in order of attractiveness. It is anticipated that in order to maintain economic sector weightings comparable to that of the Index, the Fund, depending on asset size, will contain anywhere from approximately 40 to 200 of the most attractive companies ranked by the model. The Adviser may also rely upon other factors, both qualitative and quantitative, in determining the composition of the Fund.

     Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) earnings volatility; (3) relative valuation and earnings momentum; (4) composite rank; (5) dividend yield; and (6) proprietary analysis of earnings momentum and valuation.

     The common shares of small capitalization companies often pay no dividends, thus current income is not a significant factor in the selection of stocks. The Adviser will select portfolio securities based on characteristics such as the financial strength and profitability of the company, the expertise of management and the growth potential of the company. A majority of the companies in which the Fund invests are expected to be traded in the over-the-counter market, although the common shares of many companies are traded on the New York Stock Exchange or the American Stock Exchange.

     The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies, thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.

     The Fund should not be considered suitable for investors who are unable or unwilling to assume the risk of loss inherent in a program of investment in small capitalization companies. Small capitalization companies are more volatile than larger capitalization companies. The Fund may invest in relatively new or unseasoned firms, which are in their early stages of development, or small companies positioned in new and emerging industries. Securities of small and unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have limited revenues and product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. They may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may incur significant losses, therefore, investments in such companies are speculative.

     Mid Cap Equity Fund. The investment objective of the Mid Cap Equity Fund is to seek to achieve growth of capital by attempting to outperform the S&P MidCap Index. The Mid Cap Equity Fund will purchase common stocks of mid-sized companies (companies with market capitalization ranging from $200 million to $5.2 billion, at the time of purchase), including common stocks listed on the S&P MidCap Index (collectively, "Mid Cap Common Stocks"). There is no assurance that the Fund will achieve its investment objective.



     Although under normal market conditions the Fund intends to invest all of its assets in Mid Cap Common Stocks (and in no event less than 65% of the Fund's total assets), the Fund may invest up to 35% of its assets in other types of investment grade fixed income securities (primarily preferred stock, debt securities and securities convertible into common or preferred stock), mortgage related and asset backed securities, equity securities of larger capitalized companies and foreign securities and ADRs, and in options and warrants, as determined by the Adviser (see "Description of Securities and Investment Practices"). When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is in the best interests of the Fund, the Fund may invest temporarily for defensive purposes without limitation in equity securities of larger capitalized companies, investment grade debt securities, preferred stock, obligations of the U.S. government, its agencies or instrumentalities (including such obligations subject to repurchase agreements), or in short-term (maturing in less than one year) money market instruments, including commercial paper rated "A-1" or better by S&P or "P-1" or better by Moody's.


     In June 1991, S&P introduced the S&P MidCap Index covering middle size companies traded in the United States. The S&P MidCap Index contains 400 domestic stocks with market capitalization ranging from $200 million to $5.2 billion. The median market capitalization is about $600 million. This index, which complements the widely used S&P's 500 Index, was developed in response to widespread interest in the U.S. and international investment communities as a way to track and invest in a broad base of companies with market capitalizations smaller than those in the "500" but still large enough to be liquid and easily traded by large investors.

     The Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

     Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and
(7) composite rank.

     Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in Mid Cap Common Stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     The Large Cap Equity Fund. The investment objective of the Large Cap Equity Fund is to provide investors with long-term capital appreciation. In selecting equity investments (which include common stocks of U.S. companies and ADRs of foreign companies) for the Large Cap Equity Fund, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value, (2) yield, (3) price and earnings momentum, (4) historical and projected earnings growth, (5) price and earnings risk, and (6) liquidity. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States.


     The Adviser may also select other equity investments for the Large Cap Equity Fund such as preferred stocks, high grade securities convertible into common stocks and warrants. Normally, the Large Cap Equity Fund will invest at least 65% of its total assets in common stocks or securities convertible into common stocks of large, well established companies with market capitalization in excess of $1 billion at the time of purchase("Large Cap Common Stocks). Under normal conditions, up to 35% of the Fund's total assets may be invested in investment grade fixed income securities, mortgage related and asset backed securities, foreign securities, U.S. Government securities and options and futures transactions. When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is in the best interests of the Fund, the Fund may for temporary defensive purposes invest up to 100% of its total assets in U.S. Government securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements (maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated A or better by at least two rating organizations.


     The following describes in greater detail different types of securities and investment practices used by certain of the Funds.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities (all Funds). The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Other Asset-Backed Securities" below.

     Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act.


     The Funds limit their investments in United States bank obligations to obligations of United States banks (including foreign branches). The Funds limit their investments in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.


     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Commercial Paper (all Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.

     Corporate Debt Securities (all Funds). The Funds may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers, including, for the Equity and Government Funds, those described below under "Foreign Securities and American Depository Receipts". Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see "Foreign Securities and American Depository Receipts" below for more details). The Money Market Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet previously disclosed minimum ratings or if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Repurchase Agreements (all Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, repurchase agreements with a maturity of greater than seven days will be considered illiquid. See "Investment Restrictions." In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

     Loans of Portfolio Securities (all Funds). To increase income, the Funds may lend their securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan,
(4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed one third of the value of the Fund's total assets.

     If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

     Variable and Floating Rate Demand and Master Demand Notes (all Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to the Money Market Fund) of that Fund's net assets.

     The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for short term debt securities.

     Foreign Securities and American Depository Receipts ("ADRs") (the Equity Funds). The Equity Funds may invest in foreign securities through the purchase of ADRs and may also invest directly in certain debt securities of foreign issuers. The foreign debt securities in which the Equity Funds may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Each Fund's investment in foreign debt securities is limited to 5% of its total assets.

     The Equity Funds may invest in securities represented by ADRs. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. The Funds will not invest more than 20% of their total assets in ADRs.

     Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies.


     When Issued, Delayed Delivery Securities and Forward Commitments (all Funds, except Money Market Fund). The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.


     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. Each Fund will segregate cash or liquid high-grade debt securities with the Fund's custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.

     Mortgage-Related Securities (all Funds). The Funds may invest in various mortgage-related securities. Mortgage loans made by banks, savings and loans institutions and other lenders are often assembled into pools, the interests in which may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities."

     Most mortgage securities are pass-through securities, which means they provide investors with payments consisting of both principal and interest from mortgages in the underlying mortgage pool. Investors receive a pro rata share of both regular interest and principal payments (less issuer fees and applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool. The dominant issuers or guarantors of mortgage securities today are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA guarantees mortgage-backed securities composed of Government-guaranteed or insured (Federal Housing Authority, Veterans Administration or Farmers Home Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. GNMA and FHLMC guarantee mortgage securities composed of pools of conventional and Federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers.

     The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC currently guarantees timely payment and ultimate payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they have a close relationship with the U.S. Government The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities. However, like most mortgage-backed securities, the experienced yield is sensitive to interest rates and the rate of principal payments (including prepayments). Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Fund may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise, the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of a mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. Because the average life of mortgage-related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which a Fund is invested may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio weighted average life.

     In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.


     The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Adviser will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.


     The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

     Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share value and yield are not guaranteed and the Government Income Funds' and the Equity Funds' share values will fluctuate, and there can be no assurance that each Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

     Other Asset-Backed Securities (all Funds). The Funds may also invest in other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile Receivables(sm) ("CARS(sm)"). CARS(sm) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS(sm) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(sm) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.


     Interest Rate Futures (the Government Income Funds only). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates, provided that not more than 25% of each Fund's net assets are at risk due to such transactions. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.


     Generally, if market interest rates increase, the value of outstanding debt securities decline (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of selling its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have declined. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued investment of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. The Funds will maintain a segregated account when engaged in transactions regarding interest rate futures contracts in an amount sufficient to cover the obligations of the Government Income Funds pursuant to such contracts.

     Options on Common Stocks and Stock Indices (the Equity Funds only). Each Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns or has the right to acquire the optioned securities and the Fund maintains, in a segregated account with its custodian, liquid assets with a value sufficient to meet its obligations under the call, or if the Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, each Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

     Each Fund also may purchase put options ("puts"). When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, a Fund will have lost the premium and this will have the effect of reducing the Fund's return.

     Each Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which the Fund has written lapses unexercised, because the Fund would retain the premium.

     Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets. There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

     Stock Index Futures Contracts (Equity Funds only). Each Fund may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 25% of the Fund's assets are at risk due to such transactions. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

     Each Fund intends to buy stock index futures contracts for the purpose of maintaining a fully invested position during periods of relatively large cash inflows and therefore would normally be a buyer of stock index futures contracts. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If a Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. Each Fund may buy or sell stock index futures contracts to close out existing futures positions.

     Put Options on Stock Index Futures Contracts (Equity Funds only). Each Fund may purchase put options on stock index futures as another method of protecting the Fund's assets against market declines. See the SAI for further information about these options contracts.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. Each Fund will maintain a segregated account when engaged in transactions regarding put options on stock index futures contracts in an amount sufficient to cover the obligation of the Fund pursuant to such contracts.

     The use of stock index futures contracts and put options on stock index futures contracts may impair the liquidity of the Fund's assets and the ability to operate as an open-end investment company. The Adviser will monitor the Fund's use of such techniques and report to the Board of Trustees concerning their impact, if any, on liquidity and the Fund's ability to meet redemptions. For additional information regarding options and futures contracts see, "Additional Permitted Investment Activities" in the SAI.

     Illiquid Investments (all Funds). It is the policy of each Fund that illiquid securities (including repurchase agreements of more than seven days' duration and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice) may not constitute, at the time of purchase or at any time, more than 15% (10% with respect to the Money Market Fund) of the value of the total net assets of each such Fund.

     Illiquid securities include (a) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market, (b) participation interests in loans that are not subject to puts and (c) repurchase agreements not terminable within seven days. See "Repurchase Agreements" above.

     Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. Consequently, investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% (10% with respect to the Money Market Fund) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% (10% with respect to the Money Market Fund) of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     Warrants and Rights (the Equity Funds). The Funds may invest in warrants or rights of securities of companies (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser for inclusion in a Fund. In the event the underlying security does not sufficiently increase in value during the period when the warrant may be exercised so as to provide an attractive investment for a Fund, the warrant will expire and the Funds will suffer a loss on the price it paid for the warrant. The Funds will not invest more than 2% of their total assets in warrants or rights which are not listed on the New York or American Stock Exchanges.



     The Small Cap Equity Fund will only invest in warrants or rights when the security is issued and distributed by a company found within the Index universe and only then when it is owned by the Fund prior to the security's distribution of record. For the foreseeable future, it is not anticipated warrants and rights will be included as a security comprising the S&P Small Cap 600 Index.



     Investment Company Securities (All Funds). Each Fund may invest in securities issued by other investment companies including shares of the Money Market Fund. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities in the aggregate. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and administrative fees. In order to avoid the imposition of additional fees as the result of investments by the Trust's Funds in the Money Market Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the Money Market Fund that are attributable to those Fund investments. The Advisor and the Administrator will promptly forward such fees to the Trust's Funds.


     Convertible Securities (the Equity Funds). Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     The Funds may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in Common Stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the SAI.

     The Funds will purchase only investment grade convertible securities having a rating of, or equivalent to, at least an S&P rating of BBB (which rating may have speculative characteristics) or, if unrated, judged by the Adviser to be of comparable quality. Securities in the lowest investment grade debt category generally have higher yields, may have speculative characteristics and, as a result, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher investment grade securities. See "Description of Corporate Debt Ratings" in the SAI.


     Corporate Reorganizations (the Equity Funds). Subject to the Small Cap Equity Fund's policy of investing at least 65% of its total assets in S&P SmallCap 600 Index, the Mid Cap Equity Fund's policy of investing at least 65% of its total assets in Mid Cap Common Stocks and the Large Cap Equity Fund's policy of investing at least 65% of its total assets in Large Cap Common Stock, the Funds may invest without limit in securities listed on the S&P SmallCap 600 Index, the S&P MidCap Index and the S&P 500 Index, respectively, for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Funds may sustain losses. For further information on such investments, see "Description of the Fund's Investment Securities" in the SAI.


     Investments in Small, Unseasoned Companies (the Equity Funds). The Funds may invest in small, less well known companies. Some of these companies may have limited operating history and limited liquidity. To lessen the liquidity concerns, the Funds will not invest in illiquid, nonmarketable securities of small, unseasoned companies. The Mid Cap Equity Fund and Large Cap Equity Fund will not invest more than 5% of its respective net assets in small, unseasoned companies.



     Short Sales (the Mid Cap Equity and Small Cap Equity Funds). The Funds may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.


     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. Each Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

     Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. Each Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payments received by a Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

     If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although each Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

     The market value of the securities sold short of any one issuer will not exceed either 5% of each Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. Each Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, each Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

     Reverse Repurchase Agreements (Equity Funds). The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid selling securities during market conditions deemed unfavorable by the Adviser to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as are consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     Zero Coupon Securities (all Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

     Currently Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

PORTFOLIO TURNOVER


     Purchases and sales are made for the Funds whenever necessary, in the Adviser's opinion, to meet each Fund's objectives. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund's total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund. The Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund do not anticipate that the portfolio turnover rate will exceed 200%, 200% and 100% respectively. The portfolio turnover rate is not expected to exceed 250% for the Short Term Fund and 150% for the Intermediate Fund.


                            INVESTMENT RESTRICTIONS
                        (ALL FUNDS, EXCEPT AS INDICATED)

     Each Fund is a diversified fund. As such, it will not, with respect to 75% (100% with respect to the Money Market Fund) of its total assets, invest more than 5% of such Fund's total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any single issuer. The Money Market Fund may invest up to 25 percent of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time. Also, each Fund will invest less than 25% of its total assets in the securities of any one industry (except that the Money Market Fund may invest more than 25% of its total assets in instruments issued by domestic banks). For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry. The classification of each Fund as a diversified investment company is a fundamental policy of each Fund and may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. As used in this prospectus, the term "majority of outstanding shares" of each Fund means, respectively, the vote of lesser of (i) 67% or more of the shares of the Fund present at the meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. In addition to other restrictions listed in the SAI, the Funds may not (except where specified):

     (1) borrow money or pledge or mortgage its assets, except that each Fund may borrow from banks and the Equity Funds may engage in reverse repurchase agreements. The Funds may borrow from banks up to

33 1/3% of the current value of their total assets and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of such Fund's total assets.


     (2) make loans, and loans of portfolio securities in excess of 33 1/3% of the value of such Fund's total assets, except that a Fund may enter into repurchase agreements with respect to its portfolio securities;

     (3) invest more than 15% (10% with respect to the Money Market Fund) of the market value of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days.

     Except as indicated otherwise, the foregoing investment restrictions and those described in the SAI are fundamental policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "Other Information -- Voting."

     The Money Market Fund's diversification tests are measured at the time of initial purchase, and calculated as specified in Rule 2a-7 of the Investment Company Act of 1940, which may allow the Fund to exceed the limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in this Prospectus to the extent that the Fund satisfies Rule 2a-7's maturity requirements.

     It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law (for example, Rule 2a-7 with respect to the Money Market Fund), the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

     If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

     The Adviser. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Funds. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion.


     Trustmark's Financial Services Group, has assets in excess of $1.6 billion under management in addition to the Trust's Funds. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been managing trust monies for over 40 years. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.



     Trustmark has an investment management staff of highly trained professionals who manage the assets of each Fund. Kelly Collins is the Portfolio Manager responsible for the day-to-day management of the Money Market Fund's portfolio. Mr. Collins has been with Trustmark since 1991. Jonathan Rogers, CFA, Vice President and Portfolio Manager at Trustmark National Bank since 1985, is responsible for the day-to-day management of the Short Term Fund's portfolio. Robert H. Spaulding is responsible for the day-to-day management of the Intermediate Fund's portfolio. Mr. Spaulding, a Vice President, has 20 years of trust experience with Trustmark. Douglas P. Muenzenmay, who joined Trustmark in 1997, is responsible for day-to-day management of the Small Cap Equity Fund with Douglas H. Ralston, CFA, acting as Associate Manager. Mr. Muenzenmay was previously employed by Brenton Bank, Inc. as an equity fund portfolio manager. Mr. Ralston, Vice President and Trust Officer with over 12 years investment experience joined Trustmark in 1991. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of

Nashville. Mr. Ralston is also responsible for the day-to-day management of the Mid Cap Equity Fund. Charles H. Windham, Jr., a Vice President of Trustmark since 1970, is responsible for the day-to-day management of the Large Cap Equity Fund's portfolio. Zachariah Wasson, CFA, and Senior Vice President of Trustmark, serves as Chief Investment Officer and has overall supervisory responsibility. Mr. Wasson joined Trustmark in 1990 and has over 20 years of bank and investment experience.



     For the advisory services it provides to the Funds, Trustmark may receive fees based on average daily net assets up to the following annualized rates:
Money Market Fund, 0.30%; Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; Small Cap Equity Fund, 1.00%; Mid Cap Equity Fund, 0.75%; and the Large Cap Equity Fund, 0.60%.


     Based upon the advice of its counsel, Trustmark believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Trustmark from continuing to perform such services for the Funds. If Trustmark were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


     The Distributor and Administrator. BISYS Fund Services Ohio, Inc. ("BISYS") acts as the Administrator of the Funds. Performance Funds Distributor, Inc. ("PFD"), an affiliate of BISYS, is the Distributor for the Trust and distributes the Funds' shares and may be reimbursed for certain of its distribution related expenses.



     Administrative Services. The Funds have entered into an Administration Agreement with BISYS pursuant to which BISYS provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the service performed by the Funds' Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds, (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees, and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, BISYS receives from each Fund a monthly fee at the annual rate of 0.15% of the average daily net assets of each Fund. BISYS also serves as the Funds' Transfer Agent and Fund Accountant.


DISTRIBUTION PLAN AND EXPENSES

     The Board of Trustees of the Trust has adopted a Distribution Plan and related Shareholder Servicing Agreement (the "Plan") for the Class A and B shares pursuant to Rule 12b-1 of the 1940 Act, after having concluded that there is a reasonable likelihood that the Plan will benefit the Funds and the shareholders.

     The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the Fund's outstanding shares subject to the Plan and approval of a majority of the non-interested Trustees. Distribution expenses incurred in one year will not be carried forward into and reimbursed in the next year for actual expenses incurred in the previous year.


     Pursuant to the Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.35% of average net assets attributable to that Fund's Class A shares and 1.00% of average net asset of that Fund's Class B shares. While all of Class A's Rule 12b-1 fee constitutes a "distribution fee," only 0.75% of Class B's fees constitute distribution fees.



     The higher distribution fee attributable to Class B shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the
Distributor: (a) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, and (b) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses.

     A portion of the Rule 12b-1 fee equal to 0.25% of the average net assets of each Fund attributable to Class B shares constitutes a shareholder servicing fee designed to compensate the Distributor for the provision of certain services to shareholders. The services provided may include personal services provided to shareholders, such as answering shareholder inquiries regarding the Funds and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may use the Rule 12b-1 fee to make payments to qualifying broker-dealers and financial institutions that provide such services.

     The Distributor, at its expense, will provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other deal-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to location within outside the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

     Service Organizations. Various banks (including Trustmark), trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as shareholder servicing for Class A shareholders maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship. Investors are not required to purchase shares through or maintain an account with a Service Organization.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Funds' minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities law on this issue may differ from interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by BISYS, BISYS Fund Services, Inc. or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund and are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class which bears such expense.

     Portfolio Transactions. Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion.


     In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best execution of each Fund's orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser on behalf of the Funds. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received on behalf of the Funds.



YEAR 2000



     Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds or their service providers and counterparties do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds are in the process of assessing and formulating responses to these potential problems with the Adviser and all other major service providers and counter parties. There can be no assurance that the Funds' actions will be sufficient to avoid any adverse impact.


                              FUND SHARE VALUATION


     The net asset value per share is calculated at 12 noon (eastern time) for the Money Market Fund and at 4:00 p.m. (eastern time) for all other Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor are accrued daily and taken into account for the purpose of determining the net asset value.

     The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that a net asset value of $1.00 per share can be maintained. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

     Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by or at the direction of the Board of Trustees.

     With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

                            PURCHASE OF FUND SHARES

     Orders for purchases of shares will be executed at the net asset value next determined after an order has been received. All monies received by the Funds are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Trust maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase order. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.

     Minimum and Maximum Purchase Requirements. The minimum initial investment in a Fund is $1,000, except that the minimum is $250 for an IRA, other than an IRA for which Trustmark serves as trustee. Subsequent investments must be at least $100, or $50 for an IRA. There will be a maximum purchase amount of $250,000 for new purchases into Class B shares of any Fund. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. Different minimums apply, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.

     An investment may be made using any of the following methods:



     Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.



     Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. (eastern time) (1:30 p.m. (eastern time) in the case of the Money Market Fund), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.



     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction.



     To place an order, please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date.



     By Mail. Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.



     Where purchases are made by check in any Fund redemption proceeds will not be available until payment of the purchase has been collected, which may take up to fifteen days.



     No third party or foreign checks are accepted.



     By Automatic Investment. Investors may participate in the Automatic Investment Plan, which is an investment plan that automatically debits money from the shareholder's designated bank account and invests it in one or more of the Funds through the use of electronic fund transfers or automatic bank drafts. Shareholders may elect to make investments by transfers of a minimum of $25.00 on either the fifth or twentieth day of each month into their established Fund Account. No minimum initial investment applies when an account is established through the Automatic Investment Plan. Contact the Funds for more information about the Automatic Investment Plan.



     By Payroll Direct Deposits. Investors may set up a payroll direct deposit arrangement for amounts to be automatically invested in any of the Funds. Participants in the Payroll Direct Deposit program may make periodic investments of at least $20.00 per pay period. Contact the Fund for more information about Payroll Direct Deposits.


     The Funds offer investors a choice between multiple classes of shares which offer differing sales charges and bear different expenses. These alternatives permit an investor to choose the more beneficial method of purchasing shares given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid by the applicable Fund or its shareholders.

     As of the date of this Prospectus, however, Class B shares are not yet being offered in the Short-Term Government Income Fund. Investors purchasing shares of the Money Market Fund may wish to purchase Class A shares, since such shares are not subject to any initial sales charge or contingent deferred sales charge. Shareholders investing directly in Class B shares of the Money Market Fund will be requested to participate in the Automatic Exchange Plan. These Class B Money Market Fund shareholders will be requested to set the time and amount of their regular, automatic withdrawals in such a way that their Class B shares will be exchanged out of the Money Market Fund within two years of purchase and until the balance of the Class B shares available for transfer is less than the requested Automatic Exchange amount. Such Class B shares may be exchanged for Class B shares of any other Fund through the Automatic Exchange Plan (see "Automatic Exchange Plan").


CLASS A SHARES

     The public offering price of Class A shares (formerly Consumer Class) is determined by adding a sales charge to the net asset value per share of the shares next calculated after receipt of the purchase order (with the exception of the Money Market Fund for which no sales charge is imposed). The sales charges which vary with the size of the purchase, are shown in the following table:


                                                                             SALES CHARGE
                                                                                 AS A
                                                        SALES CHARGE AS A    PERCENTAGE OF
                                                        PERCENTAGE OF THE     NET AMOUNT        DEALER
                                   AMOUNT OF SALE        OFFERING PRICE        INVESTED       CONCESSION
                                 -------------------    -----------------    -------------    ----------
(All Funds except Money Market
  Fund and Short Term Fund)      $         0-$50,000          5.25%               5.54%          0.25%
                                 $   50,001-$100,000          4.75%               4.98%          0.25%
                                 $  100,001-$250,000          3.75%               3.89%          0.25%
                                 $  250,001-$500,000          2.75%               2.82%          0.25%
                                 $500,001-$1,000,000          1.75%               1.78%          0.25%
                                 Over $    1,000,000             0%                  0%          0.25%
(Short Term Fund Only)           $         0-$50,000          3.00%               3.09%          0.25%
                                 $   50,001-$100,000          2.50%               2.56%          0.25%
                                 $  100,001-$250,000          2.00%               2.04%          0.25%
                                 $  250,001-$500,000          1.50%               1.52%          0.25%
                                 $500,001-$1,000,000          1.00%               1.01%          0.25%
                                 Over $    1,000,000             0%                  0%          0.25%


     Class A Shares of the Money Market Fund are offered at net asset value.


     Rule 12b-1 Fees. For each Fund, Class A shares are subject to a Rule 12b-1 fee payable at an annual rate of up to 0.35% of the average daily net assets of the Fund attributable to such shares. For additional information, see "Management -- Distribution Plan and Expenses."


     Deferred Sales Charges. Although there is no initial sales charge on purchases of Class A shares of $1,000,000 or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares. If these shares are redeemed within 12 months, the redemption proceeds will be reduced by 1.00%. For additional information, see
"Redemption -- Contingent Deferred Sales Charge."

SPECIAL PURCHASE PLANS

     The Funds offer several special purchase plans, described in the Prospectus, which allow reduction or elimination of the sales charge for Class A shares under certain circumstances. Additional information regarding some of the plans is as follows:

LETTER OF INTENT ("LOI")

     You may reduce the initial sales charge rate that applies to your purchases of Class A shares by meeting the terms of an LOI -- a non-binding commitment to invest a certain amount within a thirteen-month period from your initial purchase. The total amount of your intended purchases of Class A shares will determine the reduced sales charge rate for Class A shares purchased during that period.

     The 13-month period is measured from the date the letter of intent is approved by the Fund, or at the purchaser's option it may be made retroactive 90 days, in which case the Fund will make appropriate adjustments on purchases during the 90-day period.

     In computing the total amount purchased for purposes of determining the applicable sales commission, the public offering price (at the time they were purchased) of shares currently held in the Performance Funds having a sales charge and purchased within the past 90 days may be used as a credit toward Fund shares to be purchased under the Statement of Intention. Any such fund shares purchased during the remainder of the 13-month period also may be included as purchases made under the LOI.


     The LOI includes a provision for payment of additional applicable sales charges at the end of the period in the event the investor fails to purchase the amount indicated. This is accomplished by holding in escrow the number of shares represented by the sales charge discount. If the investor's purchases equal those specified in the LOI, the escrow is released. If the purchases do not equal those specified in the LOI, the shareholder may remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges that would have been paid on the aggregate purchases if the total of such purchases had been made at a single time. If the purchaser does not remit this sum to the Fund on a timely basis, the Fund will redeem the escrowed shares. The LOI is not a binding obligation on the part of the investor to purchase, or the Fund to sell, the full amount indicated. Nevertheless, the LOI should be read carefully before it is signed.



CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION


     A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A shares of one or more of the Funds (excluding the Money Market Fund) or by combining a current purchase of Class A shares of a Fund with prior purchases of Shares of any Fund except the Money Market Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A shares of any Fund (excluding the Money Market Fund) sold with a sales charge plus (ii) the then current purchase of Class A shares of any Fund sold with a sales charge plus (ii) the then current net asset value of all Class A shares held by the Purchaser in any Fund (excluding the Money Market
Fund). To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

CLASS B SHARES -- (ALL FUNDS EXCEPT SHORT TERM GOVERNMENT INCOME FUND)

     The public offering price of Class B Shares is the net asset value of the applicable Fund's shares. Such shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a contingent deferred sales charge ("CDSC") will be imposed if the shares are redeemed within six years of purchase. The Class B CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions. The Class B CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original amount invested. The CDSC is not imposed on the amount of any increase in your account value over the initial amount invested. The Class B

CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution related services to the Fund in connection with the sale of Class B shares.


     When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the applicable Fund. Class B shares of each Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of such Fund's average daily net assets as provided in the Distribution Plan (described below under "The Distributor"). This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



     Proceeds from the Contingent Deferred Sales Charge and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents selling Class B shares. A dealer commission of 4.00% of the original purchase price of the Class B shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.



CLASS A SHARES SALES CHARGE WAIVERS


     The following classes of investors may purchase Class A shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):


     (1) Existing Shareholders of a Fund with accounts open on or prior to October 6, 1998 will incur no sales charges on additional purchases or exchanges through December 31, 1998.



     (2) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;



     (3) Officers, trustees, directors, advisory board members, employees and retired employees of the Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Investment Advisor (and spouses, children and parents of each of the foregoing);



     (4) Investors for whom a Trustmark, a Trustmark correspondent bank, or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;



     (5) Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load); and



     (6) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.



     In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.



                         INDIVIDUAL RETIREMENT ACCOUNTS


     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians. For more information on IRAs, call the Fund toll free at 1-800-737-3676.

                           DEFINED CONTRIBUTION PLANS



     The Funds may be used as an investment through a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares. These investors will not be subject to initial sales charges or CDSC charges on purchases of Class A or Class B shares. No sales commissions shall be paid to financial institutions and intermediaries on these purchases.


                              EXCHANGE PRIVILEGES

     Shares of each Fund may be exchanged for shares of another Fund in the same class only. Before engaging in an exchange transaction, a shareholder should read carefully the portions of the applicable Prospectus which describes the Fund into which the exchange will be made. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $1,000 and the minimum amount for subsequent exchanges is $100. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.

     A new account opened by exchange must be established with the same name(s), address and social security number or TIN as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order. No service fee is imposed for exchanges.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Funds. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. No signature guarantee is required.

     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions, simply call the Funds toll free at 1-800-737-3676. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. Telephone exchanges are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. See "Redemption of Fund Shares -- By Telephone" below for a discussion of telephone transactions generally. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the exchange request to the Fund at the address listed under "Purchase of Fund Shares."


AUTOMATIC EXCHANGE PLAN (CLASS B SHARES ONLY)



     The Automatic Exchange Plan enables Shareholders to make regular, automatic withdrawals from Class B shares of a Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Fund. With shareholder authorization, the Trust's transfer agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Class B shares of the Fund designed by the Shareholder at the public offering price on the date of such deduction. When the balance of the Fund you wish to transfer from becomes less than the requested Automatic Exchange amount, Automatic Exchanges will be discontinued. In order to participate in the Automatic Exchange Plan, Shareholders must have a minimum initial purchase of $10,000 in their Performance Fund accounts.



     To participate in the Automatic Exchange Plan, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Automatic Exchange Plan instructions or to discontinue the feature, a Shareholder must send a written request to the

Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. The Automatic Exchange Plan may be amended or terminated without notice at any time by the Distributor.



                           REDEMPTION OF FUND SHARES



     Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed without charge (except any contingent deferred sales charge) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. If shares are redeemed through a broker-dealer or investment adviser, such redemption is complete upon receipt by the broker-dealer or investment adviser of the shareholder's redemption request. See "Fund Share Valuation." A redemption is a taxable transaction on which gain or loss may be recognized. Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund because the Fund seeks to maintain a constant net asset value per share of $1.00.


     Where the shares to be redeemed have been purchased by check, the Funds will make redemption proceeds available immediately upon clearance of the purchase check which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day (unless a shareholder who has previously established wire transfer procedures with the Trust's Transfer Agent has requested that proceeds be sent by wire transfer), although each Fund may take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.


     Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communication, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

     You may redeem your shares using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him to redeem your shares. He will then contact PFD and place a redemption trade on your behalf. You will receive the next determined net asset value per share after receipt of such request by your broker or investment adviser. It will be the responsibility of such broker or investment adviser to transmit your redemption request to the Fund in a timely manner. A broker or investment adviser which has received any portion of a sales load or 12b-1 fee for the sale of such shares may not also receive a fee for this service.

     By Mail. You may redeem your shares by sending a letter directly to Performance Funds Trust, P.O. Box 182454, Columbus, Ohio 43218-2487. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares, (ii) your account number, (iii) the amount to be redeemed, and (iv) the signatures of all registered owners. A signature guarantee will be required when redemptions proceeds are to be sent to an address other than the registered address.

     If you elect to receive distributions in cash and checks that (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     By Telephone. You may redeem your shares by calling the Funds toll free at 1-800-737-3676. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, records telephone instructions and provides written confirmation to investors of such transactions. Telephone redemptions are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. Wire redemptions are available to the shareholder unless otherwise indicated by checking the box on the Purchase Application. Please attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.


     Check Writing (Class A shares only). A check redemption ($100 minimum, no maximum) feature is available with respect to the Money Market Fund. Checks are free and may be obtained from the Fund. It is not possible to use a check to close out your account since additional shares accrue daily.


     The above mentioned services "Telephone", "Wire" and "Checkwriting" are not available for IRAs and trust clients of Trustmark.


     Automatic Withdrawal Plan. An owner of $25,000 or more of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date. In certain cases, Class B shareholders may redeem using the Automatic Withdrawal Plan without paying a CDSC as described in "Redemption of Fund Shares--Class B Shares CDSC Waivers".


     Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by shareholder redemption of the account to $500 ($250 for IRAs) or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500 ($250 for IRAs), this restriction will not apply.

     Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Any such redemption in kind will be made in readily marketable securities. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

     The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

  Class A Shares

     Each Fund imposes a CDSC on Class A shares in certain circumstances. Under the CDSC arrangement, for sales of shares of $1,000,000 or more (including right of accumulation and LOI's (see "Purchase of Fund Shares")), the front-end sales charge will not be imposed (although the Distributor intends to pay its registered representatives and other dealers that sell Fund shares, out of its own assets, a fee of up to 1% of the offering price of such sales except on purchases exempt from the front end sales charge. However, if such shares are redeemed within twelve months after their purchase date, the redemption proceeds will be reduced by the 1.00% CDSC.

  Class B Shares

     If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the Shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on Shares derived from reinvestment of dividends or capital gain distributions.


     To determine whether the Class B CDSC applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of the dividends and capital gains distribution; (2) shares held for over 6 years; and (3) shares in the order they were purchased (shares held the longest are redeemed first). The amount of the Class B CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:




                                                                CLASS B
                     REDEMPTION DURING                           CDSC
                     -----------------                          -------
1st year after purchase.....................................       5%
2nd year after purchase.....................................       4%
3rd year after purchase.....................................       3%
4th year after purchase.....................................       3%
5th year after purchase.....................................       2%
6th year after purchase.....................................       1%
7th year after purchase.....................................       0%
8th year after purchase.....................................       0%

     Following the eighth year after purchase, the Class B Shares automatically convert to Class A shares. In the above table, a "year" is a 12-month period. All purchases are considered to have been made on the first business day of the month in which the purchase was made.


CLASS B SHARES CDSC WAIVERS


     The CDSC does not apply to (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size;
(2) death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (3) minimum required distributions from qualified retirement plans to Shareholders that have attained the age of 70 1/2; (4) redemptions of up to 12% of the account value annually using the Automatic Withdrawal Plan feature; and (5) investors who purchases Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.



     In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions, and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other Funds of the Trust as described under "Exchange Privilege".


     As an illustration of CDSC calculations, assume that Shareholder X purchases on Year 1/Day 1 100 shares at $10 per share. Assume further that, on Year 2/Day 1, Shareholder X purchased an additional 100 shares at $12 per share. Finally, assume that, on Year 3/Day 1, Shareholder X wishes to redeem shares worth $1,300, and that the net asset value per share as of the close of business on such day is $13. To effect Shareholder X's redemption request, 100 shares at $13 per share (totaling $1,300) would be redeemed. The CDSC would be waived in connection with the redemption of that number of shares equal in value (at the time of redemption) to $220 (10% of $1,000 -- the purchase amount of the shares purchased by Shareholder X on Year 1/Day 1 -- plus 10% of $1,200 -- the purchase amount of the shares purchased by Shareholder X on Year 2/Day 1). In addition, no CDSC would apply to the $400 in capital appreciation on Shareholder X's shares ($2,600 Year 3 value minus $2,200 purchase cost of shares).


CONVERSION FEATURE


     Class B shares include all Shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charges, fee or other charge. The conversion is not a taxable event to a Shareholder.


     For purposes of conversion to Class A shares, shares received as dividends or other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.



     If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the share of each Fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B Share converted, although the dollar value will be the same.


                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX


     Each Fund has elected to qualify, has qualified and intends to continue to qualify to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.



     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Money Market Fund will declare dividends of such income daily and pay those dividends monthly. Investment company taxable income will be distributed by the Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund monthly. The Government Income Funds will declare dividends of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     In the case of the Government Income Funds, the amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution or may receive such distribution in cash. If no election is made, distributions will be automatically reinvested in additional shares of the applicable Fund. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

     In the case of the Money Market Fund, shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of shares of the Government Income Funds and the Equity Funds, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.

     Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     Distributions of net investment income (regardless of whether derived from dividends, interest or short-term capital gains), generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.


     A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


     Special tax rules may apply to a Fund's acquisition of financial futures contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

     It is anticipated that a portion of the dividends paid by the Equity Funds will qualify for the dividends-received deduction available to corporations. The dividends paid by the Money Market Fund and Government Income Funds are not expected to so qualify.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

                               OTHER INFORMATION

CAPITALIZATION

     Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separate portfolios or series, six of which are offered in this Prospectus. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid and non-assessable.


     Shares of the Class A Shares are offered at net asset value with a front end sales charge. Class B Shares are offered at net asset value and may be subject to a Contingent Deferred sales charge. Class A and B Shares may be subject to 12b-1 distribution fees. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire.


     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. Each Fund may vote separately on items which affect only that particular Fund and each class within a Fund may vote separately on matters which affect only that class. For example, only Consumer Service Class shareholders will vote on matters related to each Fund's Distribution Plan under Rule 12b-1. See "Other Information -- Voting Rights" in the SAI.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund.

PERFORMANCE INFORMATION


     Each Fund may, from time to time, include its yield and/or total return in advertisements or reports to shareholders or prospective investors. Shareholders of Class A and Class B Shares may experience a lower net return on their investment than shareholders of the Institutional Class of shares because of Rule 12b-1 Plan distribution fees paid by such shareholders. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.


     Quotations of "yield" for the Money Market Fund will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for the Money Market Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect only the Fund's performance during the particular seven-day period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Quotations of "yield" for all other Funds will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the net asset value per share on the last day of the period.


     Quotations of average annual total return for all Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.


     Performance information for each Fund may be compared to various unmanaged indices, such as the S&P Small Cap 600 Index, S&P MidCap Index, Standard & Poor's 500 Stock Index, or the Dow Jones Industrial Average and indices prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of each Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for each Fund, see the SAI.


ACCOUNT SERVICES


     All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.


SHAREHOLDER INQUIRIES


     All shareholder inquiries should be directed to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

     General and Account Information: (800) PERFORM (737-3676).

                                    APPENDIX
                          DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's description of its four highest bond ratings are listed as follows:

          - Aaa -- judged to be the best quality and they carry the smallest degree of investment risk;

          - Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds;

          - A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations";

          - Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time;

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     Excerpts from S&P's description of its four highest bond ratings are listed as follows:

          - AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong;

          - AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from issues only in a small degree;

          - A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;

          - BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                            [PERFORMANCE FUNDS LOGO]


Return completed form to:                                                ACCOUNT
The Performance Funds                                                APPLICATION
P.O. Box 182484                                       Class A and Class B Shares
Columbus, Ohio43218-2484
For assistance call: 1-800-PERFORM (737-3676)

1 ACCOUNT REGISTRATION AND INFORMATION (Do not use this form for an IRA or to establish a retirement plan.)
Type of Registration (check one)

  [ ] INDIVIDUAL                                 [ ] TENANTS IN COMMON      [ ] CORPORATION*    [ ] CUSTODIAN FOR MINOR (UGMA)
  [ ] JOINT TENANTS WITH RIGHT OF SURVIVORSHIP   [ ] PARTNERSHIP*           [ ] TRUST*          [ ] OTHER (SPECIFY)*________________

*Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account. If such agreements or resolutions are not in existence, please contact the Fund at 1-800-737-3676 to request the appropriate form.




---------------------------------------------------------         -------------------------------------------------------------
INDIVIDUAL-(First Name/Initial/Last Name)                         Name of Custodian (only one)
Number


---------------------------------------------------------         as custodian for___________________________   _______________
JOINT OWNER--if any (First Name/Initial/Last Name)                Name of Minor (only one)                      Minor's State
                                                                                                                of Residence

--------------------------------------   -----------------
Social Security or Taxpayer ID Number      Date of Birth          ---------------------------------   -------------------------
       (Required by law)                                           Minor's Social Security Number        Minor's Date of Birth


--------------------------------------   -----------------        Name of Organization__________________________________________
Social Security Number of Joint Owner      Date of Birth

                                                                  Name of Trustee_______________________________________________



                                                                  -----------------------------------       --------------------
                                                                              Tax ID Number                    Date of Trust


Number and Street_______________________________________ Apt. #_____ City__________________________________ State_______ Zip______

Daytime Telephone Number (_____)____________________________________ Evening Phone Number (_____)_________________________________

CITIZENSHIP [ ]  U.S. Citizen  [ ] Non-Resident Alien (Attach a W-8 form. Dividends are subject to tax withholding.)
[ ] Resident Alien


EMPLOYMENT (REQUIRED BY NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.)       [ ] Yes, I am an associated person of a NASD member.

Employer's Name (account owner)___________________________________________________ Occupation______________________________________

Employer's Address_______________________________________________ City_______________________________________ State_____ Zip_______

Employer's Name (joint owner)_____________________________________________________ Occupation______________________________________

Employer's Address_______________________________________________ City_______________________________________ State_____ Zip_______

===================================================================================================================================


2 FUND SELECTION Indicate the Fund(s) and the Class of Shares in which you are investing $1000 minimum initial investment per Fund; see prospectus for exceptions. If no Class is selected you will automatically be invested in the Class A Shares.



 CLASS A   CLASS B
  SHARES   SHARES
--------- ---------                                           Select one of the following payment methods:

   [ ]      [ ]   Money Market Fund*                          $___________ [ ] BY CHECK: Make check payable to The Performance Funds
   [ ]      N/A   Short Term Government Income Fund           $___________ [ ] BY WIRE: Complete this form and call 1-800-737-3676
   [ ]      [ ]   Intermediate Term Government Income Fund    $___________     for wire instructions and to place an order.
   [ ]      [ ]   Large Cap Equity Fund                       $___________ Check box if establishing a letter of intent [ ] and
   [ ]      [ ]   Mid Cap Equity Fund                         $___________ complete Section 11.
   [ ]      [ ]   Small Cap Equity Fund                       $___________
   [ ]      [ ]   Other                                       $___________

                     TOTAL INVESTMENT                         $___________ *If purchasing Class B shares of the Money Market Fund, please complete Section 7 as described in the prospectus
                                                                           under "How to Purchase and Redeem Shares."

================================================================================

3 TELEPHONE REDEMPTION AND EXCHANGE (If left blank, you will automatically receive telephone privileges.)

I elect the telephone privileges as described in the prospectus [ ] Yes   [ ] No

================================================================================

4 DISTRIBUTION SELECTION (Your dividends and capital gains will be automatically reinvested into your account unless you indicate otherwise.)

    DIVIDENDS                                                          CAPITAL GAINS
    [ ]reinvested                                                      [ ]reinvested
    [ ]sent to me by check to the address indicated in Section 1.      [ ]sent to me by check to the address indicated in Section 1.
    [ ]automatically deposited to my bank account as indicated in      [ ]automatically deposited to my bank account as indicated
       Section 8.                                                         in Section 8.

================================================================================

5 AUTOMATIC INVESTMENT PLAN (From your checking account. Attach a voided check along with your initial purchase.)
The minimum initial purchase is reduced to $25 per fund when you use this service. Subsequent minimum purchase is $25 for each fund.

  FUND NAME                                 ACCOUNT NUMBER (OR NEW ACCOUNT)             AMOUNT ($25 MIN.)
  ---------                                 -------------------------------             -----------------

                                                                                        $
-------------------------------------------   ---------------------------------------   -----------------------------------------
                                                                                        $
-------------------------------------------   ---------------------------------------   -----------------------------------------
                                                                                        $
-------------------------------------------   ---------------------------------------   -----------------------------------------
                                                                                        $
-------------------------------------------   ---------------------------------------   -----------------------------------------


  Please select how often you would like to have the amount(s) shown above withdrawn from your Bank Account.
  [ ] Once each month on the 5th
  [ ] Once each month on the 20th
  [ ] Twice each month on the 5th and the 20th
  [ ] Once each quarter on the 5th beginning in _______ (Mar./June/Sept./Dec.)
      (VOIDED CHECK MUST BE ATTACHED.)
** PLEASE COMPLETE SECTION 8
BY MAKING THE ABOVE SELECTION, I AUTHORIZE THE PERFORMANCE MUTUAL FUNDS' TRANSFER AGENT AND BISYS FUND SERVICES, TO CHARGE THE AFOREMENTIONED ACCOUNT AND INVEST THE MONIES INTO THE PERFORMANCE MUTUAL FUNDS LISTED ON THE ABOVE STATED DATE(S). I will be responsible for assuring the monies are available in the bank account I choose to have charged for these transactions. Please allow fifteen business days after receipt to add, change or discontinue the Auto Invest Plan feature. To add or change bank account information in Section 8, the request must be in writing and accompanied by a signature guarantee.

================================================================================

6 AUTOMATIC WITHDRAWAL PLAN (From your Performance Funds account. Attach a voided check along with your initial purchase.)
You must have a minimum account balance of $25,000. Please indicate the Performance Fund(s) for the Auto Withdrawal.

  FUND NAME                                   ACCOUNT NUMBER (or New Account)           AMOUNT ($100 min./$100,000 max.)
  ---------                                   -------------------------------           --------------------------------
-------------------------------------------   ---------------------------------------   -----------------------------------------

-------------------------------------------   ---------------------------------------   -----------------------------------------

-------------------------------------------   ---------------------------------------   -----------------------------------------

  Please select how often you would like to have the amount(s) shown above withdrawn from your Performance Fund(s).

  [ ] Once each month on the 5th
  [ ]Once each month on the 20th
  [ ]Twice each month on the 5th and the 20th
  [ ]Once each quarter on the 5th beginning in ________ (Mar./June/Sept./Dec.)
  [ ]Check if proceeds should be mailed by check to the address of record in
     Section 1.
  [ ]Check if proceeds should be deposited to the bank account listed in
     Section 8 on the Account Application.
     (VOIDED CHECK MUST BE ATTACHED.)
BY MAKING THE ABOVE SELECTION, I AUTHORIZE THE PERFORMANCE FUNDS' TRANSFER AGENT TO REDEEM SHARES FROM MY PERFORMANCE FUND(S) ACCOUNT ON THE STATED DATE(S). A $1000 BALANCE IN THE SPECIFIED FUND MUST BE MAINTAINED FOR THE FEATURE TO BE AVAILABLE. I ALSO UNDERSTAND THAT BY REDEEMING SHARES WITH A FLUCTUATING VALUE, I MAY BE CREATING A TAXABLE EVENT. To change Auto Withdrawal amounts, dates, or to discontinue the feature the request must be made in writing to BISYS Fund Services. To add or change bank account information in Section 8, the request must be in writing and accompanied by a signature guarantee. Please allow 15 business days after receipt to add, change or discontinue this feature. Class B shareholders can use this feature to redeem up to 12% per year without incurring a contingent deferred sales charge.

================================================================================

7 AUTOMATIC EXCHANGE (Class B Shares only. From one Performance Fund to another Performance Fund.)
You may make regular, automatic withdrawals from a Performance Fund to benefit from dollar-cost-averaging by automatically making purchases into another Performance Mutual Fund. You must have a minimum initial purchase of $10,000 or, if you are adding this feature to an existing account you must have a minimum balance of $10,000. The Auto Exchange feature is only available within the Class B Shares.

  Please select how often you would like to have the amount(s) shown below withdrawn from your Performance Fund and invested into the selected Fund(s).
  [ ]  Once each month on the 20th
  [ ]  Once each quarter on the 20th beginning in (Mar./June/Sept./Dec.)

FROM:   Fund Name___________________________   Account Number (or New)__________________   Amount ($50.00 min.)_____________________

TO:     Fund Name___________________________   Account Number (or New)__________________   Amount ($50.00 min.)_____________________

TO:     Fund Name___________________________   Account Number (or New)__________________   Amount ($50.00 min.)_____________________

Shareholders investing in the Money Market Fund Class B shares are requested to participate in the Auto Exchange feature so that most of the amount invested will be moved from the Money Market Fund to the other selected Class B Share Funds over a two year period. Please enter the calculated amounts above.

BY MAKING THE ABOVE SELECTION, I AUTHORIZE THE PERFORMANCE FUNDS' TRANSFER AGENT TO REDEEM FROM THE AFOREMENTIONED PERFORMANCE FUND AND PURCHASE THE MONIES INTO THE PERFORMANCE MUTUAL FUNDS CHOSEN ON THE ABOVE STATED DATE(S). Please allow fifteen business days after written receipt of the request to add, change or discontinue the Auto Exchange feature. Please complete an appropriate Letter of Intent (if applicable).

================================================================================

8 Bank Address and Electronic Funds Transfer Information

ATTACH A VOIDED CHECK FOR VERIFICATION. (Check as many boxes, as apply)                    YOUR ACCOUNT IS A:
[ ] Check if telephone and written redemption proceeds are to be sent                      [ ] Checking Account
    electronically as indicated below unless otherwise specified at the                    [ ] Savings Account
    time of the request.
[ ] Check if cash dividends are to be sent electronically (complete Section 4).
[ ] Check if instructions apply to the Auto Invest Plan (complete Section 5).
[ ] Check if instructions apply to the Auto Withdrawal Plan (complete Section 6).


--------------------------------------------------------------------------------------------------------------------
Name(s) on Bank Account

--------------------------------------------------------------------------------------------------------------------
Bank Name                             Branch Office (if applicable)                          Bank Telephone Number

--------------------------------------------------------------------------------------------------------------------
Bank ABA (Routing) Number (if unknown, call your bank)                                       Bank Account Number

--------------------------------------------------------------------------------------------------------------------
Bank Street Address (DO NOT use, P.O. Box)                       City                     State          Zip

To add or change bank account information, the request must be in writing and accompanied by a signature guarantee.

================================================================================

9 CHECKWRITING (Performance Money Market Fund Class A Shares only.) Please see the current prospectus for details. ($100 minimum per check).
Please be sure to complete the following signature card section. Your monthly statement will show your checks as redemptions.

[ ] Yes, I want checkwriting

CHECKWRITING SIGNATURE CARD


--------------------------------------------------------------------------------
Name of registered owner(s) of shares (please print or type)

--------------------------------------------------------------------------------
Signature                                    Signature


TERMS AND CONDITIONS
The registered owner(s) whose signature(s) appear(s) above (the "Signatory," whether one or more), intending to be legally bound, hereby agrees with the other registered owners and with the Fund and The Huntington National Bank, Ohio (the "Bank") as follows::

1. REDEMPTION AUTHORIZATION: The Bank is appointed agent for the Signatory to request redemption of shares of The Performance Money Market Fund (the "Fund') registered in the name of the Signatory upon receipt of, and in the amount of, items drawn in accordance with these Terms and Conditions by the Signatory upon the Signatory's Fund account. The Bank is expressly authorized to process items as redemption instructions hereunder without requiring signature guarantee, and shall not be liable to the Fund, the Signatory or any third party for any loss, liability or expense resulting from the absence of any such guarantee. The Bank shall also not be liable to the Fund, the Signatory or any third party for, and the Signatory indemnifies and holds the Bank harmless from, and loss, liability or expense arising from or related to any act of the Fund in redeeming or not redeeming any shares or following or not following any instruction contained in an item.
2. ITEM PROCESSING: Signatory agrees that the Bank's duties upon receipt of items from the Signatory are only those of a collecting agent to present the items to the Fund for payment through redemption of shares owned by the Signatory. In addition, the Signatory agrees that:
    (a) No item shall be issued or honored, or any redemption effected, in an amount less than $100.
    (b) No item shall be issued or honored, or any redemption effected, for any amount not represented by fully paid shares or represented by shares for which payment has not been made in full and any checks or other instruments given in payment have not been finally paid and collected through normal banking channels.
    (c) Items shall be subject to any further limitations set forth in Prospectus issued by the Fund including without limitation any additions, amendments and supplements o these Terms and Conditions from time to time in effect.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then
    (a) each registered owner must sign this signature card, (b) only one registered owner need sign each item issued hereunder.
4. FORM OF ITEMS: The items shall be in a form provided or approved in advance by the Fund or the Bank.
5. TERMINATION: Either the Bank or the Fund may at any time terminate the special redemption privileges, related share redemption services and the Bank's agency for the Signatory without prior notice by the Bank or the Fund to the Signatory.
6. HEIRS AND ASSIGNS: The signatory may not assign its rights and duties pursuant to these Terms and Conditions without the prior consent of the Fund and bank. These Terms and Conditions shall bind the respective heirs, executors, administrators and permitted assigns of the Signatory.

10 SALES CHARGE WAIVERS (See current prospectus under "Sales Charge Waivers" for qualified purchase types.)
Qualified Purchase Category and Explanation_____________________________________

================================================================================

11 LETTER OF INTENT (Class A Shares only.)

I understand that through accumulated investments I can reduce my sales charges as outlined in the prospectus. I plan to invest over a 13-month period in shares of one or more of the funds in the Performance Funds Trust (except the Money Market Fund) an aggregate amount of at least:

[ ] $50,000     [ ] $100,000   [ ] $250,000   [ ] $500,000   [ ] $1,000,000

If the amount indicated is not invested within 13 months, reduced sales charges do not apply.

================================================================================

12 RIGHT OF ACCUMULATION (Class A Shares only. See the prospectus for qualifications.)

[ ] I own shares of more than one fund in the Performance Funds Trust, which may entitle me to a reduced sales charge. My shareholder account numbers are:


  Fund Name____________________________        Fund Name_____________________________      Fund Name_____________________________

  Account #____________________________        Account #_____________________________      Account #_____________________________


================================================================================

13 YOUR SIGNATURE (All registered shareholders must sign.)
I HAVE RECEIVED AND READ THE CURRENT PROSPECTUS OF THE FUND(S) SELECTED ON THIS ACCOUNT APPLICATION FORM AND AGREE TO BE BOUND BY THEIR TERMS. I UNDERSTAND THAT MUTUAL FUNDS SHARES ARE NOT OBLIGATIONS OF OR GUARANTEED BY TRUSTMARK NATIONAL BANK OR ANY OF ITS SUBSIDIARIES OR ANY OTHER BANK, NOR ARE THEY INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. I ALSO AUTHORIZE THE INSTRUCTIONS IN THIS APPLICATION.
I CERTIFY, UNDER PENALTIES OF PERJURY:
  (a) THAT THE SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER(S) SHOWN IN
      SECTION 1 IS CORRECT.
  (b) UNLESS I HAVE CHECKED THE BOX BELOW, THAT (1) THE IRS HAS NEVER NOTIFIED ME THAT I AM SUBJECT TO BACKUP WITHHOLDING OR (2) HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO SUCH BACKUP WITHHOLDING.
  [ ] THE IRS HAS NOTIFIED ME THAT I AM SUBJECT TO BACKUP WITHHOLDING . NON-RESIDENT ALIENS MAY BE SUBJECT TO A SEPARATE IRS WITHHOLDING OF 30%.
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
THE SIGNATURE(S) BELOW CERTIFIES THAT I (WE) HAVE READ THE CUSTOMER AGREEMENT.


X                                                                    X
---------------------------------------------------------            --------------------------------------------------------
Signature of Account Owner                       Date                Signature of Joint Owner (if any)                Date

X
---------------------------------------------------------
Capacity of Signator



================================================================================


                            Attach Voided Check Here.

 ------------------------------------------------------------------------------
        John and Jane Doe
        123 Main Street                                           000
        Anywhere, U.S.A. 12345

                                             ________ 19__

        PAY TO THE                                          --------------
        ORDER OF ___________________________________      $ |             |
                                                            --------------

        _____________________________________________________ DOLLARS




        MEMO_______________                    ____________________________

             01010101010 1010 10 101010

 ------------------------------------------------------------------------------



OFFICE USE ONLY

Dealer #_______________________________        Branch #_______________________________         Rep. #_______________________________

Wholesaler #___________________________        Fund Source____________________________         Lead Source__________________________

Referring Branch #_____________________        Referring Source_______________________         Campaign Code________________________

14 CLIENT AGREEMENT After reading this section, please sign in Section 13.



To: Performance Funds Distributor, Inc. (the "Distributor"), and BISYSFund Services, Inc. (the "Transfer Agent") and Trustmark National Bank (the "Investment Adviser").

I (We) have full right, power, authority and legal capacity; and am (are) of legal age in my (our) state of residence to purchase shares of the investment portfolios ("Funds") of the Performance Funds (the "Fund Company"). I (we) affirm that I (we) have received and read the current prospectus(es) of the Fund(s) selected and agree to be bound by its terms.

a. THE MEANING OF WORDS IN THIS AGREEMENT: The words "I," "me" and "my" refer to the person(s) who signed this Agreement. The words "you" and "your" refer to the Distributor and the Transfer Agent.

b. REPRESENTATIONS. I understand that you provide no investment, tax, or legal advice, and I have relied on my independent judgment with respect to the suitability or potential value of any security or order.

c. DEBIT AUTHORIZATION AND SETTLEMENT. If I authorize, and if the Transfer Agent approves, the use of my bank account designated in Section 8 of this Account Registration Form (the "designated account") as the settlement account in connection with this account, I understand and agree that the Transfer Agent may debit the designated account for payment of securities purchased by me either by way of this Account Registration Form and order, by signing up for the Automatic Investment Plan, or for subsequent purchases in any Funds as I may direct. If I have instructed that a purchase be settled through a debit of my account, Icertify that I have the power and authority to debit the account. I agree to have sufficient collected funds available in the designated account to cover the amounts due on purchase of securities at the time of placing my order. If Ihave designated another method of payment, I agree to deliver sufficient collected funds to cover the amount due by 9:00 a.m. (Eastern Time) on the settlement date. I understand that if sufficient collected funds are not available, my purchase will be rejected and I will be liable for any resulting loss.

If the Transfer Agent executes a transaction but fails to receive sufficient payment for such shares, the Transfer Agent may, without prior notice, redeem any Fund shares. I agree to reimburse the Fund company or BISYSFund Services, Inc. on demand for any costs, losses or liabilities incurred by such party in collection of the debit balance.

I understand and agree that the Transfer Agent may credit the designated account with dividend distributions, Automatic Withdrawal Plan, and other distributions that are payable to me (us) by the Fund Company.

I further understand that the Automatic Withdrawal Plan and the Automatic Investment Plan may be terminated or modified at any time without notice.

d. FORCE MAJEURE. You shall not be liable for any loss or delay caused directly or indirectly by war, natural disaster, government restrictions, exchange or market rulings or other conditions beyond your control.

e. RECORDING CONVERSATIONS. I understand and agree that, for our mutual protection, telephone conversations may be recorded without further notice.

f. APPLICABLE LAWS AND REGULATIONS. All transactions shall be subject to rules, regulations, customs and usages of the exchange, market or clearinghouse where executed, all applicable federal and state laws and regulations, and the policies and procedures as determined by the Fund Company set forth in its then current prospectus(es).

g. GOVERNING LAWS. The Agreement shall be governed by the laws of the State of Ohio as applicable.

h. RELIANCE ON REPRESENTATIONS. I understand that you shall rely on the information that I have set forth in this Agreement. I agree that all changes to this information shall be promptly provided to the Transfer Agent in writing. The Transfer Agent is entitled to rely on this information until I change it by subsequent written notice.

i. DELIVERY AND RECEIPT. Any orders for transactions in the Funds under this Agreement will NOT be effective until received and approved by the Distributor and the Transfer Agent at their offices in Columbus, Ohio. The Distributor and the Transfer Agent shall not be responsible for any losses or lost profit opportunity I may experience due to any delays in the execution of purchase and redemption orders as a result of delayed receipt of such orders.

j. INSTRUCTIONS. Neither the Distributor, the Transfer Agent, nor the Fund Company shall be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund Company's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund Company and its agents will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account.

k. ARBITRATION. THIS PARAGRAPH CONTAINS WHAT IS SOMETIMES REFERRED TO AS A PREDISPUTE ARBITRATION CLAUSE. IN THIS REGARD, I AM AWARE OF THE FOLLOWING:
(i) ARBITRATION IS FINAL AND BINDING ON THE PARTIES.
(ii) THE PARTIES ARE WAIVING THEIR RIGHT TO SEEK REMEDIES IN COURT, INCLUDING THE RIGHT TO JURY TRIAL. (iii) PRE-ARBITRATION DISCOVERY IS GENERALLY MORE LIMITED THAN AND DIFFERENT FROM COURT PROCEEDINGS. (iv) THE ARBITRATORS' AWARD IS NOT REQUIRED TO INCLUDE FACTUAL FINDINGS OR LEGAL REASONING AND ANY PARTY'S RIGHT TO APPEAL OR TO SEEK MODIFICATION OF RULINGS BY THE ARBITRATORS IS STRICTLY LIMITED. (v) THE PANEL OF ARBITRATORS WILL TYPICALLY INCLUDE A MINORITY OF ARBITRATORS WHO WERE OR ARE AFFILIATED WITH THE SECURITIES INDUSTRY. (vi) ALL AGREEMENTS SHALL INCLUDE A STATEMENT THAT "NO PERSON SHALL BRING A PUTATIVE OR CERTIFIED CLASS ACTION TO ARBITRATION, NOR SEEK TO ENFORCE ANY PREDISPUTE ARBITRATION AGREEMENT AGAINST ANY PERSON WHO HAS INITIATED IN COURT A PUTATIVE CLASS ACTION; OR WHO IS A MEMBER OF A PUTATIVE CLASS WHO HAS NOT OPTED OUT OF THE CLASS WITH RESPECT TO ANY CLAIMS ENCOMPASSED BY THE PUTATIVE CLASS ACTION UNTIL:(i) THE CLASS CERTIFICATION IS DENIED, OR (ii) THE CLASS IS DECERTIFIED, OR (iii) THE PERSON AGAINST WHOM THE ARBITRATION AGREEMENT WOULD BE ENFORCED IS EXCLUDED FROM THE CLASS BY THE COURT. SUCH FORBEARANCE TO ENFORCE AN AGREEMENT TO ARBITRATE SHALL NOT CONSTITUTE A WAIVER OF ANY RIGHTS UNDER THIS AGREEMENT EXCEPT TO THE EXTENT STATED HEREIN." IT IS AGREED THAT ANY CONTROVERSY BETWEEN ME AND THE FUND COMPANY AND/OR ANY OF ITS SERVICE PROVIDERS (INCLUDING THE INVESTMENT ADVISER) ARISING OUT OF THIS AGREEMENT OR MY BUSINESS WITH YOU, SHALL BE SETTLED BY ARBITRATION CONDUCTED IN ACCORDANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. OR THE AMERICAN ARBITRATION ASSOCIATION, AS I MAY ELECT. FAILURE TO NOTIFY YOU OF SUCH ELECTION IN WRITING WITHIN FIVE
(5) DAYS AFTER RECEIPT FROM YOU OF A REQUEST FOR ARBITRATION SHALL BE DEEMED TO BE AUTHORIZATION TO MAKE SUCH ELECTION ON MY BEHALF. JUDGMENT UPON THE AWARD OF THE ARBITRATORS MAY BE ENTERED BY ANY COURT HAVING JURISDICTION.

l. INDEMNIFICATION. As additional consideration for the services of the Distributor, the Transfer Agent and the Investment Adviser, with regard to this Account, I agree to indemnify and hold each of them, the Fund Company, and their officers, directors, employees and agents harmless from and against any and all losses, liabilities, demands, claims, actions, expenses and attorney's fees arising out of or in connection with this Agreement, which are not caused by their negligence or willful misconduct. The provisions of this Section shall survive termination of this Agreement; the provisions of this Section shall be binding on my successors and assigns.

m. I understand that, if disbursements out of this account are to anyone other than the applicant or the applicant's joint tenant, a signature guarantee will be required.

n. With respect to Section 5, Section 6, and Section 7 Iunderstand that if the 5th or 20th should fall on a non-business day, the transaction will be effective on the next business day.

o. I understand that mutual fund shares are not deposits of any bank, are not insured by the FDIC, are not obligations of any bank or the U.S.. Government and are not endorsed or guaranteed in any way by any bank.

                            [PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISER

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road

Columbus, Ohio 43219


DISTRIBUTOR
Performance Funds Distributor, Inc.
3435 Stelzer Road

Columbus, Ohio 43219


CUSTODIAN
Trustmark National Bank
248 East Capitol Street

Jackson, Mississippi 39201


COUNSEL
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

                             PERFORMANCE FUNDS TRUST

                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                        UNDER THE SECURITIES ACT OF 1933

                              THE MONEY MARKET FUND

                         INSTITUTIONAL CLASS PROSPECTUS
PART A                                                                          PROSPECTUS CAPTION

Item 1.             Cover Page                                                  Cover Page

Item 2.             Synopsis                                                    Description of Funds; Fund
                                                                                Expenses

Item 3.             Financial Highlights                                        Financial Highlights

Item 4.             General Description of Registrant                           The Investment Policies and
                                                                                Practices of the Funds;
                                                                                Description of Securities and
                                                                                Investment Practices

Item 5.             Management of the Fund                                      Management of the Funds; Purchase
                                                                                of Shares

Item 5(a).          Management's Discussion of
                    Fund Performance                                            Not Applicable

Item 6.             Capital Stock and Other Securities                          Dividends, Distributions and
                                                                                Federal Income Tax; Other
                                                                                Information

Item 7.             Purchase of Securities Being Offered                        Fund Share Valuation; Purchase of
                                                                                Fund Shares; Individual Retirement
                                                                                Accounts; Exchange Privileges;
                                                                                Determination of Net Asset Value
                                                                                (Part B)

Item 8.             Redemption or Repurchase                                    Redemption of Fund Shares;
                                                                                Redemptions (Part B)

Item 9.             Legal Proceedings                                           Not Applicable

                            PERFORMANCE FUNDS TRUST
                    3435 STELZER ROAD, COLUMBUS, OHIO 43219

                        GENERAL AND ACCOUNT INFORMATION:
                            (800) PERFORM (737-3676)

                       TRUSTMARK NATIONAL BANK -- ADVISER

                      BISYS FUND SERVICES -- ADMINISTRATOR

               PERFORMANCE FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                             THE MONEY MARKET FUND


     The Money Market Fund (the "Fund") is managed by Trustmark National Bank and is a separate investment fund of Performance Funds Trust (the "Trust"), a Delaware business trust and registered management investment company. This Prospectus relates only to the "Institutional Class" of the Fund's shares which only certain investors are qualified to purchase. The Fund also offers, by a separate prospectus Class A and Class B shares. See "Other
Information -- Capitalization."


     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN THE VALUE OF ITS SHARES AT A CONSTANT $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL ALWAYS BE ABLE TO DO SO. SHARES OF THE FUND ARE NOT AN OBLIGATION OF OR GUARANTEED BY TRUSTMARK NATIONAL BANK OR ITS AFFILIATES, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund.


     A Statement of Additional Information (the "SAI"), dated September 30, 1998, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and information number printed above. The SAI is also available along with other material on the SEC Internet website (http:/www.sec.gov).


                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY
                  OR ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                            A CRIMINAL OFFENSE.

                            ------------------------


                               September 30, 1998

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
Fund Expenses...............................................    3
Fee Table...................................................    3
Financial Highlights........................................    4
Description of the Fund.....................................    5
The Investment Policies and Practices of the Fund...........    5
Description of Securities and Investment Practices..........    6
Investment Restrictions.....................................   11
Management of the Fund......................................   12
Fund Share Valuation........................................   15
Purchase of Fund Shares.....................................   15
Individual Retirement Accounts..............................   16
Exchange Privileges.........................................   16
Redemption of Fund Shares...................................   17
Dividends, Distributions and Federal Income Tax.............   19
Other Information...........................................   21
Appendix....................................................  A-1


     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy such securities in any circumstances in which such offer or solicitation is unlawful.

                                 FUND EXPENSES


     The following expense table lists the estimated costs and expenses that an investor in the Institutional Class may incur either directly or indirectly as a shareholder of the Fund based on expenses for the period ended May 31, 1998 (except for the reduction or voluntary waiver of advisory fees). Actual expenses in the future may be greater or less than those shown. Shareholders in Class A and B shares of the Funds may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% for Class A shares and 1.00% for Class B shares of the average net assets of a Fund), to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified investors (see "Purchase of Fund Shares").



                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage
  price)....................................................     none
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................     none
Deferred Sales Load (as a percentage of redemption
  proceeds).................................................     none
Redemption Fees.............................................     none
Exchange Fees...............................................     none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
Investment Advisory Fees (after waiver)(2)..................     0.15%
12b-1 Fees..................................................     none
Other Expenses (after waiver)(3)............................     0.19%
                                                                -----
Total Fund Operating Expenses (after waiver)(4).............     0.34%
                                                                =====


(1) Shares of the Institutional Class of the Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser, its affiliates or correspondents. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.


(2) Reflects a voluntary reduction in contractual fee. Had this reduction not been in effect, the ratio of investment advisory fees to net assets would have been 0.30%.



(3) Reflects a voluntary reduction of administration fee of 0.08%. Without such waiver, administration fees for the Fund would total 0.15%.



(4) Absent voluntary waivers, "Total Operating Expenses" would have been 0.57%.


     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:


 1 year.....................................................    $ 3
 3 years....................................................    $11
 5 years....................................................    $19
10 years....................................................    $42


* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                               FINANCIAL HIGHLIGHTS


     The financial data shown below is to assist investors in evaluating the performance of the Fund since commencement of operations through May 31, 1998. The financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements, including this data, appears in the Fund's 1998 Annual Report to Shareholders incorporated by reference into the Statement of Additional Information. This financial data should be read in conjunction with the related financial statements and notes thereto.



For a share of beneficial interest


outstanding throughout each period:



                                                    THE MONEY MARKET FUND
                                   --------------------------------------------------------
                                                  INSTITUTIONAL CLASS SHARES
                                   --------------------------------------------------------
                                     YEAR        YEAR        YEAR        YEAR       PERIOD
                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                     1998        1997        1996        1995       1994*
                                   --------    --------    --------    --------    --------
Net Asset Value, Beginning of
  Period.........................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                   --------    --------    --------    --------    --------
Income from Investment
  Operations:
  Net investment income..........      0.05        0.05        0.05        0.05        0.02
                                   --------    --------    --------    --------    --------
Distributions to shareholders
  from:
  Net investment income..........     (0.05)      (0.05)      (0.05)      (0.05)      (0.02)
                                   --------    --------    --------    --------    --------
Net Asset Value, End of Period...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                   ========    ========    ========    ========    ========
          Total Return...........      5.43%       5.34%       5.60%       5.27%       2.17%
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, End of Period
     (000).......................  $349,024    $320,732    $366,966    $324,942    $139,157
  Net investment income before
     waivers/reimbursements......      5.07%       4.94%       5.12%       4.91%       2.77%**
  Net investment income net of
     waivers/reimbursements......      5.31%       5.20%       5.42%       5.27%       3.30%**
  Expenses before waivers/
     reimbursements..............      0.57%       0.51%       0.54%       0.59%       0.68%**
  Expenses net of waivers/
     reimbursements..............      0.33%       0.25%       0.24%       0.23%       0.15%**


---------------


 * Fund commenced operations on September 30, 1993



** Annualized

                            DESCRIPTION OF THE FUND


INVESTMENT OBJECTIVES AND POLICIES OF THE FUND


     This Prospectus describes The Money Market Fund, managed by Trustmark National Bank. The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market instruments in which the Fund may invest include: U.S. Government securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. There is no guarantee that the Fund will achieve its investment objective.



               THE INVESTMENT POLICIES AND PRACTICES OF THE FUND



     This Prospectus and the SAI contain specific investment restrictions which govern the Fund's investments. Those restrictions and the Fund's investment objective are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objective and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed by the Board of Trustees without shareholder approval.


     The investment objective of the Fund is to provide investors with a high level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.


     The Adviser selects only those U.S. dollar-denominated debt instruments which meet the high quality and credit risk standards established by the Board of Trustees. The Fund will purchase commercial paper which, at the time of investment, is rated in the top category by at least two Nationally Recognized Statistical Rating Organizations ("NRSRO"), or, the only NRSRO rating the security or, if not rated, are, in the opinion of the Adviser and the Board of Trustees, of an investment quality comparable to rated commercial paper in which the Fund may invest. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest, have 397 days or less to maturity and are rated AA or better by Standard & Poor Corporation ("S&P") or Aa or better by Moody's Investors Service ("Moody's"). The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or if unrated are of comparable investment quality as determined by the Adviser.


     The following describes in greater detail different types of securities and investment practices used by the Fund.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES


     U.S. Government Securities. The Fund may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Other Asset-Backed Securities" below.



     Domestic and Foreign Bank Obligations. These obligations include but are not restricted to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act. The Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investments in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund.



     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.



     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.



     Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.


     Commercial Paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. The Fund establishes standards of creditworthiness for issuers of such investments.


     Corporate Debt Securities. The Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet the previously disclosed minimum ratings and maturity criteria established for the Fund under the direction of the Board of Trustees and the Fund's Adviser or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.


     Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund will enter into repurchase agreements only with dealers, domestic banks (members of Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees present minimal credit risks. While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, the term of the repurchase agreement will, as a fundamental policy, always be seven days or less. See "Investment Restrictions." In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.


     Loans of Portfolio Securities. To increase income, the Fund may lend its securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time,
(3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed one third of the value of the Fund's total assets.



     If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.



     Variable and Floating Rate Demand and Master Demand Notes. The Fund may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund will only purchase demand instruments which provide that the Fund may receive the principal amount of the note upon not more than seven days' notice. The Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments in illiquid instruments, will be limited to an aggregate total of 10% of the Fund's net assets.

     The Fund may also buy variable rate master demand notes. The terms of these obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Board of Trustees will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.


     Mortgage-Related Securities. The Fund may invest in various mortgage-related securities. Mortgage loans made by banks, savings and loans institutions and other lenders are often assembled into pools, the interests in which may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities."



     Most mortgage securities are pass-through securities, which means they provide investors with payments consisting of both principal and interest from mortgages in the underlying mortgage pool. Investors receive a pro rata share of both regular interest and principal payments (less issuer fees and applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool. The dominant issuers or guarantors of mortgage securities today are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA guarantees mortgage-backed securities composed of Government-guaranteed or insured (Federal Housing Authority, Veterans Administration or Farmers Home Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. GNMA and FHLMC guarantee mortgage securities composed of pools of conventional and Federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers.



     The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC currently guarantees timely payment and ultimate payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they have a close relationship with the U.S. Government. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities. However, like most mortgage-backed securities, the experienced yield is sensitive to interest rates and the rate of principal payments (including prepayments). Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Fund may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise, the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. Because the average life of mortgage-related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which a Fund is invested may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio weighted average life.



     In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Fund also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Fund will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.



     The Fund may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Advisor will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, the Fund's ability to invest in such CMOs or REMICs will be limited. The Fund will not invest in the residual interests of REMICs.



     The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.



     The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.



     Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Fund's share value and yield are not guaranteed and there can be no assurance that the Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.



     Other Asset-Backed Securities. The Fund may also invest in asset-backed securities (unrelated to mortgage backed securities discussed under "U.S. Government Securities") such as Certificates for Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described under "Mortgage-Related Securities" in the SAI. Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in asset-backed securities.



     Illiquid Investments. It is the policy of the Fund that illiquid securities (including repurchase agreements of more than seven days' duration and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice) may not constitute, at the time of purchase or at any time, more than 10% of the value of the total net assets of the Fund.



     Illiquid securities include (a) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market, (b) participation interests in loans that are not subject to puts and (c) repurchase agreements not terminable within seven days. See "Repurchase Agreements" above.



     Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. Consequently, investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



     Investment Company Securities. The Fund may invest in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities in the aggregate. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative fees.



     Zero Coupon Securities. The Fund may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.



     The Fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.



     Currently Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.



                            INVESTMENT RESTRICTIONS



     The Fund is a diversified fund. As such, it will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any single issuer. The Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time. Also, the Fund may invest more than 25% of its total assets in instruments issued by domestic banks. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry. The classification of the Fund as a diversified investment company is a fundamental policy of the Fund and may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. As used in this prospectus, the term "majority of outstanding shares" of the Fund means, respectively, the vote of lesser of (i) 67% or more of the shares of the Fund present at the meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. In addition to other restrictions listed in the SAI, the Fund may not (except where specified):



          (1) borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks. The Fund may borrow from banks up to 33 1/3% of the current value of its total assets and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of the Fund's total assets.



          (2) make loans, and loans of portfolio securities in excess of 33 1/3% of the value of the Fund's total assets except that the Fund may enter into repurchase agreements with respect to its portfolio securities;



          (3) invest more than 10% of the market value of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days.



     Except as indicated otherwise, the foregoing investment restrictions and those described in the SAI are fundamental policies of the Fund which may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities as described under "Other
Information -- Voting."



     The Fund's diversification tests are measured at the time of initial purchase, and calculated as specified in Rule 2a-7 of the Investment Company Act of 1940, which may allow the Fund to exceed the limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in this Prospectus to the extent that the Fund satisfies Rule 2a-7's maturity requirements.



     It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law (for example, Rule 2a-7), the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.



     If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.


                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

     The Adviser. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Fund. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.


     Trustmark's Financial Services Group, has assets in excess of $1.6 billion under management in addition to the Trust's Funds. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been managing trust monies for over 40 years. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC, the Federal Reserve Board or any other agency.

     For the advisory services it provides to the Fund, Trustmark is entitled to receive monthly fees, based on average daily net assets, up to 0.30% annually for the Fund.


     Based upon the advice of its counsel, Trustmark believes that the performance of investment advisory services for the Fund will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Trustmark from continuing to perform such services for the Fund. If Trustmark were prohibited from acting as investment adviser to the Fund, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


     The Distributor and Administrator. BISYS Fund Services Ohio, Inc. ("BISYS"), acts as the Administrator of the Fund. Performance Funds Distributor, Inc., an affiliate of BISYS, acts as the Distributor of the Fund's shares and may be reimbursed for certain of its distribution related expenses.



     Administrative Services. The Fund has entered into an Administration Agreement with BISYS pursuant to which BISYS provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the service performed by the Fund's Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund, (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees, and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, BISYS receives from the Fund a monthly fee at the annual rate of 0.15% of the average daily net assets of the Fund. BISYS also serves as the Fund's Transfer Agent and Fund Accountant.



     Service Organizations. Various banks (including Trustmark), trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. Investors are not required to purchase shares through or maintain an account with a service organization.


     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Fund's minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either

Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities law on this issue may differ from interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by BISYS or the Adviser. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust; these expenses are amortized over a five-year period from the commencement of the Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of such Fund which are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class which bears such expense.

     Portfolio Transactions. Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion.

     In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best execution of the Fund's orders. Purchases and sales of portfolio debt securities for the Fund are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received on behalf of the Fund.


YEAR 2000



     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund or its service providers and counterparties do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund is in the process of assessing and formulating responses to these potential problems with the

Adviser and all other major service providers and counter parties. There can be no assurance that the Fund's actions will be sufficient to avoid any adverse impact.


                              FUND SHARE VALUATION

     The net asset value per share of the Fund is calculated at 12 noon (Eastern time) Monday through Friday, on each day the New York Stock Exchange is open for trading a "Business Day", which excludes the following business holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, BISYS and class specific, are accrued daily and taken into account for the purpose of determining the net asset value.

     The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that a net asset value of $1.00 per share can be maintained. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                            PURCHASE OF FUND SHARES


     Orders for purchases of shares of the Fund will be executed at the net asset value per share next determined after an order has been received. All monies received by the Fund are invested in full and fractional shares of the Fund. Certificates for shares are not issued. The Trust maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to waive or reduce the minimum initial investment amount with respect to certain accounts. The Fund reserves the right to reject any purchase order. The Fund does not accept third party checks. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.



     Shares of the Institutional Class of the Fund are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (i) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement,
(ii) employees of Trustmark (and family members), the Distributor, Administrator, and affiliates and correspondents, (iii) or Trustees of the Trust (and family members) or Directors of Trustmark (and family members), (iv) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (v) other persons or organizations authorized by the Distributor.


     An investment may be made using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.

     Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 1:30 pm, eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.


     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction.


     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time.


     By Mail. Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.



     Where purchases are made by check redemption proceeds will not be available until payment of the purchase has been collected, which may take up to fifteen days.



     By Automatic Investment. Investors may participate in the Automatic Investment Plan, which is an investment plan that automatically debits money from the shareholder's designated bank account and invests it in the Fund through the use of electronic fund transfers or automatic bank drafts. Shareholders may elect to make investments by transfers of a minimum of $25.00 on either the fifth or twentieth day of each month into their established Fund Account. No minimum initial investment applies when an account is established through the Automatic Investment Plan. Contact the Fund for more information about the Automatic Investment Plan.


     By Payroll Direct Deposit. Investors may set up a payroll direct deposit arrangement for amounts to be automatically invested in the Fund. Participants in the Payroll Direct Deposit Program may make periodic investments of at least $20 per pay period. Contact the Fund for more information about Payroll Direct Deposits.

                         INDIVIDUAL RETIREMENT ACCOUNTS

     The Fund may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians. For more information and IRA information, call the Fund toll free at 1-800-737-3676.

                              EXCHANGE PRIVILEGES


     Shares of the Fund may be exchanged for shares of another Fund in the same class only. Before engaging in an exchange transaction, a shareholder should read carefully the portions of this Prospectus describing the Fund into which the exchange will be made. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $100. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.

     A new account opened by exchange must be established with the same name(s), address and social security number or TIN as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales tax. No service fee is imposed for exchanges.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized but such gains are not expected to occur since the Fund seeks to maintain a stable net asset value of $1.00 per share. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. No signature guarantee is required.


     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions, simply call the Funds toll free at 1-800-737-3676. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. Telephone exchanges are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. See "Redemption of Fund Shares -- By Telephone" below for a discussion of telephone transactions generally. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the exchange request to the Fund at the address listed under "Purchase of Fund Shares."


                           REDEMPTION OF FUND SHARES


     Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the Fund. If shares are redeemed through a broker-dealer or investment adviser, such redemption is complete upon receipt by the broker-dealer or investment adviser of the shareholder's redemption request. See "Fund Share Valuation." A redemption is a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares because the Fund seeks to maintain a constant net asset value per share of $1.00.


     Where the shares to be redeemed have been purchased by check, the Fund will make redemption proceeds available immediately upon clearance of the purchase check, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


     Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day (unless a shareholder who has previously established wire transfer procedures with the Trust's Transfer Agent had requested that proceeds be sent by wire transfer), although the Fund may take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

     Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Fund's services and their provisions may be modified or terminated at any time by the Fund. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

     You may redeem your shares using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him to redeem your shares. He will then contact the Fund and place a redemption trade on your behalf. You will receive the next determined net asset value per share after receipt of such request by your broker or investment adviser. It will be the responsibility of such broker or investment adviser to transmit your redemption request to the Fund in a timely manner. Such broker or investment adviser may charge you a fee for this service.


     By Mail. You may redeem your shares by sending a letter directly to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares, (ii) your account number, (iii) the amount to be redeemed, and (iv) the signatures of all registered owners. A signature guarantee will be required when redemptions proceeds are to be sent to an address other than the registered address.



     If you elect to receive distributions in cash and checks that (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.



     By Telephone. You may redeem your shares by calling the Fund toll free at 1-800-737-3676. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Fund requires some form of personal identification prior to acting upon instructions received by telephone, records telephone instructions and provides written confirmation to investors of such transactions. Telephone redemptions are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.



     By Wire. You may redeem your shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. Wire redemptions are available to the shareholder unless otherwise indicated by checking the box on the Purchase Application. Please attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.


     Check Writing. A check redemption ($100 minimum, no maximum) feature is available. Checks are free and may be obtained from the Fund. It is not possible to use a check to close out your account since additional shares accrue daily.

     The above mentioned services "Telephone," "Wire" and "Check Writing" are not available for IRAs and trust clients of Trustmark.


     Automatic Withdrawal Plan. An owner of $25,000 or more of shares of the Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


     Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced as a result of shareholder redemption of the account to $500 ($250 for IRA) or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500 ($250 for an IRA), this restriction will not apply.

     Redemption in Kind. All redemptions of shares of the Fund shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

     The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

     The Fund has qualified and intends to continue to qualify annually to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

     The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will declare distributions of such income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution or receive such distributions in cash. If no election is made, distributions will be automatically reinvested in additional shares of the Fund. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

     Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day.

     Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     Distributions of investment income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

     The dividends paid by the Fund are not expected to qualify for the dividend-received deduction available to corporations.

     The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

                               OTHER INFORMATION

CAPITALIZATION

     Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separately managed portfolios or series. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.


     This Prospectus relates to the Institutional Class of the Fund's shares. The Fund also offers Class A and Class B shares. Institutional Class shares and Class A and B shares are identical in all respects with the exception that the Class A shares are subject to a front end sales charge and Class B shares may be subject to a contingent deferred sales charge. Class A and B shares may also be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-737-3676, or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares.


     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING


     Shareholders have the right to vote in the election of Trustees when elections are required by law and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. The Fund may vote separately on items which affect only the Fund and each class within the Fund may vote separately on matters which affect only that class. For example, only Class A and Class B shareholders will vote on matters related to the Fund's Distribution Plan under Rule 12b-1. See "Other Information -- Voting Rights" in the SAI.


     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or Fund.


     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

     The Fund may, from time to time, include its yield and/or total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Fund are mandated by the SEC.

     Quotations of "yield" for the Fund will be based on the income received by a hypothetical investment (less a pro rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for the Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect only the Fund's performance during the particular seven-day period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.


     Performance information for the Fund may be compared to various appropriate unmanaged indices, indices prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Fund, see the SAI.

ACCOUNT SERVICES

     All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.


SHAREHOLDER INQUIRIES



     All shareholder inquiries should be directed to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio, 43218-2484.


     General and Account Information: (800) PERFORM (737-3676).

                                    APPENDIX



                          DESCRIPTION OF BOND RATINGS



     Excerpts from Moody's description of its four highest bond ratings are listed as follows:



          X Aaa -- judged to be the best quality and they carry the smallest degree of investment risk;



          X Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds;



          X A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations";



          X Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time;



     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.



     Excerpts from S&P's description of its four highest bond ratings are listed as follows:



          X AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong;



          X AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from issues only in a small degree;



          X A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;



          X BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.



     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                            [PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISER

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR

BISYS Fund Services
3435 Stelzer Road

Columbus, Ohio 43219


DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road

Columbus, Ohio 43219


CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL


Paul, Weiss, Rifkind, Wharton & Garrison


1285 Avenue of the Americas


New York, New York 10019


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036

PFMMIC0997

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                               INSTITUTIONAL CLASS
                                   PROSPECTUS

                                [TRUSTMARK LOGO]
                 National Bank
                 Performance Funds'
                 Investment Adviser


                               SEPTEMBER 30, 1998


                                                                                STATEMENT OF ADDITIONAL
PART B                                                                          INFORMATION CAPTION
Item 10.            Cover                                                       Page Cover Page

Item 11.            Table of Contents                                           Table of Contents

Item 12.            General Information and History                             Not Applicable

Item 13.             Investment Objective and Policies                          The Investment Policies and
                                                                                Practices of the Funds (Part A);
                                                                                Investment Restrictions

Item 14.            Management of the Registrant                                Management of the Funds

Item 15.            Control Persons and Principal
                    Holders of Securities                                       Management of the Funds; Shares of
                                                                                Beneficial Interest

Item 16.            Investment Advisory and
                    Other Services                                              Management of the Funds;
                                                                                Custodian; Experts

Item 17.            Brokerage Allocation                                        Portfolio Transactions

Item 18.            Capital Stock and Other Securities                          Shares of Beneficial Interest

Item 19.            Purchase, Redemption and
                    Pricing of Securities Being Offered                         Purchase of Shares (Part A);
                                                                                Redemptions; Redemption of Shares
                                                                                (Part A); Exchange Privilege (Part
                                                                                A); Determination of Net Asset
                                                                                Value

Item 20.            Tax Status                                                  Dividends, Distributions and
                                                                                Federal Income Tax (Part A);
                                                                                Federal Income Taxes

Item 21.            Underwriters                                                Management of the Funds

Item 22.            Calculation of Performance Data                             Calculation of Yield and Total
                                                                                Return; Other
                                                                                Information-Performance Information

Item 23.            Financial Statements                                        Financial Statements

                             PERFORMANCE FUNDS TRUST
                       TELEPHONE: 1-800 PERFORM (737-3676)

            STATEMENT OF ADDITIONAL INFORMATION - SEPTEMBER 30, 1998

                              THE MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND

                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
             THE SMALL CAP EQUITY FUND (formerly the Small Cap Fund)
           THE MID CAP EQUITY FUND (formerly the Mid Cap Growth Fund)

                            THE LARGE CAP EQUITY FUND


         Performance Funds Trust (the "Trust") is an open-end, management investment company of the series type. This Statement of Additional Information ("SAI") contains information about the Class A (formerly Consumer Class) Shares, Class B Shares and the "Institutional Shares" of each of the Trust's investment portfolios--THE MONEY MARKET FUND, THE SHORT TERM GOVERNMENT INCOME FUND (THE "SHORT TERM FUND"), THE INTERMEDIATE TERM GOVERNMENT INCOME FUND (THE "INTERMEDIATE FUND") (THE SHORT TERM FUND AND THE INTERMEDIATE FUND ARE TOGETHER REFERRED TO HEREIN AS THE "GOVERNMENT INCOME FUNDS"), THE SMALL CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LARGE CAP EQUITY FUND (each, a "Fund" and collectively, the "Funds"). The investment objectives of each Fund are described in the Prospectus. See "The Investment Policies of the Funds."


         This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated September 30, 1998. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. Copies of the Prospectus may be obtained without charge by writing to the Trust's distributor, at 3435 Stelzer Road, Columbus, Ohio 43219; or by calling the Funds at the telephone number indicated above.

                                TABLE OF CONTENTS

Investment Restrictions                                                                         1
Additional Permitted Investment Activities                                                      3
Management Of The Funds                                                                        13
Rule 12b-1 Distribution Plan                                                                   17
Calculation Of Yield And Total Return                                                          18
Determination Of Net Asset Value                                                               22
Portfolio Transactions                                                                         23
Federal Income Taxes                                                                           25
Shares Of Beneficial Interest                                                                  28
Other Information                                                                              30
Custodian                                                                                      31
Experts                                                                                        31
Financial Statements                                                                           31
Appendix                                                                                       32

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental policies of all Funds except as noted.

         None of the Funds, except where indicated, may:


         (1) purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Money Market Fund, which will not be limited in its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;


         (2) underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Funds' investment program may be deemed to be an underwriting;

         (3) invest more than 15% (10% in the case of the Money Market Fund) of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Board of Trustees determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Board of Trustees;

         (4) acquire securities for the purpose of exercising control or management over the issuers thereof;

         (5) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

         (6) invest in shares of other open-end, management investment companies, beyond the limitations of the Investment Company Act of 1940 (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. In order to avoid the imposition of additional fees as the result of investments by the Trust's Funds in affiliated Funds the Adviser and Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the lesser of acquiring or acquired Funds that are attributable to those Fund investments;

         (7) make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund's total assets;

         (8) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts; except that the Funds may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Prospectus and this SAI;

         (9) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for "margin" payments in connection with financial futures contracts and options on futures contracts) or (except for the Small Cap Equity or Mid Cap Equity Funds make short sales of securities; or



         (10) issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial futures contracts and options thereon when the Fund's obligation thereunder, if any, is "covered" (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's obligations and marks-to-market daily such collateral).

         No Fund may, with respect to 75% (100% with respect to the Money Market
Fund) of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer provided however, the Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

         Unrated Investments. Each Fund may purchase instruments that are not rated if such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund in accordance with procedures adopted by the Board of Trustees.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, in the case of the Money Market Fund, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the 1940 Act, the Fund's Adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.


         Letters of Credit. Each Fund may purchase debt obligations backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser are of investment quality comparable to other permitted investments of the fund may be used for letter of credit-backed investments.

         Lending of Securities. Each Fund may lend its portfolio securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, each Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions, so long as the terms, and the structure of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by a domestic bank or the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of securities loaned rises (i.e., the borrower "marks-to-market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceed 33 1/3% of the value of a Fund's total assets. Loan arrangements made will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

         Interest Rate Futures Contracts and Options Thereon. The Government Income Funds and The Money Market Fund may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement to purchase or sell a specified amount of designated debt securities for a set price at a specified future time. At the time a Fund enters into a futures transaction, it is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked-to-market."

         The Funds may engage only in interest rate futures contract transactions involving (i) the sale of the designated debt securities underlying the futures contract (i.e., short positions) to hedge the value of securities held by such Funds; (ii) the purchase of the designated debt securities underlying the futures contract when such Funds hold a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) activities that are incidental to a Fund's activities in the cash market in which such a Fund has determined to invest. If the market moves favorably after a Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.

         The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

         An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

         Investment in Bond Options. The Government Income Funds may purchase put and call options and write covered put and call options on securities in which each such Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Government Income Funds may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Government Income Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Government Income Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Government Income Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Government Income Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Government Income Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Government Income Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Government Income Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Government Income Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.


         Index Futures Contracts (Equity Funds). An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Funds may enter into stock index futures contracts and may purchase and sell options thereon.


         There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in the Adviser's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of the index futures by the Funds for hedging purposes is also subject to a Fund's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

         Options on Index Futures(Equity Funds). Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Additional Limitations on Futures Contracts and Related Options. In order to comply with undertakings made by the Trust pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will each use interest rate and stock index futures contracts and options thereon, respectively, solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z)(1); provided, however, that with respect to each long position in an interest rate futures contract or option thereon that will be used as part of a portfolio management strategy and that is incidental to such Fund's activities in the underlying cash market but would not come within the meaning and intent of Reg. 1.3(z)(1), the "underlying commodity value" (the size of the contract or option multiplied by its current settlement price) of each such long position will not at any time exceed the sum of:

         (1) The value of short-term United States debt obligations or other United States dollar-denominated high quality short term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on such contract or option;

         (2) Unrealized appreciation on such contract or option held at the broker; and

         (3) Cash proceeds from existing investments due in not more than 30 days.

         No Fund will enter into financial futures contracts and options thereon for which the aggregate initial margin and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options it has entered into; provided, however, that the "in-the-money" amount of an option that was "in-the-money" at the time of purchase will be excluded in computing such 5%.


         Risks Involving Futures Transactions. Transactions by the Government Income Funds, Money Market Fund, Small Cap Equity Fund, Mid Cap and Large Cap Fund in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Funds' incurring larger losses than would otherwise be the case.

         Repurchase Agreements. The Funds may engage in repurchase agreements as set forth in the Prospectus. A repurchase agreement is an instrument under which the purchaser(i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U. S. Treasury or other government obligations or high quality money market instruments. The Fund will require that the value of such underlying securities, together with any other collateral held by a Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreements will always be less than one year. A Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the sellers obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under 1940 Act, repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% (10% for the Money Market Fund) of the total net assets of the Fund would be so invested.

         Short-Term Trading. The Funds do not make a practice of short-term trading; however, purchases and sales of securities will be made whenever necessary in the management's view to achieve the investment objectives of the Fund. The Adviser does not expect that in pursuing the Funds' investment objectives unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The Adviser believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund's investment objective than would otherwise be the case. During periods of relatively stable market and economic conditions, the Adviser expects the portfolio turnover of the Fund will not exceed 250,%, 150%, 200%, 200% and 200% annually for the Short-Term Fund, Intermediate Fund, Small Cap Equity Fund, Mid Cap Equity Fund and Large Cap Fund, respectively.


         Variable and Floating Rate Demand and Master Demand Notes. The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to the Money Market Fund) of that Fund's net assets.

         The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for short term debt securities.


         American Depository Receipts. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may invest in American Depository Receipts ("ADRs"). Generally these are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic securities market. The Funds intend to invest less than 20% of each Fund's total assets in ADRs.


         There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

         In addition, with respect to all ADRs, there is always the risk of loss due to currency fluctuations.

         Mortgage-Related Securities. The Funds may, consistent with its respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related securities stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constituted a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal. FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.

         The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. To the extent a particular CMO or REMIC is issued by an investment company, a Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

         The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

         Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share value and yield are not guaranteed and the Government Income Funds' share values will fluctuate, and there can be no assurance that each Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

         Illiquid Securities. The Funds have adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Acts"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Funds may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as liquid if determined to be liquid by the Adviser pursuant to procedures adopted by the Board.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

         The Adviser will monitor the liquidity of restricted securities in the Funds' portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser, (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer), and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Funds do not exceed 15% (10% with respect to the Money Market Fund) of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 3.


         Small Cap Common Stocks. Investing by the Small Cap Equity and Mid Cap Equity Funds in the common shares of "smaller" companies generally entails greater risk and volatility than investing in large, well-established companies. The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies, thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.

         Mid Cap Common Stocks. Investing by the Mid Cap Equity Fund in the common stocks of mid-sized companies generally entails greater risk and volatility than investing in large, well-established companies. However, mid-sized companies seem to offer unique competitive advantages because, unlike companies listed on the Standard & Poors Fortune 500 Index, these companies are still in the developmental stages of their life cycle and are expected to offer the potential for more rapid growth and for capital appreciation because of their higher growth rates. In addition, in comparison with smaller companies, mid-sized companies tend to have more diversified products, markets, and better financial resources. Furthermore, mid-cap companies have a more defined organizational structure and a plan for management succession. Finally, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.

         Investments in Warrants and Rights. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may invest in warrants which in general are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         Convertible Securities. The Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by Standard & Poor's Corporation ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. Securities rated less than "A" by S&P may have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities. See the Appendix for an explanation of different rating categories.


         In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund may purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

         The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.


         Investments in Small, Unseasoned Companies. The Small Cap Equity, Large Cap Equity and Mid Cap Equity Funds may invest in small unsecured companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings. The Fund may receive lower prices than might otherwise be obtained.

         Corporate Reorganizations. The Small Cap Equity, Large Cap Equity and Mid Cap Equity Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Funds.


         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately after the announcement of the offer or proposal. However, the increased market price of such securities may still discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

         In making such investments, each Fund will not violate any of its diversification requirements or investment restrictions, including the requirement that, except for the investment of up to 25% of its total assets in any one company or industry, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Funds, thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Funds to meet the tests for favorable tax treatment as a "Regulated Investment Company." specified by the Internal Revenue Code (see the Prospectus, "Dividends, Distributions and Federal Income Taxes"). The Adviser intends to select investments of the type described which in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Internal Revenue Code.


         Short Sales. The Mid Cap Equity and Small Cap Equity Funds may make short sales of securities. A short sale is a transaction in which the Funds sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.


         When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Funds' obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U. S. Government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payments received by the

Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The market value of the securities sold short of any one issuer will not exceed either 5% of a Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. Each Fund may also make short sales "against the box" with out respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

         Zero Coupon Securities. The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                           MANAGEMENT OF THE FUNDS

         Trustees and Officers. The trustees and executive officers of the Trust, and their principal occupations during the past five years, are listed below. The trustees who are deemed to be an "interested person" of the Trust for purposes of the 1940 Act are marked with an asterisk "*".


John J. Pileggi, Age 39, Trustee - 230 Park Avenue, New York, New York 10169. Senior Managing Director, Furman Selz LLC.

Charles M. Carr, age 64, Trustee - 1451 Highland Park Drive, Jackson, MS 39211. Petroleum Consultant since 1992. From 1991 to April, 1992 Managing Director at Amoco (U.K.) Exploration Co., West Gate, London, U.K.

John William Head*, age 72, Trustee, - 46 Avery Circle, Jackson, MS 39211. Retired. From 1975-1990 Executive Vice President - CEO of Southern Farm Bureau Casualty Insurance Co.

James H. Johnston, III, M.D., Age 51, Trustee - 1421 North State Street, Suite 203, Jackson, Mississippi 39202. Physician (Gastroenterologist) with Gastrointestinal Associates, P.A., Jackson, Mississippi since 1984.

James T. Mallette*, Age 38, Trustee, 3900 Lakeland Drive, Jackson, Mississippi 39208. Attorney, Stubblefield, Mallette & Harvey, P.A., since May 1, 1997. Prior thereto Mr. Mallette was an attorney with the firm of Daniel Coker Horton and Bell since July 1987. President and Director of Rollingwood Beautiful Association, Inc., Director of Easter Seal Society of Jackson, Mississippi, Inc.

Walter P. Neely, Age 52, Trustee, Ph.D., CFA, 1701 North State Street, Jackson, Mississippi 39210. Professor and Consultant, Millsaps College, Jackson, Mississippi, since 1980. Director, KLLM Transport Systems, Jackson, Mississippi.

Walter B. Grimm*, Age 53, Trustee and President of the Trust, Senior Vice President & Client Services Executive, BISYS Fund Services since June, 1992.

Ellen Stoutamire, Secretary, Vice President of Client Legal Services, BISYS Fund Services; formerly, Associate Counsel for Franklin Templeton Mutual Funds; Vice President and General Counsel for Pioneer Western Corporation.


         As required by law, for as long as the Trust has a Distribution Plan, the selection and nomination of trustees who are not "interested persons" of the Trust will be made by such disinterested trustees. See "Rule 12b-1 Distribution Plan" in this SAI.


         Trustees of the Trust who are not affiliated with the Distributor or the Adviser receive from the Trust an annual fee of $5,000 and a fee for each Board of Trustees and Board committee meeting attended of $1,000. Trustees who are affiliated with the Distributor or the Adviser do not receive compensation from the Trust but all trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table sets forth total compensation paid to Trustees for the fiscal year ended May 31, 1998. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation from the Fund for the fiscal year ended May 31, 1998 in excess of $60,000.

                               COMPENSATION TABLE

                                                                   PENSION OR                              TOTAL
                                                                   RETIREMENT          ESTIMATED       COMPENSATION
                                                 AGGREGATE          BENEFITS            ANNUAL             FROM
                                               COMPENSATION        ACCRUED AS          BENEFITS         REGISTRANT
                                                 FROM THE         PART OF FUND           UPON            AND FUND
NAME OF PERSON, POSITION                        REGISTRANT          EXPENSES          RETIREMENT          COMPLEX
------------------------                        ----------          --------          ----------          -------

John J. Pileggi, Trustee                             $10,330                 0               N/A            $10,330

James H. Johnston, III, M.D.,                        $13,752                 0               N/A            $13,752
Trustee

James T. Mallette,                                   $12,130                 0               N/A            $12,130
Trustee

Walter P. Neely, Ph.D.,                              $13,030                 0               N/A            $13,030
CFA, Trustee

Charles M. Carr, Trustee                             $14,472                 0               N/A            $14,472

John William Head, Trustee                           $12,361                 0               N/A            $12,361


         As of the date of this SAI, trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

         The Adviser. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201 (the "Adviser") serves as the Adviser to each of the Funds pursuant to a Master Investment Advisory Contract (the "Advisory Contract"). The Advisory Contract provides that the Adviser shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Pursuant to the Advisory Contract, the Adviser furnishes to the Board of Trustees periodic reports on the investment strategy and performance of each Fund.

         The Adviser has agreed to provide to the Funds, among other things, money market security and fixed income research, and analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions.

         The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually, (i) by the holders of a majority of the respective Fund's outstanding voting securities (as defined in the 1940
Act) or by the Trust's Board of Trustees and (ii) by a majority of the trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


         For the advisory services it provides to the Funds Trustmark may receive fees based on average daily net assets up to the following annualized rates: Money Market Fund, 0.30%; Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; the Small Cap Equity Fund, 1.00%; the Mid Cap Equity Fund, 0.75%; the Large Cap Equity Fund, 0.60%.

         For the fiscal years ended May 31, 1996, May 31, 1997 and May 31, 1998, Trustmark was entitled to and waived advisory fees as listed below:



                                                       TRUSTMARK ENTITLED                     TRUSTMARK WAIVED
                                                       ------------------                     ----------------

                                                  1996         1997       1998           1996         1997        1998
                                                  ----         ----       ----           ----         ----        ----
The Money Market Fund                          $1,151,421   $1,265,939  $1,358,311    $ 782,328    $ 826,237     $679,155
The Short Term Government Income
  Fund                                            449,285      473,742     490,543        6,868           --           --
The Intermediate Term
  Government Income Fund                          396,037      440,376     572,600       38,724       44,038       57,262
The Mid Cap Equity Fund                           468,219      762,354   1,240,502       94,055      136,382           --
The Large Cap Equity Fund                         750,188    1,154,404   1,671,113      125,235      171,304           --
The Small Cap Equity Fund
  (commenced operations on 10/1/97)                                        330,599                                     --


         Trustmark National Bank also serves as custodian for each of the Funds. See "Custodian." BISYS Fund Services and its affiliates serve as the Funds' transfer agent and provides certain administrative, shareholder servicing and fund accounting services for each Fund.

         Counsel has advised the Trust that the Adviser should be able to perform the services contemplated by the Advisory Contract with the Trust, the Prospectus and this SAI, without violation of the Glass-Steagall Act. Such counsel have pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent the Adviser or its affiliates from continuing to perform, in whole or in part, such services. If the Adviser was prohibited from performing the services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


         Administrator. The Funds entered into an Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"). Under the contract BISYS provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust's officers affiliated with BISYS. For these administrative services, BISYS is entitled to a monthly fee at the annual rate of 0.15% Fund. Prior to November 11, 1996, Furman Selz LLC ("Furman Selz") was Administrator to the Funds.

         For the fiscal year ended May 31, 1998, BISYS earned fees totaling $670,195, $180,995, $168,816, $410,694, $243,636 and $48,141 for the Money
Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity and the Small Cap Equity Funds, respectively. BISYS waived fees totaling $403,393 for the Money Market Fund.

         For the year ended May 31, 1997, Furman Selz and BISYS were entitled to and waived administrative service fees as listed below:


                                                              FURMAN          FURMAN           BISYS           BISYS
                                                             ENTITLED         WAIVED         ENTITLED         WAIVED
                                                             --------         ------         --------         ------

Money Market Fund                                               $272,017        $163,210        $360,952        $216,573
Short Term Fund                                                   73,968              --         104,914              --
Intermediate Fund                                                 58,242              --          73,871              --
Large Cap Equity Fund                                            109,656              --         178,945              --
Mid Cap Equity Fund                                               59,126              --          93,344              --

         For the fiscal year ended May 31, 1996, Furman Selz earned fees totaling $575,832, $168,550, $119,104, $93,541, and $187,486 from the Money
Market Fund, the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund and the respectively, pursuant to each Fund's Administration Agreement with Furman Selz.

                          RULE 12b-1 DISTRIBUTION PLAN

         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Class A and B Shares of the Funds have adopted Distribution Plans (the "Distribution Plans") which permits the Funds to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class B average daily net assets. These costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors, and (v) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of shares of the Funds. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable under the Plan to compensate it for the distribution-related services provided by it or to reimburse it for other distribution-related expenses. The SEC has proposed certain amendments to the Rule. If the proposed amendments are adopted, the distribution arrangement described above may have to be modified to ensure that all payments of distribution expenses are attributable to specific sales or promotional services or activities. Any other amendments to the Rule also could require amendments or revisions to the distribution arrangements described above.

         The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the trustees of the Trust and the Qualified Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder by any Fund without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the trustees of the Trust and the Qualified Trustees.


         For the fiscal year ended May 31, 1998, the Class A Shares (formerly, the Consumer Service Class) of the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Small Cap Equity Fund paid $288,789, $4,034, $5,186, $73,719, $30,841 and
$2,469, respectively, pursuant to each Fund's Distribution Plan. Of the Class A Distribution Plan expenses paid in fiscal year 1998, almost entirely all of the expenses were used for broker/dealer compensation. No Class B Distribution Plan expenses were paid in fiscal year 1998 since there were no Class B Shares outstanding.


                      CALCULATION OF YIELD AND TOTAL RETURN

         Current yield for the Money Market Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

         Based on the seven day period ended May 31, 1998, the seven day yield of the Class A Shares and Institutional Class Shares of the Money Market was 5.11%% and 5.22%, respectively.


         Effective yield for the Money Market Fund will be calculated by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:


         Effective Yield: [ (Base Period Return + 1)/(365/7)] - 1



         The yield for the Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:


                                         n
                                  P (1+T) = ERV



(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         As indicated in the Prospectus, the Funds may advertise certain yield information.

         Yield for the Government Income Funds will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                             a-b
                        YIELD = -----------------------------
                                2[(cd+1) to the 6th power -1]


(where a = hypothetical dividends and interest earned during the 30-day period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the net asset value per share on the last day of the period. The net investment income of each of such Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in such Funds' net investment income for this purpose. For purposes of sales literature, such Funds' yield also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.


         Based on the thirty day period ended May 31, 1998 ("30-day base period") the 30 day yield for the Class A Shares and the Institutional Class of the Short Term Fund was 5.22% and 5.49%, respectively, and the 30 day yield for the Class A Shares and the Institutional Class of the Intermediate Fund was 5.51% and 5.78%, respectively.

         The average annual total return information for Class A Shares for the periods indicated below is as follows:

SHORT TERM GOVERNMENT INCOME FUND                                TOTAL RETURN
One year ended May 31, 1998                                            6.48%
3-year                                                                 5.43%
Inception (6/1/92) to May 31, 1998                                     5.04%

INTERMEDIATE TERM GOVERNMENT INCOME FUND

One year ended May 31, 1998                                            10.15%
3-year                                                                  6.45%
Inception (6/1/92) to May 31, 1997                                      6.78%

LARGE CAP EQUITY FUND

One year ended May 31, 1998                                            32.20%
3-year                                                                 29.78%
Inception (6/1/92) to May 31, 1998                                     19.83%

MID CAP EQUITY FUND

One year ended May 31, 1998                                            26.82%
3-year                                                                 27.23%
Inception (6/1/92) to May 31, 1998                                     21.84%

SMALL CAP EQUITY FUND

One year ended May 31, 1998                                            n/a
3-year                                                                 n/a
Inception (10/1/97) to May 31, 1998                                    -0.90%



         The average annual total return information for the Institutional Class for the periods indicated below is as follows:


SHORT TERM GOVERNMENT INCOME FUND                                TOTAL RETURN
One year ended May 31, 1998                                            6.73%
3-year                                                                 5.69%
Inception (6/1/92) to May 31, 1998                                     5.27%

INTERMEDIATE TERM GOVERNMENT INCOME FUND

One year ended May 31, 1998                                            10.42%
3-year                                                                  6.72%
Inception (6/1/92) to May 31, 1998                                      7.01%

LARGE CAP EQUITY FUND

One year ended May 31, 1998                                            32.53%
3-year                                                                 30.10%
Inception (6/1/92) to May 31, 1998                                     20.09%

MID CAP EQUITY FUND

One year ended May 31, 1998                                            27.15%
3-year                                                                 27.54%
Inception (6/1/92) to May 31, 1998                                     22.13%

SMALL CAP EQUITY FUND

One year ended May 31, 1998                                            n/a
3-year                                                                 n/a
Inception (10/1/97) to May 31, 1998                                    -0.80%

         The yield or total return for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.

         In addition, investors should recognize that changes in the net asset values of shares of a Fund will affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield and total return information for the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield or total return of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield or total return.

         From time to time, the Trust may quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Funds' performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds.

         The Funds' comparative performance for such purposes may be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

         The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as S&P or Moody's. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.

                                HOW TO BUY SHARES

         The Prospectus contains a general description of how investors may buy shares of the fund and states whether the funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors. Class A shares are generally sold with a sales charge payable at the time of purchase (with the exception of the Money Market Fund which charges no sales charge). The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B shares may be subject to a contingent deferred sales charge (CDSC) payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. Class B shares will automatically convert into Class A shares at the end of the month eight years after the purchase date. Institutional Shares which are not subject to sales charges or a

CDSC are available only to certain investors. See the Institutional Class prospectus for more information.

         Sales Without Sales Charge or Contingent Deferred Sales Charges. The Funds may sell shares without a sales charge or CDSC pursuant to several different Special Purchase Plans.

         Letter of Intent. The Funds may waive the sales charge on Class A Shares pursuant to a signed Letter of Intent. The Letter of Intent ("LOI") will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI. A LOI may include purchase of shares made not more than 90 days prior to the date that an investor signs the LOI; however, the 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. A LOI is not a binding obligation upon the investor to purchase the full amount indicated. If the investor desires to redeem shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the LOI, would apply to the total investment made to date. LOI forms may be obtained from Performance Funds Trust or from investment dealers. Interested investors should read the LOI carefully.


         Concurrent Purchases and Right of Accumulation. A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A shares of one or more of the Funds (excluding the Money Market Fund) or by combining a current purchase of Class A shares of a Fund with prior purchases of Shares of any Fund except the Money Market Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A shares of any Fund (excluding the Money Market Fund) sold with a sales charge plus (ii) the then current purchase of Class A shares of any Fund sold with a sales charge plus
(ii) the then current net asset value of all Class A shares held by the Purchaser in any Fund (excluding the Money Market Fund). To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         Class A Shares Sales Charge Waivers. The following classes of investors may purchase Class A shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

         (1) Existing Shareholders of a Fund with accounts open on or prior to September 29, 1998 will incur no sales charges on additional purchases or exchanges through December 31, 1998.

         (2) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

         (3) Officers, trustees, directors, advisory board members, employees and retired employees of the Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Investment Advisor (and spouses, children and parents of each of the foregoing);

         (4) Investors for whom a Trustmark, Trustmark correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

         (5) Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load); and

         (6) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.

         In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

         Class B Shares CDSC Waivers. The CDSC does not apply to (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (3) minimum required distributions from qualified retirement plans to Shareholders that have attained the age of 70-1/2; (4) redemptions of up to 12% of the account value annually using the Automatic Withdrawal Plan feature; and (5) investors who purchases Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.

         In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions, and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other Funds of the Trust as described under "Exchange Privilege" in the Prospectus.



                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each Fund is determined by the Administrator of the Funds on each day the New York Stock Exchange is open for trading.

         As indicated under "Fund Share Valuation" in the prospectus, the Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing shareholders of the Money Market Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 13 months or less and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The extent of any deviations from $1.00 per share will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the

Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

         Securities of the Funds for which market quotations are available are valued at latest prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Trustees and are based on yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Board of Trustees.


         With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.


                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best execution taking into account the broker's general execution and operational facilities, the type of transaction involved and other factors. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         The Adviser may, in circumstances in which two or more brokers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received may be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Contracts, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by brokers through which the Adviser places securities transactions for a Fund may be used by the Adviser in servicing its other accounts, and not all of these services may be used by the Adviser in connection with advising the Funds. In so allocating portfolio transactions, the Adviser may, in compliance with Section 28(e) of the Securities Exchange Act of 1934, cause the Trust to pay an amount of commission that exceeds the amount of commission that another broker would have charged for effecting the same transaction.

         Except in the case of equity securities purchased by the Equity Funds, purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities and other debt obligations are traded on a net basis and do not involve brokerage commissions. The costs associated with executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Any of the Funds may purchase obligations from underwriting syndicates of which the Distributor or affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees. Under the Investment Company Act of 1940, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Fund to affiliated brokers.


         Purchases and sales of equity securities for the Equity Funds typically are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities for Equity Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser will generally seek reasonably competitive spreads or commissions, the Equity Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.


         For the fiscal year ended May 31, 1998 the Money Market Fund and the Short Term Fund did not pay any brokerage commissions. During the same period, the Small Cap Equity Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund paid $138,937, $153,152.37 and $79,058.56, respectively, in brokerage commissions. For the fiscal years ended May 31, 1996 and May 31, 1997 the Money Market Fund, the Short Term Fund and the Intermediate Fund did not pay any brokerage commissions. During the same periods the Mid Cap Equity Fund paid $115,918 and $152,907 and the Large Cap Fund paid $50,303 and $88,895, respectively, in brokerage commissions.


         Portfolio Turnover. Because the portfolio of the Money Market Fund consists of securities with relatively short-term maturities, the Fund can expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because the portfolio securities will in most cases be held to maturity and will not be resold. Also, it is not anticipated that the Money Market Fund will incur brokerage commissions in connection with any of its portfolio transactions.


         The portfolio turnover rate for the Government Income Funds generally is not expected to exceed 250%. The portfolio turnover rate for the Small Cap, Mid Cap and Large Cap Fund are not expected to exceed 200%, 200% and 100%, respectively . The portfolio turnover rate will not be a limiting factor when the Adviser deems portfolio changes appropriate. For the fiscal year ended May 31, 1998, the portfolio turnover rates for the Short Term Fund, the Small Cap Equity Fund were 65.07%, 35.62%, 4.78%, 20.48% and 12.28%, respectively. For the fiscal year ended May 31, 1997, the portfolio turnover rates for the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund and the Large Cap Fund were 86%, 46%, 8% and 1%, respectively.


                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of dividends and distributions made by the Trust. This section of the SAI includes additional information concerning federal income taxes.


         Qualification by a Fund as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") requires, among other things, that (a) at least 90% of a Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities, options, futures, forward contracts, foreign currencies, and other income derived with respect to its business of investing in stock or securities; and (b) a Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities (except that such other securities must be limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The Fund will not be subject to federal income tax on its net investment income and net capital gains which are distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.


         Under the Code, a nondeductible excise tax of 4%, is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income for the calendar year,
(ii) 98% of capital gain net income for the one year period ending on October 31 and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the regulated investment company from its current year's ordinary income and capital gain net income and (ii) any amount on which the regulated investment company pays income tax for the year.

         For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         A capital gains distribution will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution will be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal tax purposes.

         It is anticipated that a portion of the dividends paid by the Small Cap, Mid Cap and Large Cap Equity Funds will qualify for the dividends-received deduction available to corporations. The Small Cap, Mid Cap and Large Cap Equity Funds are required to notify shareholders of the amount of dividends which will qualify for the deduction within 60 days of the close of each Fund's taxable year. The dividends paid by the other Funds are not expected to qualify. Tax law proposals introduced from time to time, may also affect the dividends received deduction.

         If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares the shareholder subsequently pays a reduced sales load for shares of a Fund, the sales load previously incurred acquiring the Fund's shares shall not be taken into account (to the Extent such previous sales loads so not exceed the reduction in sales loads) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 60-day period beginning 30 days before and ending 30 days after the day the shares are disposed.

         If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

         The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by a Fund at the end of a fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Any gain or loss recognized with respect to forward currency contracts is considered to be 60% long term capital gain or loss and 40% short term capital gain or loss, without regard to the holding period of the contract. Code Section 988 may also apply to forward contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Section 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.


         Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules (such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules) that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. Investors should consult their tax advisers with respect to such rules.



         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.



         Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.




                          SHARES OF BENEFICIAL INTEREST

         The Funds currently offer their shares in multiple classes, each with different sales arrangements and bearing different expenses. Under the Funds' Articles of Incorporation, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (II) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         As of September 18, 1998, the following were five percent or greater shareholders of the Funds:


                                 SHORT TERM FUND

INSTITUTIONAL CLASS

Harman & Co.                                                           27.49%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                           69.73%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Donaldson Lufkin Jenrette                                               9.89%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                               8.31%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Corelink Financial Inc.                                                39.21%
P.O. 4054
Concord, CA 94524

CLASS B SHARES
None.


                                INTERMEDIATE FUND

INSTITUTIONAL CLASS

Harman & Co.                                                     28.46%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                     68.31%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Corelink Financial Inc.                                          57.55%
P.O. Box 4054
Concord, CA 94524

CLASS B SHARES
None.
                              MID CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                                     20.26%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                     74.19%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Corelink Financial Inc.                                          25.89%
P.O. Box 4054
Concord, CA 94524

CLASS B SHARES
None.

                             LARGE CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                                     15.38%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                     57.24%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

First American Trust Company                                     10.75%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA 92701-4617

First American Trust Company                                     10.91%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA 92701-4617

CLASS A SHARES

Corelink Financial Inc.                                                  15.17%
P.O. Box 4054
Concord, CA 94524

CLASS B SHARES
None.
                             SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS

Harman & Co.                                                             12.02%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

Harman & Co.                                                             83.44%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

Donaldson Lufkin Jenrette                                                 8.33%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                 8.84%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Corelink Financial Inc.                                                  52.19%
P.O. 4054
Concord, CA 94524

CLASS B SHARES
None.

                               MONEY MARKET FUND

INSTITUTIONAL CLASS

Harman & Co.                                                             98.71%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS 39205-0291

CLASS A SHARES

W.G. Yates & Sons Construction Co.                                        5.47%
Attn  Marvin Blanks

P.O. Box 456
Philadelphia, MS 39350-0456

St. Dominic Jackson Memorial Hospital                                     17.37%
Attn.  Frank Quiriconi
969 Lakeland Drive
Jackson, MS 39216-4602

CLASS B SHARES
None.


                                OTHER INFORMATION

         The Trust's Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN


         Trustmark also acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Trustmark receives an asset-based fee and transaction charges.

         For the fiscal year ended May 31, 1998, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Small Cap Equity Fund paid $181,734, $49,055, $45,809, $111,408, $65,593 and $13,224, respectively, to the Custodian.

         For the fiscal year ended May 31, 1997, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund and the Large Cap Fund paid $168,792, $47,702, $35,230, $40,659 and $76,961, respectively, to the Custodian.

         For the fiscal year ended May 31, 1996, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Mid Cap Equity Fund and the Large Cap Fund paid $153,662, $44,947, $31,761, $24,944 and $49,996, respectively, to the Custodian.


                                     EXPERTS

         PricewaterhouseCoopers LLP serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP's address is 1177 Avenue of the Americas, New York, New York 10036.

                              FINANCIAL STATEMENTS

          Financial Statements for the Funds as of May 31, 1998 and for the period then ended including the Report of PricewaterhouseCoopers LLP, independent accountants, as contained in the Annual Report to Shareholders are incorporated by reference.

                                    APPENDIX

         The following is a description of the ratings by Moody's and Standard & Poor's.

                         MOODY'S INVESTORS SERVICE, INC.

         Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.        An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

         Suspension or withdrawal may occur if new and material circumstances arise the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1

                          STANDARD & POOR'S CORPORATION

         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Corporation ("SAP"). Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

         C1: The rating C1 is reserved for income bonds on which no interest is being paid.

         D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      (1)      Financial  Statements included in Part A of this Registration
                  Statement are the Financial Highlights for the following:


                  THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                  THE LARGE CAP EQUITY FUND
                  THE MONEY MARKET FUND
                  THE MID CAP EQUITY FUND
                  THE SMALL CAP EQUITY FUND

         (2) Financial Statements included in Part B of this Registration Statement are the audited financial statements including Portfolio of Investments, Statement of Assets and Liabilities, Statement of Changes in Net Assets, Statement of Operations, Notes to Financial Statements and Independent Accountant's Report contained in the Annual Report for the fiscal year ended May 31, 1998 which are incorporated by reference to the Statement of Additional Information:

                  THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                  THE LARGE CAP EQUITY FUND
                  THE MONEY MARKET FUND
                  THE MID CAP EQUITY FUND
                  THE SMALL CAP EQUITY FUND


(b)               Exhibits:

         (1)      Trust Instrument. (1)

(2)      (a)      Bylaws of Registrant. (1)

(2)      (b)      Amendment to Bylaws. (8)

(3)               None.

(4)               None.

(5)      (a)      Revised Form of Master Investment Advisory Contract between
                  Registrant and Trustmark National Bank. (4)

         (b) Master Administration Agreement between Registrant and BISYS Fund Services. (7)

         (c) Form of Investment Advisory Contract Supplement for The Small Cap Fund. (7)


         (d) Form of Amendment to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc.--filed herewith


(6) Form of Revised Distribution Agreement between Registrant and Performance Funds Distributor, Inc. (7)


(6)      (b)      Form of Amendment to Distribution Agreement between Registrant and Performance Funds Distributor, Inc.--filed herewith


(7)               None.

(8)      Custodian Agreement between Registrant and Trustmark National Bank.(2)

(9)      (a)      Transfer Agency Agreement between Registrant and BISYS Fund
                  Services, Inc. (7)

         (b) Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. (7)

         (c) Form of Amendment to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.--filed herewith

         (d) Form of Amendment to Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc.--filed herewith


(10)     Consent of Counsel -- filed herewith


(11)     Consent of Independent Accountants--filed herewith


(12)     None.

(13)     Subscription Agreement. (3)

(14)     None.

(15)     (a)      Amendment to Rule 12b-1 Distribution Plan and Agreement
                  between Registrant and Performance Funds Distributor, Inc. (7)

(15)     (b)      Supplement to the Rule 2b-1 Distribution Plan and Agreement
                  between The Small Cap Fund and Performance Funds
                  Distributor, Inc. (7)

         (c) Revised Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares--filed herewith

(15)     (d)      Revised Plan of Distribution Pursuant to Rule 12b-1 for Class
                  B Shares--filed herewith

(15)     (e)      Form of Services Agreement between Performance Funds
                  Distributor, Inc. and BISYS FUND SERVICES LIMITED PARTNERSHIP d/b/a BISYS Fund Services. (7)

(15)     (f)      Form of Compensation Agreement between Trustmark National Bank and BISYS FUND SERVICES LIMITED PARTNERSHIP d/b/a BISYS Fund
                  Services. (7)

(15)     (g)      Form of Dealer and Selling Group Agreement with Performance
                  Funds Trust. (7)

(15)     (h)      Form of Service Organization Agreement--Class A Shares--filed herewith.

(15)     (i)      Form of Service Organization Agreement--Class B Shares--filed herewith.

(15)     (j)      Form of Service Organization Agreement--Institutional Class
                  Shares--filed herewith.

(15)     (k)      Form of Revised Dealer and Selling Group Agreement--filed
                  herewith.


(16)     Schedule for Computation of Performance Quotations. (8)


(17)     Financial Data Scheduled--filed herewith

(18) Amended and Restated Rule 18f-3 Plan to incorporate Class A and B Shares--filed herewith

(1)      Filed with original Registration Statement on March 12, 1992.
(2)      Filed with Pre-Effective Amendment No. 3 on May 22, 1992.
(3)      Filed with Pre-Effective Amendment No. 1 on April 29, 1992.
(4)      Filed with Post-Effective Amendment No. 1 on November 23, 1992.

(5)      Filed with Post-Effective Amendment No. 4 on September 30, 1994.
(6)      Filed with Post-Effective Amendment No. 6 on September 27, 1996.
(7)      Filed with Post-Effective Amendment No. 8 on September 26, 1997.
(8)      Filed with Post-Effective Amendment No. 9 on March 31, 1998.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AT SEPTEMBER 18, 1997.

Short-Term Government Income Fund (Institutional).....................   40
Short-Term Government Income Fund (Class A)...........................    5
Intermediate Term Government Fixed Income Fund (Institutional)........   60
Intermediate Term Government Fixed Income Fund (Class A)..............   19
The Large Cap Equity Fund (Class A)...................................  304
The Large Cap Equity Fund (Institutional).............................  160
Money Market Fund (Class A)...........................................  874
Money Market Fund (Institutional).....................................   98
Mid Cap Equity Fund (Class A).........................................   58
Mid Cap Equity Fund (Institutional)...................................   18
Small Cap Equity Fund (Class A).......................................    4
Small Cap Equity Fund (Institutional).................................    0


ITEM 27. INDEMNIFICATION.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and
Section 1.12 of the Master Distribution Contract (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registration will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defining claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and Section 1.12 of the Master Distribution Contract (Exhibit 6 to this Registration Statement) limit the liability of Trustmark National Bank to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(I) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


         Trustmark National Bank is a subsidiary of Trustmark Corporation, a one bank holding company located in Jackson, Mississippi. Trustmark National Bank was founded in 1889 and offers a variety of deposit, credit and investment products to its customers through its 170 locations and 58 off premise automated teller machines in 46 Mississippi communities. As of June 30, 1998, Trustmark had assets of approximately $5.8 billion and capital of approximately $614 million.


         The executive offices of Trustmark Corporation and Trustmark National Bank and such executive officers positions during the past two years are as follows:

         Frank R. Day, Chairman of the Board, Trustmark Corporation; Chairman of the Board, Trustmark National Bank; Director of Mississippi Power & Light Company and South Central Bell Telephone Company.

         Richard Hickson, chief Executive Officer of Trustmark Corporation, joined Trustmark in 1997. Prior thereto, Mr. Hickson was employed as the President of South Trust Bank of Georgia, N.A. since 1995.

         Harry Walker, President of Trustmark National Bank.

         Gerard Host, Executive Vice President and Chief Financial Officer.

ITEM 29. PRINCIPAL UNDERWRITER.


                  (a) Performance Funds Distributor, Inc. acts as Distributor/ Underwriter for no other registered investment company.


                  (b)      Officers and Directors.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH                       POSITIONS AND OFFICES
BUSINESS ADDRESS*                           REGISTRANT                                       WITH UNDERWRITER
-----------------                           ----------                                       ----------------

Lynn J. Magnum                              None                                             Chairman/CEO
Robert J. McMullan                          None                                             Executive Vice
                                                                                             President/Treasurer
J. David Huber                              None                                             President
Kevin J. Del                                None                                             Vice President/General
                                                                                             Counsel/Secretary
Mark J. Rybarczyk                           None                                             Senior Vice President
Dennis Sheehan                              None                                             Senior Vice President
Sean Kelly                                  None                                             Vice President
Dale Smith                                  None                                             Vice President

Michael Burns                               None                                             Vice President
Annamaria Porcaro                           None                                             Assistant Secretary

         (c)      Not applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

         (a) All accounts, books and other documents required to be maintained by the Investment Adviser and the Custodian pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi, 39201.

         (b) All accounts, books and other documents required to be maintained by the Fund Accountant and Administrator pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of BISYS Fund Services, Inc.*

         (c) All accounts, books and other documents required to be maintained by the Distributor pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Performance Funds Distributor, Inc., 125 West 55th Street, New York, New York, 10019.


*        All addresses are 3435 Stelzer Road, Columbus, Ohio 43219.


ITEM 31. MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32. UNDERTAKINGS.

                  (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                  (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.


*  All addresses are 3435 Stelzer Road, Columbus, Ohio 43219.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on September 30, 1998.


                                           PERFORMANCE FUNDS TRUST (REGISTRANT)

                                           By: /s/ WALTER B. GRIMM
                                           Walter B. Grimm, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                                       TITLE                                      DATE
---------                                                       -----                                      ----



/s/ JOHN J. PILEGGI                                           Trustee                                   September 30, 1998
John J. Pileggi

JAMES H. JOHNSTON, III*                                       Trustee                                   September 30, 1998
James H. Johnston, III

JAMES T. MALLETTE*                                            Trustee                                   September 30, 1998
James T. Mallette

WALTER P. NEELY*                                              Trustee                                   September 30, 1998
Walter P. Neely

CHARLES M. CARR**                                             Trustee                                   September 30, 1998
Charles M. Carr

JOHN WILLIAM HEAD**                                           Trustee                                   September 30, 1998
John William Head

/s/ WALTER B. GRIMM                                           President                                 September 30, 1998
Walter B. Grimm


*By: /s/ JOHN J. PILEGGI
         John J. Pileggi, Attorney-in-Fact pursuant to Power of
         Attorney previously filed.

** /s/ WALTER B. GRIMM
         Walter B. Grimm, Attorney-in-Fact pursuant to Power of
         Attorney previously filed.